UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond Chairman and Chief Executive Officer 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2007 Annual Report to Shareholders

31 October 2007

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Water Portfolio

PowerShares International Listed Private Equity Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan
Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

PowerShares FTSE RAFI Developed Markets
ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Europe Small-Mid Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Emerging Markets Sovereign
Debt Portfolio

PowerShares Insured National Municipal
Bond Portfolio

PowerShares Insured California Municipal
Bond Portfolio

PowerShares Insured New York Municipal
Bond Portfolio

Table of Contents

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	43

Frequency Distribution of Discounts & Premiums	44

Fees and Expenses	46

Schedules of Investments

PowerShares Dynamic Asia Pacific Portfolio	51

PowerShares Dynamic Developed International Opportunities Portfolio	53

PowerShares Dynamic Europe Portfolio	57

PowerShares Global Clean Energy Portfolio	61

PowerShares Global Water Portfolio	63

PowerShares International Listed Private Equity Portfolio	64

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	65

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	67

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	70

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	81

PowerShares FTSE RAFI Emerging Markets Portfolio	95

PowerShares FTSE RAFI Europe Portfolio	98

PowerShares FTSE RAFI Europe Small-Mid Portfolio	104

PowerShares FTSE RAFI Japan Portfolio	111

PowerShares 1-30 Laddered Treasury Portfolio	115

PowerShares Emerging Markets Sovereign Debt Portfolio	116

PowerShares Insured National Municipal Bond Portfolio	117

PowerShares Insured California Municipal Bond Portfolio	119

PowerShares Insured New York Municipal Bond Portfolio	121

Statements of Assets and Liabilities	124

Statements of Operations	128

Statements of Changes in Net Assets	132

Financial Highlights	136

Notes to Financial Statements	146

Report of Independent Registered Public Accounting Firm	158

Supplemental Information (Unaudited)	159

Information about Advisory Agreement (Unaudited)	165

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment(s) in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in PowerShares Capital Management LLC. Let me share with you some of my excitement as the launch of these new global funds demonstrates PowerShares continued quest to expand your opportunities to invest in PowerShares Exchange-Traded funds.

Since the launch of the initial five PowerShares global funds on June 13, 2007, we have now launched an additional 14 new funds, including our first group of fixed income funds. These include the first three ETF's based upon insured municipal bonds; our Insured National Muni bond fund and our two insured state muni bond funds, one for New York and a second for California. Our PowerShares 1-30 Laddered Treasury fund is a tool that will help investors invest across the entire yield curve.

Our new funds also include a set of global funds which will enable investors to invest in securities listed on exchanges around the world utilizing the same Intelligent Index, Intelligent Access and Intelligent Exposure they have come to expect from PowerShares.

Our challenge is to continue to provide some of the investment vehicles to help you achieve your financial goals. Over the past two months we launched five new funds, two fixed income funds and three international equity funds. It is our desire to provide you with the intelligent access, exposure and indices to the global marketplace as well as the U.S. market.

During November and December of 2007 our sister company, PowerShares Capital Management, Ireland, has launched 13 new funds which trade on a number of the European stock exchanges. The expansion onto the European exchanges represents another milestone for our management team.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchanged-Traded Fund Trust II, I want to thank you for you participation in the PowerShares family of exchange-traded funds. We look forward to serving you in the future.

Highest Regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

The Market Environment

Many global currencies, most notably the Euro, reached new record highs vs. the U.S. dollar during the period ended October 31, 2007. Perception that U.S. short-term interest rates would continue to be lowered by the Fed in response to the ongoing U.S. credit crunch as well as a recycling of petrodollars into European banks were both considered major causes for significant dollar outflows. China's rampant economic growth in 2007 (relative to the rest of the world) resulted in an equity market which provided triple-digit total returns. Partially in reaction to the strong appreciation of global commodity prices, emerging market equities from nations such as Brazil, India, and South Korea also experienced relatively strong gains in 2007. Global debt markets were the tale of two stories: developed government bonds rallied while high yield issues suffered in the wake of the U.S. credit crisis, which spread overseas. Similar to the equity asset class, emerging market debt significantly outperformed its developed market peers.

Many of these funds represent the initial application of PowerShares "Intellidexes" to securities listed on foreign stock exchanges. This has resulted in different mechanisms of acquiring the securities in the fund and sometimes a small difference in the composition of the fund's holdings compared to the underlying index. When these factors are combined with the diversification requirements, desired tax efficiency for the fund, and short initial fiscal period, the difference of the fund's performance compared with its underlying index has, in a few cases, been greater than Powershares' funds' historical performance.

Manager's Analysis

PowerShares Dynamic Asia Pacific Portfolio (ticker: PUA)

The PowerShares Dynamic Asia Pacific Portfolio is based on the QSG Asia-Pacific Opportunities Index, which seeks to identify stocks of Asia-Pacific companies that possess the greatest potential for capital appreciation. The Index is constructed pursuant to QSG proprietary methodology, which evaluates, ranks and sorts more than 10,000 global securities using a proprietary multi-factor model that is based on numerous measures of expected outperformance. The Index is rebalanced and reconstituted quarterly.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	34.3
Industrials	20.1
Materials	13.0
Energy	8.0
Telecommunication Services	7.8
Consumer Discretionary	6.6
Information Technology	4.1
Utilities	3.7
Consumer Staples	1.6
Health Care	0.3
Money Market Fund	0.8
Other	(0.3)

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	28.9
Small-Cap Value	21.8
Small-Cap Growth	17.3
Large-Cap Value	13.4
Large-Cap Growth	9.9
Mid-Cap Growth	8.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Jubilee Mines NL	1.6
China Shipping Container Lines Co. Ltd., H-Shares	1.3
STX Pan Ocean Co. Ltd.	1.2
Jiangxi Copper Co. Ltd., H-Shares	1.1
Labroy Marine Ltd.	1.1
PICC Property & Casualty Co. Ltd., H-Shares	1.1
CNOOC Ltd.	1.1
Pacific Basin Shipping Ltd.	1.1
OneSteel Ltd.	1.1
Telecom Corp. of New Zealand Ltd.	1.0
Total	11.7

Manager's Analysis (Continued)

PowerShares Dynamic Asia Pacific Portfolio (ticker: PUA)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
QSG Asia-Pacific Opportunities Index	31.26
MSCI Pacific Index	7.04
MSCI EAFE Index	8.86

Fund

NAV Return	29.63
Share Price Return	31.41

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 558 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

The PowerShares Dynamic Developed International Opportunities Portfolio is based on the QSG Developed International Opportunities Index, which seeks to identify global equities with strong potential for capital appreciation. The Index is constructed pursuant to QSG proprietary methodology, which evaluates, ranks and sorts more than 10,000 global securities using a proprietary multifactor model that is based on numerous measures of expected outperformance. The Index is rebalanced monthly and reconstituted annually.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financial	34.7
Industrials	20.0
Materials	19.3
Consumer Discretionary	15.5
Energy	8.4
Information Technology	2.9
Telecommunication Services	2.5
Utilities	1.0
Consumer Staples	0.4
Money Market Fund	0.1
Other	(4.8)

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	23.5
Mid-Cap Value	20.9
Small-Cap Value	17.7
Small-Cap Growth	15.2
Mid-Cap Growth	14.4
Large-Cap Growth	8.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Kobe Steel Ltd.	1.2
PetroChina Co. Ltd., H-Shares	0.7
China TeleCom Corp Ltd., H-Shares	0.6
Hypo Real Estate Holding AG	0.6
Dragon Oil PLC	0.6
Eramet	0.6
Sumitomo Metal Mining Co. Ltd.	0.6
Singapore Petroleum Co. Ltd.	0.6
Porsche AG	0.6
Jardine Cycle & Carriage Ltd.	0.6
Total	6.7

Manager's Analysis (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
QSG Developed International Opportunities Index	9.10
MSCI EAFE Index	8.86
S&P 500 Index	2.87

Fund

NAV Return	8.42
Share Price Return	8.51

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500 Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Manager's Analysis

PowerShares Dynamic Europe Portfolio (ticker: PEH)

The PowerShares Dynamic Europe Portfolio is based on the QSG Active Europe Index, which seeks to identify stocks of European companies that possess the greatest potential for capital appreciation. The Index is constructed pursuant to QSG proprietary methodology, which evaluates, ranks and sorts more than 10,000 global securities using a proprietary multifactor model that is based on numerous measures of expected outperformance.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	37.2
Industrials	22.3
Materials	14.8
Consumer Discretionary	12.3
Energy	7.5
Telecommunication Services	3.3
Utilities	2.6
Information Technology	1.5
Consumer Staples	0.8
Money Market Fund	0.1
Other	(2.4)

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	20.6
Mid-Cap Value	17.7
Small-Cap Value	17.2
Mid-Cap Growth	15.7
Small-Cap Growth	15.6
Large-Cap Growth	13.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
HSBC Holdings PLC	2.5
Buzzi Unicem SpA	1.4
Hypo Real Estate Holdings AG	1.0
Telecom Italia SpA	0.8
Swiss Life Holding	0.8
Bank of Ireland	0.8
Compagnie Generale des Etablissements Michelin, Class B	0.8
Wendel	0.8
Banque Cantonale Vaudoise	0.7
Bank Austria Creditanstalt AG	0.7
Total	10.3

Manager's Analysis (Continued)

PowerShares Dynamic Europe Portfolio (ticker: PEH)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
QSG Active Europe Index	6.01
MSCI Europe Index	9.67
MSCI EAFE Index	8.86

Fund

NAV Return	4.78
Share Price Return	4.57

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 579 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares Global Clean Energy Portfolio (ticker: PBD)

The PowerShares Global Clean Energy Portfolio is based on the WilderHill New Energy Global Innovation Index. The Index seeks to deliver capital appreciation and is composed of companies that focus on greener and generally renewable sources of energy and technologies facilitating cleaner energy. The modified equal weighted portfolio is rebalanced and reconstituted quarterly.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Energy-Alternate Sources	39.0
Electrical Component & Equipment	19.7
Electric	13.6
Chemicals	4.8
Engineering & Construction	4.1
Electronics	2.8
Hand/Machine Tools	2.8
Venture Capital	2.3
Semiconductors	2.2
Machinery-Diversified	2.2
Distribution/Wholesale	2.0
Auto Parts & Equipment	1.7
Biotechnology	1.2
Building Materials	0.9
Computers	0.6
Money Market Fund	0.1

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	29.7
Small-Cap Value	25.4
Mid-Cap Growth	24.0
Large-Cap Value	7.3
Mid-Cap Value	6.9
Large-Cap Growth	6.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
JA Solar Holdings Co. Ltd. ADR	3.3
Yingli Green Energy Holding Co. Ltd. ADR	3.1
Gamesa Corporacion Tecnologica S.A.	2.9
Vestas Wind Systems A/S	2.8
Nordex AG	2.7
REpower Systems AG	2.6
EDF Energies Nouvelles S.A.	2.6
Scottish & Southern Energy PLC	2.4
Acciona S.A.	2.4
Babcock & Brown Wind Partners	2.3
Total	27.1

Manager's Analysis (Continued)

PowerShares Global Clean Energy Portfolio (ticker: PBD)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
WilderHill New Energy Global Innovation Index	17.81
MSCI EAFE Index	8.86
S&P 500 Index	2.87

Fund

NAV Return	23.31
Share Price Return	23.30

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500 Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Manager's Analysis

PowerShares Global Water Portfolio (ticker: PIO)

The PowerShares Global Water Portfolio is based on the Palisades Global Water Index. The Index seeks to identify a group of global companies that focus on the provision of potable water, the treatment of water and the technology and services that are directly related to global water consumption. The modified equal-weighted portfolio is rebalanced and reconstituted quarterly.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Environmental Control	20.2
Machinery-Diversified	16.2
Miscellaneous Manufacturing	12.6
Water	10.2
Electronics	9.9
Engineering & Construction	9.2
Electric	6.4
Metal Fabricate/Hardware	3.7
Chemicals	3.5
Building Materials	2.5
Commercial Services	1.9
Healthcare-Products	1.4
Holding Companies-Diversified	1.3
Money Market Fund	0.9
Other	0.1

Style Allocation (%)

as of 31 October 2007

Small-Cap Growth	35.1
Small-Cap Value	31.8
Mid-Cap Growth	15.5
Large-Cap Growth	8.0
Mid-Cap Value	6.5
Large-Cap Value	3.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Techem AG	4.9
Hyflux Ltd.	4.8
Arcadis N.V.	4.2
Veolia Environnement	4.1
Andritz AG	4.1
Impregilo SpA	3.9
Kurita Water Industries Ltd.	3.9
Hera SpA	3.8
Tetra Tech, Inc.	3.8
KSB AG	3.7
Total	41.2

Manager's Analysis (Continued)

PowerShares Global Water Portfolio (ticker: PIO)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
Palisades Global Water Index	12.54
MSCI EAFE Index	8.86
S&P 500 Index	2.87

Fund

NAV Return	8.77
Share Price Return	7.60

Fund Inception: 13 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500 Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Manager's Analysis

PowerShares International Listed Private Equity Portfolio (ticker: PFP)

The PowerShares International Listed Private Equity Portfolio seeks to replicate the International Listed Private Equity IndexSM, which includes a diversified mix of more than 30 internationally listed companies with direct investments in more than 1,000 private global businesses. Constituents for the Index are selected based upon reputation, valuation, management, financial data, historical performance and the need for diversification within the Index. The Index is rebalanced and reconstituted quarterly.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Venture Capital	28.6
Investment Compaines	27.2
Closed-end Funds	12.0
Holding Companies-Diversified	11.3
Diversified Financial Services	11.2
Engineering & Construction	5.1
Electric	3.5
Electrical Components & Equipment	0.6
Other	0.5

Style Allocation (%)

as of 31 October 2007

Mid-Cap Value	36.8
Small-Cap Growth	32.0
Small-Cap Value	21.0
Mid-Cap Growth	10.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Wendel	9.9
Eurazeo	9.5
3i Group PLC	9.1
Jafco Co. Ltd.	7.8
Onex Corp.	6.3
Macquarie Airports	5.1
KKR Private Equity Investors LP	4.7
Macquarie Infrastructure Group	4.7
SVG Capital PLC	3.8
Intermediate Capital Group PLC	3.8
Total	64.7

Manager's Analysis (Continued)

PowerShares International Listed Private Equity Portfolio (ticker: PFP)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
International Listed Private Equity IndexSM	6.58
MSCI AC World Financials Index	3.27
MSCI EAFE Index	4.48

Fund

NAV Return	6.30
Share Price Return	6.19

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI AC World Financials Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 547 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

The PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio is based on the FTSE RAFI Asia Pacific ex Japan Index. The Index is designed to track the performance of the largest equities of companies domiciled in the Asia Pacific region (excluding Japan), selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	41.1
Telecommunication Services	20.1
Industrials	15.6
Materials	7.5
Energy	5.9
Consumer Staples	3.8
Utilities	3.3
Consumer Discretionary	3.2
Information Technology	0.9
Health Care	0.5
Other	(1.9)

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	40.7
Large-Cap Growth	25.2
Mid-Cap Value	19.5
Mid-Cap Growth	10.6
Small-Cap Value	2.4
Small-Cap Growth	1.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
China Mobile Ltd.	9.0
Telstra Corp. Ltd.	5.1
CNOOC Ltd.	3.8
National Australia Bank Ltd.	3.8
BHP Billiton Ltd.	3.6
Hutchison Whampoa Ltd.	3.6
Commonwealth Bank of Australia	3.6
Hang Seng Bank Ltd.	2.6
Australia & New Zealand Banking Group Ltd.	2.4
Westpac Banking Corp.	2.4
Total	39.9

Manager's Analysis (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
FTSE RAFI Asia Pacific ex Japan Index	26.73
MSCI Pacific Free ex Japan IndexSM	21.19
MSCI EAFE Index	6.93

Fund

NAV Return	26.53
Share Price Return	29.19

Fund Inception: 25 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific Free ex Japan Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 176 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (ticker: PDQ)

The PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio is based on the FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index. The Index is designed to track the performance of small and middle capitalization equities of companies domiciled in the Asia Pacific region (excluding Japan), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	30.2
Industrials	19.8
Consumer Discretionary	15.9
Materials	7.8
Information Technology	7.6
Consumer Staples	6.5
Utilities	3.5
Health Care	3.4
Telecommunication Services	2.1
Energy	2.0
Money Market Fund	0.2
Other	1.0

Style Allocation (%)

as of 31 October 2007

Small-Cap Value	35.5
Small-Cap Growth	28.4
Mid-Cap Growth	18.5
Mid-Cap Value	15.8
Large-Cap Growth	1.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Shanghai Industrial Holdings Ltd.	2.5
Lenovo Group Ltd.	2.1
OneSteel Ltd.	1.8
STX Pan Ocean Co. Ltd.	1.6
China Overseas Land & Investment Ltd.	1.3
China Merchants Holdings International Co. Ltd.	1.3
Beijing Enterprises Holdings Ltd.	1.1
Singapore Exchange Ltd.	1.0
China Resources Power Holdings Co.	1.0
CSL Ltd.	1.0
Total	14.7

Manager's Analysis (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (ticker: PDQ)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index	7.29
MSCI Pacific ex Japan Small Index	5.05
MSCI EAFE Index	4.48

Fund

NAV Return	7.29
Share Price Return	9.03

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific ex Japan Small Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 173 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

The PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio is based on the FTSE RAFI Developed Markets ex U.S. Index. The Index is designed to track the performance of small and middle capitalization equities of companies domiciled in the Asia Pacific region (excluding Japan), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	24.6
Consumer Discretionary	14.2
Industrials	11.9
Energy	10.8
Telecommunication Services	9.5
Materials	7.4
Consumer Staples	7.4
Utilities	6.9
Information Technology	4.3
Health Care	3.2
Other	(0.2)

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	43.0
Large-Cap Growth	28.8
Mid-Cap Value	11.5
Mid-Cap Growth	11.0
Small-Cap Value	3.5
Small-Cap Growth	2.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
BP PLC	2.0
Vodafone Group PLC	1.5
Royal Dutch Shell PLC, Class A	1.5
Daimler AG	1.4
Total S.A.	1.2
HSBC Holdings PLC	1.1
Royal Dutch Shell PLC, Class B	1.1
Eni SpA	1.0
Nippon Telegraph & Telephone Corp.	1.0
Toyota Motor Corp.	1.0
Total	12.8

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
FTSE RAFI Developed Markets ex U.S. Index	8.21
MSCI EAFE Index	6.93
S&P 500 Index	4.07

Fund

NAV Return	7.48
Share Price Return	8.23

Fund Inception: 25 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500 Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

The PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio is based on the FTSE RAFI Developed Markets ex US Mid Small 1500 Index. The Index is designed to track the performance of small and mid- capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Industrials	23.0
Financials	21.2
Consumer Discretionary	19.1
Materials	9.0
Consumer Staples	8.8
Information Technology	8.3
Energy	4.0
Health Care	3.0
Utilities	1.9
Telecommunication Services	1.0
Money Market Fund	0.2
Other	0.5

Style Allocation (%)

as of 31 October 2007

Small-Cap Value	40.6
Small-Cap Growth	37.8
Mid-Cap Growth	12.7
Mid-Cap Value	7.8
Large-Cap Growth	0.9
Large-Cap Value	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Shanghai Industrial Holdings Ltd.	0.4
Lenovo Group Ltd.	0.4
Sanyo Shinpan Finance Co. Ltd.	0.3
OneSteel Ltd.	0.3
Hitachi Zosen Corp.	0.3
Itochu Enex Co. Ltd.	0.3
Heiwa Corp.	0.3
STX Pan Ocean Co. Ltd.	0.3
Research in Motion Ltd.	0.3
Jardine Cycle & Carriage Ltd.	0.3
Total	3.2

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
FTSE RAFI Developed ex US Mid Small 1500 Index	4.96
MSCI EAFE Small Index	6.18
MSCI EAFE Index	4.48

Fund

NAV Return	5.12
Share Price Return	4.47

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Small Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,175 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

The PowerShares FTSE RAFI Emerging Markets Portfolio is based on the FTSE RAFI Emerging Index. The Index is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Telecommunication Services	27.1
Energy	18.4
Financials	16.2
Materials	15.5
Information Technology	7.9
Utilities	7.0
Industrials	4.0
Consumer Staples	2.4
Consumer Discretionary	0.5
Healthcare	0.3
Money Market Fund	6.3
Other	(5.6)

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	30.7
Large-Cap Growth	27.3
Mid-Cap Value	19.6
Mid-Cap Growth	15.7
Small-Cap Value	3.6
Small-Cap Growth	3.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
PetroChina Co. Ltd., H-Shares	7.4
POSCO ADR	6.2
Chunghwa Telecom Co. Ltd. ADR	4.1
Rostelecom ADR	3.6
Korea Electric Power Corp. ADR	3.3
KT Corp ADR	3.3
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0
SK Telecom Co. Ltd. ADR	2.8
Videsh Sanchar Nigam Ltd. ADR	2.5
Petroleo Brasileiro S.A. SPON ADR	2.1
Total	38.3

Manager's Analysis (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
FTSE RAFI Emerging Index	13.47
MSCI Emerging Markets Index	11.34
MSCI EAFE Index	4.48

Fund

NAV Return	9.35
Share Price Return	8.56

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.85% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 835 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

The PowerShares FTSE RAFI Europe Portfolio is based on the FTSE RAFI Europe Index. The Index is designed to track the performance of the largest European equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Financials	26.8
Energy	13.7
Consumer Discretionary	13.5
Telecommunication Services	9.2
Consumer Staples	9.0
Utilities	8.4
Industrials	7.9
Materials	7.6
Health Care	3.8
Information Technology	1.9
Other	(1.8)

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	49.8
Large-Cap Growth	34.4
Mid-Cap Growth	8.5
Mid-Cap Value	6.2
Small-Cap Value	0.7
Small-Cap Growth	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
BP PLC	3.3
Vodafone Group PLC	2.5
Royal Dutch Shell PLC, Class A	2.4
Daimler AG	2.3
Total S.A.	2.0
HSBC Holdings PLC	1.9
Royal Dutch Shell PLC, Class B	1.8
Eni SpA	1.7
ING Groep N.V. CVA	1.3
Volkswagen AG	1.3
Total	20.5

Manager's Analysis (Continued)

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
FTSE RAFI Europe Index	7.88
MSCI Europe Index	7.37
MSCI EAFE Index	6.93

Fund

NAV Return	9.67
Share Price Return	11.80

Fund Inception: 25 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 579 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Europe Small-Mid Portfolio (ticker: PWD)

The PowerShares FTSE RAFI Europe Small-Mid Portfolio is based on the FTSE RAFI Developed Europe Mid Small Index. The Index is designed to track the performance of small-capitalization European equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Industrials	27.8
Financials	21.6
Consumer Discretionary	17.8
Materials	7.5
Consumer Staples	7.1
Information Technology	6.7
Energy	4.1
Healthcare	3.9
Utilities	1.9
Telecommunication Services	1.3
Money Market Fund	0.1
Other	0.2

Style Allocation (%)

as of 31 October 2007

Small-Cap Value	38.5
Small-Cap Growth	37.1
Mid-Cap Growth	17.0
Mid-Cap Value	7.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Medion AG	0.6
SCOR SE	0.5
Gamesa Corporacion Tecnologica S.A.	0.5
Laurus N.V.	0.5
Univar N.V.	0.5
Vestas Wind Systems A/S	0.4
Jeronimo Martins SGPS S.A.	0.4
D/S Norden A/S	0.4
DS Smith PLC	0.4
Tessenderlo Chemie N.V.	0.4
Total	4.6

Manager's Analysis (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio (ticker: PWD)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
FTSE RAFI Developed Europe Mid Small Index	6.61
MSCI Europe Small Index	7.16
MSCI EAFE Index	4.48

Fund

NAV Return	6.31
Share Price Return	4.93

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe Small Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 530 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

The PowerShares FTSE RAFI Japan Portfolio is based on the FTSE RAFI Japan Index. The Index is designed to track the performance of the largest Japanese equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

Sector Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Consumer Discretionary	23.9
Industrials	21.9
Information Technology	11.2
Financials	10.0
Materials	7.9
Telecommunication Services	6.7
Utilities	6.7
Consumer Staples	4.7
Health Care	2.9
Energy	2.8
Money Market Fund	0.1
Other	1.2

Style Allocation (%)

as of 31 October 2007

Large-Cap Value	30.5
Mid-Cap Value	19.0
Large-Cap Growth	17.4
Mid-Cap Growth	16.8
Small-Cap Value	10.0
Small-Cap Growth	6.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Toyota Motor Corp.	4.2
Nippon Telegraph & Telephone Corp.	4.1
Nissan Motor Co. Ltd.	2.2
Mitsui & Co. Ltd	2.1
Mitsubishi Corp.	2.0
Honda Motor Co. Ltd.	1.8
NTT DoCoMo, Inc.	1.7
Sony Corp.	1.7
Hitachi Ltd.	1.6
Tokyo Electric Power (The) Co., Inc.	1.5
Total	22.9

Manager's Analysis (Continued)

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
FTSE RAFI Japan Index	-0.18
MSCI Japan Index	-0.63
MSCI EAFE Index	6.93

Fund

NAV Return	0.00
Share Price Return	1.84

Fund Inception: 25 June 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers. The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Japan Index and MSCI EAFE Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 382 and 1,137 common stocks, respectively.

Manager's Analysis

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

The PowerShares 1-30 Laddered Treasury Portfolio is based on the Ryan/Mergent 1-30 Year Treasury Laddered Index, which measures the potential returns of U.S. Treasury securities with a yield curve based upon 30 U.S. Treasury Bonds with fixed coupons, scheduled to mature in a proportional, annual sequential ("laddered") structure.

Duration Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Maturing in 1 to 5 Years	16.7
Maturing in 6 to 10 Years	16.7
Maturing in 11 to 15 Years	16.3
Maturing in 16 to 20 Years	19.7
Maturing in 21 to 25 Years	16.4
Maturing in 26 to 30 Years	13.0
Other	1.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
United States Treasury Bond 5.375%, 2/15/2031	9.8
United States Treasury Bond 4.500%, 2/15/2036	9.8
United States Treasury Note 3.500%, 2/15/2010	3.4
United States Treasury Note 4.000%, 2/15/2014	3.4
United States Treasury Note 3.875%, 2/15/2013	3.4
United States Treasury Note 4.500%, 2/28/2011	3.4
United States Treasury Note 4.625%, 2/29/2012	3.4
United States Treasury Note 4.000%, 2/15/2015	3.3
United States Treasury Note 3.375%, 2/15/2008	3.3
United States Treasury Note 4.500%, 2/15/2016	3.3
Total	46.5

Manager's Analysis (Continued)

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

  Fund Performance History (%)  As of 31 October 2007

Fund

Fund Inception Cumulative
Ryan/Mergent 1-30 Year Treasury Laddered Index	1.76
Index
NAV Return	1.71
Share Price Return	1.72

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Manager's Analysis

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

The PowerShares Emerging Markets Sovereign Debt Portfolio is based on the DB Emerging Market USD Liquid Balanced Index. The Index tracks the performance of a selected basket of liquid emerging markets U.S. dollar-denominated government bonds issued by approximately 17 emerging market countries. The countries in the Index are selected annually pursuant to a proprietary index methodology and the membership list is rebalanced quarterly.

Country Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Mexico	9.7
Colombia	9.6
Brazil	9.5
Philippines	9.4
Turkey	9.4
El Salvador	4.7
Vietnam	4.7
Peru	4.7
Russia	4.7
South Africa	4.6
Panama	4.6
Venezuela	4.6
Indonesia	4.6
Bulgaria	4.6
Ukraine	4.6
Uruguay	4.5
Other	1.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Republic of Colombia, 7.375%, 9/18/37	4.9
Federal Republic of Brazil, 7.125%, 1/20/37	4.9
Republic of Philippines, 9.500%, 2/02/30	4.9
United Mexican States Series A, MTN, 7.500%, 4/08/33	4.8
United Mexican States MTN, 8.300%, 8/15/31	4.8
Republic of Colombia, 11.750%, 2/25/20	4.7
Republic of Turkey, 8.000%, 2/14/34	4.7
Republic of El Salvador, 8.250%, 4/10/32	4.7
Socialist Republic of Vietnam, 6.875%, 1/15/16	4.7
Russian Federation, 11.000%, 7/24/18	4.7
Total	47.8

Manager's Analysis (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
DB Emerging Market USD Liquid Balanced Index	1.86

Fund

NAV Return	1.65
Share Price Return	2.09

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Manager's Analysis

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

The PowerShares Insured National Municipal Bond Portfolio is based on the Merrill Lynch Insured National Long-Term Core Municipal Securities Index. The Index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by U.S. municipalities in the U.S. domestic market. The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

State Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

California	16.4
Georgia	12.9
Texas	12.7
New Jersey	7.5
Missouri	6.5
Nevada	6.2
Massachusetts	4.2
Washington	3.3
Kentucky	3.3
Connecticut	3.3
District of Columbia	3.3
Arizona	3.3
Louisiana	3.2
Maryland	3.1
Colorado	3.1
Illinois	3.1
Alabama	3.1
Other	1.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
San Francisco Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA, 5.00%, 07/01/30	5.0
New Jersey State Educational Facilities Auth Rev (Kean University) Ser 07D FGIC, 5.00%, 07/01/39	4.2
Massachusetts State School Building Auth Dedicated Sales Tax Rev Ser 05A FSA, 5.00%, 08/15/30	4.2
San Luis Obispo County Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA, 5.00%, 09/01/38	4.2
San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA, 4.50%, 11/01/31	3.9
New Jersey State Transportation Trust Fund Auth (Transit System) Ser 07A AMBAC, 5.00%, 12/15/32	3.3
Clarke County Hospital Auth Rev (Athens Regional Medical Center Project) Ser 07 MBIA, 5.00%, 01/01/27	3.3
University of Washington Ser 07 AMBAC, 5.00%, 06/01/37	3.3
Kentucky State Municipal Power Agency System Rev (Prairie State Project) Ser 07A MBIA, 5.00%, 09/01/37	3.3
Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA, 5.00%, 08/01/35	3.3
Total	38.0

Manager's Analysis (Continued)

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
Merrill Lynch Insured Natural Long-Term Core Municipal Securities Index	0.30

Fund

NAV Return	0.52
Share Price Return	-0.66

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.28% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Manager's Analysis

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

The PowerShares Insured California Municipal Bond Portfolio is based on the Merrill Lynch California Insured Long-Term Core Municipal Securities Index. The Index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by California or Puerto Rico or their political subdivisions. The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Ad Valorem Property Tax	17.9
Water Revenue	16.4
Sewer Revenue	14.7
Sales Tax Revenue	11.6
Lease Revenue	10.2
Miscellaneous Revenue	7.1
Electric Power Revenue	6.7
College Revenue	4.2
Highway Tolls Revenue	3.6
Tax Increment Revenue	3.0
General Fund	3.0
Other	1.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
East Bay California Municipal Utility District Water System Rev Ref Ser 07A FGIC, 5.00%, 06/01/32	8.4
Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA, 5.00%, 08/01/35	8.3
Santa Clara Valley California Transportaion Auth Sales Tax Rev Ref (Measure A) Ser 07A AMBAC, 5.00%, 04/01/36	8.3
Antelope Valley California Community College District (Election 2004) Ser 07B MBIA, 5.25%, 08/01/39	7.3
Los Angeles California Community College District Ref - Election 2001 Ser 05A FSA, 5.00%, 08/01/25	4.2
San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA, 5.00%, 09/01/38	4.2
California State University Rev Systemwide Ser 07A FSA, 5.00%, 11/01/37	4.2
Los Angeles California Municipal Improvement Corp. Lease Rev Ser 07B-1 FGIC, 4.25%, 01/01/37	4.0
San Francisco California City & County Public Utilities Commission Water Rev Ser 06A FSA, 4.50%, 11/01/31	3.9
Hollister California Joint Powers Financing Auth (Wastewater Revenue Refing & Imported Project)Ser 01 FSA, 5.00%, 06/01/32	3.8
Total	56.6

Manager's Analysis (Continued)

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
Merrill Lynch California Insured Long-Term Core Municipal Securities Index	0.31

Fund

NAV Return	0.28
Share Price Return	-0.56

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.28% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Manager's Analysis

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

The PowerShares Insured New York Municipal Bond Portfolio is based on the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index. The Index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by New York or Puerto Rico or their political subdivisions. The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

Industry Breakdown (% of the Fund's

Net Assets) as of 31 October 2007

Electric Power Revenue	20.8
Recreational Revenue	12.4
Highway Tolls Revenue	11.3
College Revenue	10.5
Sales Tax Revenue	10.4
Lease Revenue	7.2
Hospital Revenue	4.2
Hotel Occupancy Tax	4.1
Transit Revenue	4.0
Miscellaneous Revenue	3.8
Income Tax Revenue	3.8
Water Revenue	3.7
Ad Valorem Property Tax	2.1
Money Market Fund	0.2
Other	1.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 31 October 2007

Security
Puerto Rico Electric Power Auth Power Rev Ser 05RR XLCA, 5.00%, 07/01/26	10.5
New York State Dormitory Auth Rev Nonstated Supported Debt (Mount Sinal School - Medical New York University) Ser 07 MBIA, 5.00%, 07/01/35	10.4
Sales Tax Asset Receivables Corp. Ser 04A AMBAC, 5.00%, 10/15/32	10.4
Long Island Power Auth Electric System Rev Ser 04A AMBAC, 5.00%, 09/01/34	10.3
Rensselaer City School District Ctfs Partn Ser 06 XLCA, 5.00%, 06/01/36	4.8
New York State Thruway Auth General Rev Ser 07H FGIC, 5.00%, 01/01/37	4.2
New York State Dormitory Auth Rev Mental Health Services Facilities Impt Ser 05B AMBAC, 5.00%, 02/15/30	4.2
Triborough Bridge & Tunnel Auth Rev Ser 02 MBIA, 5.00%, 11/15/32	4.1
New York City Trust for Cultural Resources Rev (American Museum of National History) Ser 04A MBIA, 5.00%, 07/01/44	4.1
New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC, 5.00%, 01/01/46	4.1
Total	67.1

Manager's Analysis (Continued)

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

  Fund Performance History (%)  As of 31 October 2007

Index

Fund Inception Cumulative
Merrill Lynch New York Insured Long-Term Core Municipal Securities Index	0.35

Fund

NAV Return	0.44
Share Price Return	-0.50

Fund Inception: 11 October 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The shares performance reflects fee waivers, absent which, performance would have been lower. According to the Fund's most recent prospectus, the expense ratio of 0.28% is expressed as a unitary fee to cover expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See powershares.com to find the most recent month-end performance numbers.The index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index.

The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

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Funds' Distribution History

	Ex-Dividend	10/15/07	9/21/07	9/14/07	8/15/07	7/13/07	6/15/07
	Record	10/17/07	9/25/07	9/18/07	8/17/07	7/17/07	6/19/07
	Payable	10/31/07	9/28/07	9/28/07	8/31/07	7/31/07	6/29/07
Fund	Ticker
PowerShares Dynamic Asia Pacific Portfolio	PUA	—	0.13374	—	—	—	—
PowerShares Dynamic Developed International Opportunities Portfolio	PFA	—	0.03740	—	—	—	—
PowerShares Dynamic Europe Portfolio	PEH	—	0.02749	—	—	—	—
PowerShares Global Clean Energy Portfolio	PBD	—	—	—	—	—	—
PowerShares Global Water Portfolio	PIO	—	—	—	—	—	—
PowerShares International Listed Private Equity Portfolio	PFP	—	—	—	—	—	—
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PAF	—	0.26234	—	—	—	—
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PDQ	—	—	—	—	—	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PXF	—	0.01328	—	—	—	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PDN	—	—	—	—	—	—
PowerShares FTSE RAFI Emerging Markets Portfolio	PXH	—	—	—	—	—	—
PowerShares FTSE RAFI Europe Portfolio	PEF	—	0.04415	—	—	—	—
PowerShares FTSE RAFI Europe Small-Mid Portfolio	PWD	—	—	—	—	—	—
PowerShares FTSE RAFI Japan Portfolio	PJO	—	—	—	—	—	—
PowerShares 1-30 Laddered Treasury Portfolio	PLW	—	—	—	—	—	—
PowerShares Emerging Markets Sovereign Debt Portfolio	PCY	—	—	—	—	—	—
PowerShares Insured National Municipal Bond Portfolio	PZA	—	—	—	—	—	—
PowerShares Insured California Municipal Bond Portfolio	PWZ	—	—	—	—	—	—
PowerShares Insured New York Municipal Bond Portfolio	PZT	—	—	—	—	—	—

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2007

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PUA	PowerShares Dynamic Asia Pacific Portfolio	6/13/07	99	10	10	22	14	13	6
PFA	PowerShares Dynamic Developed International Opportunities Portfolio	6/13/07	99	7	6	30	37	10	1
PEH	PowerShares Dynamic Europe Portfolio	6/13/07	99	15	24	30	13	1	1
PBD	PowerShares Global Clean Energy Portfolio	6/13/07	99	7	8	24	20	21	9
PIO	PowerShares Global Water Portfolio	6/13/07	99	10	17	40	17	5	3
PFP	PowerShares International Listed Private Equity Portfolio	9/27/07	25	0	1	4	12	5	2
PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	6/25/07	91	12	8	15	15	9	5
PDQ	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	9/27/07	25	0	0	1	7	1	16
PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6/25/07	91	15	11	24	14	2	3
PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9/27/07	25	0	2	8	10	4	1
PXH	PowerShares FTSE RAFI Emerging Markets Portfolio	9/27/07	25	0	1	0	8	5	8
PEF	PowerShares FTSE RAFI Europe Portfolio	6/25/07	91	15	14	13	7	2	2
PWD	PowerShares FTSE RAFI Europe Small-Mid Portfolio	9/27/07	25	1	1	13	7	3	0
PJO	PowerShares FTSE RAFI Japan Portfolio	6/25/07	91	11	14	17	14	6	2
PLW	PowerShares 1-30 Laddered Treasury Portfolio	10/11/07	15	12	1	0	0	0	0
PCY	PowerShares Emerging Markets Sovereign Debt Portfolio	10/11/07	15	0	2	10	3	0	0
PZA	PowerShares Insured National Municipal Bond Portfolio	10/11/07	15	9	1	2	0	0	0
PWZ	PowerShares Insured California Municipal Bond Portfolio	10/11/07	15	5	6	2	0	0	0
PZT	PowerShares Insured New York Municipal Bond Portfolio	10/11/07	15	6	3	1	0	0	0

	Closing Below Above NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PUA	14	2	6	1	1	0
PFA	5	3	0	0	0	0
PEH	6	4	5	0	0	0
PBD	5	0	3	2	0	0
PIO	5	1	1	0	0	0
PFP	1	0	0	0	0	0
PAF	4	7	6	8	2	0
PDQ	0	0	0	0	0	0
PXF	7	6	4	3	1	1
PDN	0	0	0	0	0	0
PXH	2	1	0	0	0	0
PEF	8	9	9	7	4	1
PWD	0	0	0	0	0	0
PJO	9	3	7	6	1	1
PLW	2	0	0	0	0	0
PCY	0	0	0	0	0	0
PZA	2	1	0	0	0	0
PWZ	2	0	0	0	0	0
PZT	4	0	1	0	0	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the period ended October 31, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 13, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (1) June 13, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares Dynamic Asia Pacific Portfolio Actual	$1,000.00	$1,296.31	0.80%	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
PowerShares Dynamic Developed International Opportunities Portfolio Actual	$1,000.00	$1,084.15	0.75%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Dynamic Europe Portfolio Actual	$1,000.00	$1,047.77	0.75%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

Fees and Expenses (Continued)

	Beginning Account Value June 13, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (1) June 13, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares Global Clean Energy Portfolio Actual	$1,000.00	$1,233.08	0.75%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Global Water Portfolio Actual	$1,000.00	$1,087.70	0.75%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
	Beginning Account Value September 27, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (2) September 27, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares International Listed Private Equity Portfolio Actual	$1,000.00	$1,063.04	0.75%	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
	Beginning Account Value June 25, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (3) June 25, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio Actual	$1,000.00	$1,265.34	0.80%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08

Fees and Expenses (Continued)

	Beginning Account Value September 27, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (2) September 27, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio Actual	$1,000.00	$1,072.94	0.80%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
	Beginning Account Value June 25, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (3) June 25, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Actual	$1,000.00	$1,074.79	0.75%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
	Beginning Account Value September 27, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (2) September 27, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio Actual	$1,000.00	$1,051.23	0.75%	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares FTSE RAFI Emerging Markets Portfolio Actual	$1,000.00	$1,093.54	0.85%	$0.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	0.85%	$4.33

Fees and Expenses (Continued)

	Beginning Account Value June 25, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (3) June 25, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares FTSE RAFI Europe Portfolio Actual	$1,000.00	$1,096.68	0.75%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
	Beginning Account Value September 27, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (2) September 27, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares FTSE RAFI Europe Small-Mid Portfolio Actual	$1,000.00	$1,063.12	0.75%	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
	Beginning Account Value June 25, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (3) June 25, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares FTSE RAFI Japan Portfolio Actual	$1,000.00	$1,000.00	0.75%	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

Fees and Expenses (Continued)

	Beginning Account Value October 11, 2007 (Commencement of Investment Operations)	Ending Account Value October 31, 2007	Annualized Expense Ratio Based on Number of Days in the Period	Expenses Paid During Period (4) October 11, 2007 (Commencement of Investment Operations) to October 31, 2007
PowerShares 1-30 Laddered Treasury Portfolio Actual	$1,000.00	$1,017.06	0.25%	$0.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
PowerShares Emerging Markets Sovereign Debt Portfolio
Actual	$1,000.00	$1,016.48	0.50%	$0.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55
PowerShares Insured National Municipal Bond Portfolio
Actual	$1,000.00	$1,005.21	0.28%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43
PowerShares Insured California Municipal Bond Portfolio
Actual	$1,000.00	$1,002.82	0.28%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43
PowerShares Insured New York Municipal Bond Portfolio
Actual	$1,000.00	$1,004.44	0.28%	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	0.28%	$1.43

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 13, 2007 (commencement of investment operations) to October 31, 2007. Actual expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 141 and then dividing the result by 365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 27, 2007 (commencement of investment operations) to October 31, 2007. Actual expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 35 and then dividing the result by 365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

(3)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 25, 2007 (commencement of investment operations) to October 31, 2007. Actual expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 129 and then dividing the result by 365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

(4)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 11, 2007 (commencement of investment operations) to October 31, 2007. Actual expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 21 and then dividing the result by 365. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365.

Schedule of Investments

PowerShares Dynamic Asia Pacific Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—27.1%
5,584	Adelaide Bank Ltd.	$75,917
20,330	Adelaide Brighton Ltd.	69,334
30,354	Amcor Ltd.	197,477
22,204	AMP Ltd.	209,685
6,621	Ansell Ltd.	75,902
24,464	APN News & Media Ltd.	121,522
5,701	Aquarius Platinum Ltd.	221,903
1,527	ASX Ltd.	81,159
5,591	AWB Ltd.	15,441
5,811	Bendigo Bank Ltd.	75,233
6,024	BHP Billiton Ltd.	257,364
22,032	BlueScope Steel Ltd.	216,432
64,933	CFS Retail Property Trust	146,831
38,545	Challenger Financial Services Group Ltd.	225,760
13,024	Coates Hire Ltd.	78,093
1,428	Commonwealth Bank of Australia	81,389
133,346	Commonwealth Property Office Fund	195,254
67,602	CSR Ltd.	213,637
75,021	DB RREEF Trust	145,309
11,012	Flight Centre Ltd.	248,093
30,885	GPT Group	132,237
13,981	Harvey Norman Holdings Ltd.	87,848
92,463	ING Industrial Fund	239,932
124,548	ING Office Fund	207,765
21,354	Jubilee Mines NL	465,260
54,082	Macquarie Airports	219,528
111,286	Macquarie CountryWide Trust	207,300
25,866	Macquarie Infrastructure Group	75,749
139,396	Macquarie Office Trust	211,864
42,751	MFS Ltd.	206,021
3,291	Minara Resources Ltd.	19,825
34,482	Oil Search Ltd.	135,814
48,277	OneSteel Ltd.	307,816
14,884	Origin Energy Ltd.	126,213
61,670	Oxiana Ltd.	240,041
67,197	Pacific Brands Ltd.	215,471
1,090	Perpetual Ltd.	75,014
40,096	Qantas Airways Ltd.	219,609
6,888	QBE Insurance Group Ltd.	207,462
15,760	Santos Ltd.	204,916
6,232	Seven Network Ltd.	78,893
8,082	Sims Group Ltd.	210,843
6,393	St. George Bank Ltd.	215,363
11,480	Suncorp-Metway Ltd.	215,761
92,235	Virgin Blue Holdings Ltd.	188,053
12,364	Zinifex Ltd.	190,781
		7,857,114
	China—31.1%
162,885	Air China Ltd., H-Shares	245,458
95,557	Aluminum Corp. of China Ltd., H-Shares	272,463
246,890	Bank of China Ltd., H-Shares	161,179
114,639	Bank of Communications Co. Ltd., H-Shares	207,364

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
80,790	BOC Hong Kong Holdings Ltd.	$226,710
45,000	China Aviation Oil Singapore Corp. Ltd.	84,176
256,918	China Construction Bank Corp., H-Shares	288,713
34,586	China Life Insurance Co. Ltd., H-Shares	229,583
11,537	China Mobile Ltd.	233,693
71,345	China Netcom Group Corp. (Hong Kong) Ltd.	217,235
168,468	China Petroleum & Chemical Corp. (Sinopec), H-Shares	253,437
289,422	China Shipping Container Lines Co. Ltd., H-Shares	378,638
315,998	China Telecom Corp Ltd., H-Shares	272,749
114,058	China Unicom Ltd.	274,005
232,541	CITIC International Financial Holdings Ltd.	198,315
36,389	Citic Pacific Ltd.	227,701
154,322	CNOOC Ltd.	321,752
343,634	CNPC Hong Kong Ltd.	277,096
975	Dah Chong Hong Holdings Ltd.*	596
163,968	Datang International Power Generation Co. Ltd., H-Shares	184,260
119,785	Denway Motors Ltd.	83,454
322,393	Dongfeng Motor Group Co. Ltd., H-Shares	293,660
200,090	Guangzhou Investment Co. Ltd.	84,158
280,934	Haitian International Holdings Ltd.	224,724
167,416	Huaneng Power International, Inc., H-Shares	196,990
97,512	Industrial & Commercial Bank of China, H-Shares	92,092
85,838	Industrial and Commercial Bank of China (Asia) Ltd.	237,553
95,346	Jiangxi Copper Co. Ltd., H-Shares	332,140
93,996	Kowloon Development Co. Ltd.	291,053
97,335	Lenovo Group Ltd.	109,632
220,267	Maanshan Iron & Steel Co., H-Shares	194,099
90,789	Minmetals Resources Ltd.	78,012
17,000	People's Food Holdings Ltd.	15,372
119,970	PetroChina Co. Ltd., H-Shares	300,280
154,761	PICC Property & Casualty Co. Ltd., H-Shares	323,466
17,664	Ping An Insurance (Group) Co. of China Ltd., H-Shares	244,308
35,673	Shanghai Industrial Holdings Ltd.	208,953
228,782	Shenzhen Investment Ltd.	218,427
136,024	Shui On Land Ltd.	187,781
156,633	Tianjin Development Holdings Ltd.	261,904
122,073	Yanzhou Coal Mining Co. Ltd., H-Shares	260,816
169,382	Zhejiang Expressway Co. Ltd., H-Shares	241,700
		9,035,697
	Hong Kong—20.9%
204,637	Allied Properties HK Ltd.	81,318
72,744	Cathay Pacific Airways Ltd.	215,394
245,092	Chaoda Modern Agriculture (Holdings) Ltd.	221,666
19,336	Cheung Kong Infrastructure Holdings Ltd.	75,340
69,655	China Insurance International Holdings Co. Ltd.*	224,221
117,441	China Oriental Group Co. Ltd.	84,094

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Asia Pacific Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
128,050	Chinese Estates Holdings Ltd.	$257,395
28,628	CLP Holdings Ltd.	192,434
86,904	Dah Sing Banking Group Ltd.	200,251
22,936	Dah Sing Financial Group	217,648
265,328	First Pacific Co. Ltd.	200,602
324,950	Guangdong Investment Ltd.	220,944
40,133	Hang Lung Group Ltd.	235,077
71,346	Hongkong and Shanghai Hotels (The) Ltd.	131,447
38,145	Hongkong Electric Holdings Ltd.	195,381
199,723	Hopewell Highway Infrastructure Ltd.	187,591
30,519	Hopewell Holdings Ltd.	157,107
12,274	Hutchison Whampoa Ltd.	152,974
18,074	Jardine Cycle & Carriage Ltd.	261,988
14,027	Jardine Strategic Holdings Ltd.	232,848
26,657	Kingboard Chemical Holdings Ltd.	173,683
211,844	Kingboard Laminates Holdings Ltd.	186,950
144,898	Pacific Basin Shipping Ltd.	320,051
17,385	Swire Pacific Ltd., Class A	246,505
36,300	Transport International Holdings Ltd.	184,057
25,227	VTech Holdings Ltd.	213,512
45,585	Wharf (Holdings) (The) Ltd.	272,306
73,445	Wheelock and Co. Ltd.	236,895
42,000	Wheelock Properties (S) Ltd.	71,027
17,636	Wing Hang Bank Ltd.	206,377
18,906	Wing Lung Bank Ltd.	195,382
		6,052,465
	Korea, Republic of—1.2%
132,000	STX Pan Ocean Co. Ltd.	335,296
	Malaysia—1.0%
13,880	Guoco Group Ltd.	213,103
200,835	Samling Global Ltd.	68,406
		281,509
	Netherlands—0.7%
26,106	ASM Pacific Technology Ltd.	203,437
	New Zealand—1.8%
24,594	Air New Zealand Ltd.	40,103
20,310	Fletcher Building Ltd.	185,270
90,554	Telecom Corp. of New Zealand Ltd.	302,280
		527,653
	Norway—0.6%
152,800	Total Access Communication Public Co. Ltd.*	183,360
	Singapore—13.6%
33,940	Australand Property Group	74,860
142,000	ComfortDelgro Corp. Ltd.	189,170
13,000	DBS Group Holdings Ltd.	201,001
30,000	Delong Holdings Ltd.	64,607
75,000	Golden Agri-Resources Ltd.	90,595

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
46,000	Hong Leong Finance Ltd.	$125,101
24,000	Keppel Corp. Ltd.	243,520
170,000	Labroy Marine Ltd.	330,906
140,000	MobileOne Ltd.	202,934
58,000	Neptune Orient Lines Ltd.	204,176
34,000	Oversea-Chinese Banking Corp. Ltd.	215,910
200,884	PCCW Ltd.	129,071
16,400	Singapore Airlines Ltd.	221,874
51,000	Singapore Petroleum Co. Ltd.	288,663
85,000	Singapore Post Ltd.	71,579
24,000	Singapore Press Holdings Ltd.	75,872
82,000	Singapore Telecommunications Ltd.	230,930
158,000	SMRT Corp. Ltd.	191,945
97,000	StarHub Ltd.	208,897
178,000	STATS ChipPAC Ltd.*	201,498
6,000	United Overseas Bank Ltd.	89,042
12,000	Venture Corp. Ltd.	115,134
75,000	Wing Tai Holdings Ltd.	179,120
		3,946,405
	Taiwan, Province of China—0.4%
41,141	Yue Yuen Industrial (Holdings) Ltd.	126,064
	Thailand—0.4%
715,000	Thai Beverage Public Co. Ltd.	128,318
	United Kingdom—0.1%
16,538	Guiness Peat Group PLC	24,296
	United States—0.6%
3,291	Caltex Australia Ltd.	65,208
7,502	Portman Ltd.*	94,206
		159,414
	Total Common Stocks and Other Equity Interests (Cost $24,412,513)	28,861,028
	Warrants—0.0%
	China—0.0%
8,468	Industrial and Commercial Bank of China (Asia) Ltd., expiring 11/06/2008* (Cost $0)	1,584
	Money Market Fund—0.8%
226,506	Liquid Assets Portfolio Private Class** (Cost $226,506)	226,506
	Total Investments (Cost $24,639,019)—100.3%	29,089,118
	Liabilities in excess of other assets—(0.3%)	(76,576)
	Net Assets—100.0%	$29,012,542

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—104.1%
	Australia—4.6%
4,718	ASX Ltd.	$250,757
23,813	BlueScope Steel Ltd.	233,928
42,526	Challenger Financial Services Group Ltd.	249,077
57,589	Macquarie Airports	233,763
77,689	Macquarie Infrastructure Group	227,514
65,440	Oxiana Ltd.	254,715
44,040	Qantas Airways Ltd.	241,211
17,037	Santos Ltd.	221,520
7,121	St. George Bank Ltd.	239,888
13,011	Suncorp-Metway Ltd.	244,535
14,133	Zinifex Ltd.	218,078
		2,614,986
	Austria—3.7%
1,144	A-TEC Industries AG	278,054
1,908	Mayr-Melnhof Karton AG	226,353
2,955	OMV AG	220,640
1,472	Raiffeisen International Bank - Holding AG	242,989
4,574	RHI AG*	233,794
6,588	UNIQA Versicherungen AG	232,561
2,555	Voestalpine AG	229,439
3,423	Wienerberger AG	212,946
5,709	Zumtobel AG	243,655
		2,120,431
	Belgium—2.0%
7,201	Dexia S.A.	230,656
1,216	Fortis	38,809
486	Fortis - Strip VVPR*	7
1,604	KBC GROEP N.V.	224,401
507	S.A. D'Ieteren N.V.	219,163
1,499	Solvay S.A.	227,516
3,463	Tessenderlo Chemie N.V.	219,442
		1,159,994
	Canada—4.8%
900	BCE, Inc.	39,087
1,200	Canadian Western Bank	38,876
3,300	CGI Group, Inc., Class A*	37,385
600	EnCana Corp.	41,756
300	Fairfax Financial Holdings Ltd.	82,533
9,679	HudBay Minerals, Inc.*	277,591
900	Husky Energy, Inc.	41,721
2,136	Inmet Mining Corp.	227,138
1,800	Linamar Corp.	43,797
1,889	Magna International, Inc., Class A	178,361
6,498	Onex Corp.	271,879
6,889	Power Corp. of Canada	293,895
6,394	Power Financial Corp.	283,482
15,419	Sherritt International Corp.	285,717
5,648	Teck Cominco Ltd., Class B	281,330
14,521	WestJet Airlines Ltd.*	305,312
		2,729,860

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—3.2%
18,000	Aluminum Corp. of China Ltd., H-Shares	$51,324
92,377	BOC Hong Kong Ltd.	259,225
51,000	China Construction Bank Corp., H-Shares	57,312
92,037	China Netcom Group Corp. (Hong Kong) Ltd.	280,239
204,939	China Petroleum & Chemical Corp. (Sinopec), H-Shares	308,302
415,321	China Telecom Corp. Ltd., H-Shares	358,479
149,531	PetroChina Co. Ltd., H-Shares	374,272
9,000	Shanghai Industrial Holdings Ltd.	52,717
2,400	Sino-Forest Corp.*	63,474
		1,805,344
	Denmark—3.8%
20	A P Moller - Maersk A/S, Class B	275,629
3,546	Almindelig Brand A/S*	234,709
16,364	BW Gas ASA	220,054
525	D/S Norden A/S	64,608
900	Dampskibsselskabet Torm A/S	37,385
6,915	Danske Bank A/S	304,351
2,945	Jyske Bank A/S*	242,375
5,089	Sydbank A/S	233,862
1,453	Topdanmark A/S*	247,626
3,423	Trygvesta A/S	271,084
		2,131,683
	Finland—0.8%
10,564	OKO Bank PLC, Class A	226,195
3,616	Rautaruukki Oyj	206,642
		432,837
	France—9.9%
6,241	Air France-KLM	236,925
4,962	AXA	221,537
2,028	BNP Paribas	223,249
1,739	CNP Assurances	221,374
2,101	Compagnie de Saint-Gobain	224,902
1,619	Compagnie Generale des Etablissements Michelin, Class B	216,498
5,551	Credit Agricole S.A.	219,164
746	Eramet	332,418
3,623	Kaufman & Broad S.A.	205,994
1,402	Lafarge S.A.	227,682
1,291	Nexans S.A.	219,069
2,686	PSA Peugeot Citroen	248,625
3,107	Rallye S.A.	238,013
1,507	Renault S.A.	252,691
12,306	Rexel S.A.*	259,044
2,147	Sa des Ciments Vicat	232,932
8,118	SCOR SE	220,801
6,381	Sequana Capital S.A.	212,330
1,284	Societe Generale	215,225
3,848	Suez S.A.	249,963

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,788	Thales S.A.	$235,762
2,619	Total S.A.	210,860
4,000	Valeo S.A.	218,807
5,099	Vivendi S.A.	229,277
		5,573,142
	Germany—8.8%
4,691	Aareal Bank AG	242,761
928	Allianz SE	208,799
4,549	Arques Industries AG	195,661
3,375	Bayerische Motoren Werke (BMW) AG	225,145
46,000	Bosch Corp.	239,008
2,556	Daimler AG	283,110
1,690	Deutsche Bank AG	226,139
7,795	Deutsche Lufthansa AG	230,172
192	E.ON AG	37,516
11,336	Epcos AG	227,965
1,584	Euler Hermes S.A.	212,299
4,427	Hannover Rueckversicherung AG	232,877
4,812	Heidelberger Druckmaschinen AG	196,879
5,685	Hypo Real Estate Holding AG	338,613
4,508	Lanxess AG	223,051
3,562	Leoni AG	226,180
1,179	Muenchener Rueckversicherungs AG	225,155
4,694	Norddeutsche Affinerie AG	196,940
2,070	RWE AG	281,808
1,219	Salzgitter AG	239,407
37,378	Thomas Cook Group PLC*	232,941
3,424	ThyssenKrupp AG	227,225
		4,949,651
	Greece—0.1%
3,660	Alpha Bank A.E. ADR	33,810
2,724	National Bank of Greece S.A. ADR	38,163
		71,973
	Hong Kong—1.6%
72,703	Cathay Pacific Airways Ltd.	215,272
139,429	Chinese Estates Holdings Ltd.	280,268
22,093	Jardine Cycle & Carriage Ltd.	320,243
7,500	Kingboard Chemical Holdings Ltd.	48,866
3,000	Wing Hang Bank Ltd.	35,106
		899,755
	India—0.5%
5,714	Vedanta Resources PLC	261,139
	Ireland—1.2%
9,158	Allied Irish Banks PLC	228,419
12,013	Anglo Irish Bank Corp. PLC	201,606
12,812	Bank of Ireland	236,146
		666,171

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Italy—6.4%
1,408	AMB Generali Holding AG	$219,265
5,701	Assicurazioni Generali SpA	270,614
9,650	Banca Popolare dell'Emilia Romagna Scrl	228,265
1,067	Bank Austria Creditanstalt AG	222,290
8,136	Buzzi Unicem SpA	230,472
20,872	Cementir SpA	206,847
16,517	Credito Emiliano SpA	223,547
5,791	Eni SpA	211,129
7,644	Finmeccanica SpA	226,598
4,717	Fondiaria - Sai SpA	228,547
30,270	Impregilo SpA*	242,614
11,777	Indesit Co. SpA	208,550
26,605	Milano Assicurazioni SpA	221,515
35,717	Saras SpA	215,350
70,595	Telecom Italia SpA	221,374
25,498	UniCredito Italiano SpA	218,015
		3,594,992
	Japan—16.9%
6,100	Aisin Seiki Co. Ltd.	248,688
26,000	Asahi Kasei Corp.	197,563
44,000	Cosmo Oil Co. Ltd.	188,923
22,000	Daihatsu Motor Co. Ltd.	232,051
5,700	Goldcrest Co. Ltd.	268,474
27,000	Hino Motors Ltd.	193,685
18,000	Hitachi Kokusai Electric, Inc.	233,422
40,000	Isuzu Motors Ltd.	197,077
22,000	ITOCHU Corp.	274,988
600	JFE Holdings, Inc.	34,818
35,000	JFE Shoji Holdings, Inc.	266,557
3,000	Kawasaki Kisen Kaisha Ltd.	41,142
42,000	Keiyo Bank (The) Ltd.	215,674
6,800	Kintetsu World Express, Inc.	241,835
188,000	Kobe Steel Ltd.	670,236
1,200	Kyoei Steel Ltd.	29,249
3,000	Kyowa Exeo Corp.	26,725
22,000	Makino Milling Machine Co. Ltd.	227,853
24,000	Marubeni Corp.	203,600
43,000	Mitsubishi Materials Corp.	248,783
3,000	Mitsui O.S.K. Lines Ltd.	49,026
9,300	NIFCO, Inc.	216,598
24,000	Nippon Chemi-Con Corp.	188,194
21,000	Nippon Mining Holdings, Inc.	196,366
12,000	Nippon Seiki Co. Ltd.	277,920
39,000	Nippon Sheet Glass Co. Ltd.	236,128
28,000	Nippon Steel Corp.	184,343
48,000	Nisshin Steel Co. Ltd.	182,365
8,100	Nissin Kogyo Co. Ltd.	209,025
18,000	Pacific Metals Co. Ltd.	223,897
145	Resona Holdings, Inc.	256,582

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,700	Seiko Epson Corp.	$226,755
52,500	Sojitz Corp.	237,260
4,500	Sony Corp.	220,150
15,000	Sumitomo Metal Mining Co. Ltd.	330,485
8,200	Tokai Rika Co. Ltd.	239,702
12,400	Tokai Rubber Industries Ltd.	242,547
24,000	Toshiba Corp.	200,893
38,000	Toshiba TEC Corp.	241,610
36,000	Tosoh Corp.	228,269
14,000	Toyota Auto Body Co. Ltd.	225,025
6,700	Toyota Boshoku Corp.	217,938
5,500	Yamato Kogyo Co. Ltd.	253,806
27,000	Yokohama Rubber (The) Co. Ltd.	199,540
		9,525,767
	Luxembourg—0.9%
3,263	ArcelorMittal	261,529
9,715	Banco Espirito Santo S.A.	235,003
		496,532
	Malaysia—0.5%
20,497	Guoco Group Ltd.	314,695
	Netherlands—2.4%
11,348	Aegon N.V.	234,117
7,775	ASM International N.V.	219,346
2,322	Hunter Douglas N.V.	216,477
4,209	Koninklijke DSM N.V.	238,338
3,648	Royal Dutch Shell PLC, Class A	159,520
2,438	Smit Internationale N.V.	235,580
71	SNS Reaal	1,701
4,477	Wavin N.V.	77,142
		1,382,221
	Norway—0.8%
46,474	Acta Holding ASA	183,608
5,973	Norsk Hydro ASA	87,301
3,856	StatoilHydro ASA	129,884
8	Telenor ASA	187
1,800	TGS Nopec Geophysical Co. ASA*	30,048
		431,028
	Portugal—2.5%
51,448	Banco Comercial Portugues S.A., Class R	248,604
16,151	Galp Energia SGPS S.A., Class B	260,069
57,274	Portucel-Empresa Produtora de Pasta e Papel S.A.	217,925
12,876	Semapa - Sociedade de Investimento e Gestao SGPS S.A.	208,638
82,498	Sonae SGPS S.A.	241,095
72,619	Teixeira Duarte - Engenharia Construcoes S.A.	258,452
		1,434,783

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Singapore—2.9%
17,000	DBS Group Holdings Ltd.	$262,847
78,000	Neptune Orient Lines Ltd.	274,582
44,000	Oversea-Chinese Banking Corp. Ltd.	279,413
21,000	Singapore Airlines Ltd.	284,107
57,000	Singapore Petroleum Co. Ltd.	322,623
85,000	Wing Tai Holdings Ltd.	203,003
		1,626,575
	South Africa—0.0%
51	Mondi Ltd.	514
	Spain—4.4%
4,148	ACS Actividades de Construccion y Servicios S.A.	256,308
9,147	Banco Bilbao Vizcaya Argentaria S.A.	229,865
22,501	Banco de Sabadell S.A.	227,873
12,644	Banco Popular Espanol S.A.	220,427
11,297	Banco Santander S.A.	245,159
49,432	Mapfre S.A.	231,711
6,077	Obrascon Huarte Lain S.A.	274,395
11,008	Promotora de Informaciones S.A.	215,317
5,997	Repsol YPF S.A.	236,426
9,182	Telefonica S.A.	302,744
4,668	Tubos Reunidos S.A.	37,414
		2,477,639
	Sweden—2.7%
12,101	Boliden AB	213,063
10,235	Electrolux AB, Series B	197,505
8,603	NCC AB, Class B	213,685
15,720	Nordea Bank AB	280,736
19,353	Peab AB	174,938
3,681	Peab Industri AB, Class B*	31,248
7,998	Skandinaviska Enskilda Banken AB, Class A	244,551
10,162	SKF AB, Class B	196,895
		1,552,621
	Switzerland—4.6%
2,153	Baloise Holding AG	228,665
474	Banque Cantonale Vaudoise	215,111
1,205	Bucher Industries AG	285,902
307	Georg Fischer AG	230,174
650	Helvetia Holding AG	235,538
2,013	Holcim Ltd.	229,253
462	Rieter Holding AG	267,661
830	Swiss Life Holding	229,153
2,489	Swiss Re	233,428
4,364	Vontobel Holding AG	224,027
720	Zurich Financial Services AG	216,643
		2,595,555

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Arab Emirates—0.6%
52,513	Dragon Oil PLC*	$335,802
	United Kingdom—13.5%
33,207	Amlin PLC	221,434
2	Anglo American PLC	138
15,079	Antofagasta PLC	262,341
14,032	Arriva PLC	244,272
135	Barclays PLC	1,694
58,964	Beazley Group PLC	211,906
10,528	Bellway PLC	235,106
7,867	Berkeley Group Holdings PLC	278,312
15,896	Bovis Homes Group PLC	219,098
17,970	BP PLC	233,312
31,262	Brit Insurance Holdings PLC	210,737
27,851	British Airways PLC*	257,605
34,482	BT Group PLC	233,517
12,508	Burren Energy PLC	314,400
23,716	Catlin Group Ltd.	247,071
9,839	Dana Petroleum PLC*	263,663
14,397	De La Rue PLC	245,242
50,160	DS Smith PLC	240,701
60,267	Friends Provident PLC	230,360
29,895	GKN PLC	227,760
69	HBOS PLC	1,251
41,510	Hiscox Ltd.	247,482
11,744	HSBC Holdings PLC	232,010
8,248	Kazakhmys PLC	252,555
10,407	Keller Group PLC	245,159
37,304	Kesa Electricals PLC	246,042
6,038	Kier Group PLC	269,173
81,443	Legal & General Group PLC	237,029
1,428	National Express Group PLC	39,098
10,780	Northgate PLC	216,100
68,415	Old Mutual PLC	261,504
14,823	Prudential PLC	240,798
20,702	Royal Bank of Scotland Group PLC	222,122
55,561	Stagecoach Group PLC	312,211
24,340	Tullett Prebon PLC	223,487
		7,624,690
	Total Common Stocks and Other Equity Interests (Cost $56,094,649)	58,810,380
	Preferred Stocks—0.6%
	Germany—0.6%
121	Porsche AG (Cost $245,170)	322,280

Number of Shares		Value
	Money Market Fund—0.1%
44,680	Liquid Assets Portfolio Private Class** (Cost $44,680)	$44,680
	Total Investments (Cost $56,384,499)—104.8%	59,177,340
	Liabilities in excess of other assets—(4.8%)	(2,701,470)
	Net Assets—100.0%	$56,475,870

ADR American Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Europe Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.9%
	Austria—5.0%
441	Andritz AG	$32,392
156	A-TEC Industries AG	37,916
314	Boehler-Uddeholm AG	33,344
271	Mayr-Melnhof Karton AG	32,150
404	OMV AG	30,165
195	Raiffeisen International Bank - Holding AG	32,189
627	RHI AG*	32,048
903	UNIQA Versicherungen AG	31,877
350	Voestalpine AG	31,430
425	Wiener Staedtische Versicherung AG	31,297
468	Wienerberger AG	29,114
782	Zumtobel AG	33,375
		387,297
	Belgium—4.4%
294	Ackermans & Van Haaren	30,540
216	Bekaert N.V.	29,681
653	Belgacom S.A.	31,167
317	Delhaize Group	30,026
959	Dexia S.A.	30,718
901	Euronav S.A.	26,722
326	Fortis	10,409
326	Fortis - Strip VVPR*	5
429	GIMV N.V.	29,717
220	KBC GROEP N.V.	30,778
70	S.A. D'Ieteren N.V.	30,259
199	Solvay S.A.	30,204
499	Tessenderlo Chemie N.V.	31,620
		341,846
	Denmark—3.9%
3	A P Moller - Maersk A/S, Class B	41,344
500	Almindelig Brand A/S*	33,095
2,248	BW Gas ASA	30,230
735	Dampskibsselskabet Torm A/S	30,531
762	Danske Bank A/S	33,538
425	Jyske Bank A/S*	34,978
699	Sydbank A/S	32,122
200	Topdanmark A/S*	34,085
400	TrygVesta A/S	31,678
		301,601
	Finland—0.7%
1,448	OKO Bank PLC, Class A	31,004
481	Rautaruukki Oyj	27,488
		58,492
	France—12.1%
855	Air France-KLM	32,458
677	AXA S.A.	30,226
262	BNP Paribas	28,842
248	CNP Assurances	31,570
282	Compagnie de Saint-Gobain	30,187

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
443	Compagnie Generale des Etablissements Michelin, Class B	$59,240
766	Credit Agricole S.A.	30,243
113	Eramet	50,353
596	Gaz de France S.A.	33,801
750	Haulotte Group	28,440
172	Lafarge S.A.	27,932
177	Nexans S.A.	30,035
390	PSA Peugeot Citroen	36,100
715	Publicis Groupe	28,995
454	Rallye S.A.	34,779
201	Renault S.A.	33,703
1,688	Rexel S.A.*	35,533
293	Sa des Ciments Vicat	31,788
1,276	Safran S.A.	32,324
1,112	SCOR SE	30,245
874	Sequana Capital S.A.	29,083
165	Societe Generale	27,657
523	Suez S.A.	33,974
512	Thales S.A.	31,866
359	Total S.A.	28,904
548	Valeo S.A.	29,977
701	Vivendi S.A.	31,520
343	Wendel	58,830
		948,605
	Germany—11.5%
641	Aareal Bank AG	33,172
131	Allianz SE	29,475
622	Arques Industries AG	26,753
477	Bayerische Motoren Werke (BMW) AG	31,821
227	Continental AG	34,253
303	Daimler AG	33,561
212	Deutsche Bank AG	28,368
1,068	Deutsche Lufthansa AG	31,536
1,553	Epcos AG	31,230
219	Euler Hermes S.A.	29,352
1,157	Freenet AG	28,707
605	Hannover Rueckversicherung AG	31,825
206	HeidelbergCement AG	32,813
658	Heidelberger Druckmaschinen AG	26,921
1,299	Hypo Real Estate Holding AG	77,371
1,787	Infineon Technologies AG*	26,190
617	Lanxess AG	30,528
487	Leoni AG	30,923
169	Muenchener Rueckversicherungs AG	32,274
642	Norddeutsche Affinerie AG	26,936
1,439	Praktiker Bau- und Heimwerkermaerkte AG	51,860
372	Rheinmetall AG	32,883
243	RWE AG	33,082
165	Salzgitter AG	32,405
5,133	Thomas Cook Group PLC*	31,989

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
468	ThyssenKrupp AG	$31,058
265	Vossloh AG	31,227
		898,513
	Greece—0.6%
2,520	Alpha Bank A.E. ADR	23,279
1,886	National Bank of Greece S.A. ADR	26,423
		49,702
	India—0.4%
650	Vedanta Resources PLC	29,706
	Ireland—1.6%
1,256	Allied Irish Banks PLC	31,327
3,313	Bank of Ireland	61,063
920	FBD Holdings PLC	32,943
		125,333
	Italy—9.8%
203	AMB Generali Holding AG	31,613
675	Assicurazioni Generali SpA	32,041
1,323	Banca Popolare dell'Emilia Romagna Scrl	31,295
2,020	Banca Popolare di Milano Scarl	31,650
1,247	Banco Popolare Scarl*	29,894
252	Bank Austria Creditanstalt AG	52,500
3,848	Buzzi Unicem SpA	109,005
167	Ciments Francais S.A.	31,334
2,267	Credito Emiliano SpA	30,682
794	Eni SpA	28,948
1,048	Finmeccanica SpA	31,067
639	Fondiaria - Sai SpA	30,961
1,113	Gestevision Telecinco S.A.	31,963
4,156	Impregilo SpA*	33,310
284	Indesit Co. SpA	5,029
322	Italcementi SpA	7,388
3,654	Milano Assicurazioni SpA	30,423
7,484	Piaggio & C. SpA	33,538
4,904	Saras SpA	29,568
2,026	Societa Iniziative Autostradali e Servizi SpA	32,184
20,922	Telecom Italia SpA	65,608
3,500	UniCredito Italiano SpA	29,926
		769,927
	Luxembourg—0.8%
379	ArcelorMittal	30,377
1,332	Banco Espirito Santo S.A.	32,221
		62,598
	Netherlands—3.6%
1,579	Aegon N.V.	32,576
1,066	ASM International N.V.	30,074
804	ASML Holding N.V.	27,963
334	Hunter Douglas N.V.	31,138
1,741	Koninklijke (Royal) KPN N.V.	32,795
1,124	Koninklijke BAM Groep N.V.	29,612

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
577	Koninklijke DSM N.V.	$32,673
698	Royal Dutch Shell PLC, Class A	30,522
335	Smit Internationale N.V.	32,371
240	Wavin N.V.	4,135
		283,859
	Norway—2.0%
2,508	Aker Yards A/S	41,286
684	Norsk Hydro ASA	9,997
1,443	StatoilHydro ASA	48,606
1,524	Telenor ASA	35,617
1,376	TGS Nopec Geophysical Co. ASA*	22,970
		158,476
	Portugal—2.9%
7,066	Banco Comercial Portugues S.A., Class R	34,144
5,185	Energias de Portugal S.A.	33,306
1,898	Galp Energia SGPS S.A., Class B	30,562
7,866	Portucel-Empresa Produtora de Pasta e Papel S.A.	29,930
1,766	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	28,616
11,328	Sonae SGPS S.A.	33,105
9,973	Teixeira Duarte - Engenharia Construcoes S.A.	35,494
		225,157
	South Africa—0.0%
34	Mondi Ltd.	343
	Spain—7.5%
109	Acciona S.A.	33,589
568	ACS Actividades de Construccion y Servicios S.A.	35,097
1,265	Banco Bilbao Vizcaya Argentaria S.A.	31,790
3,088	Banco de Sabadell S.A.	31,273
1,766	Banco Pastor S.A.	29,893
1,734	Banco Popular Espanol S.A.	30,229
1,550	Banco Santander S.A.	33,637
272	Cementos Portland Valderrivas S.A.	33,921
362	Fomento de Construcciones y Contratas S.A.	31,476
882	Grupo Catalana Occidente S.A.	33,381
6,203	Iberia Lineas Aereas de Espana S.A.	31,410
6,789	Mapfre S.A.	31,823
833	Obrascon Huarte Lain S.A.	37,613
1,509	Promotora de Informaciones S.A.	29,516
822	Repsol YPF S.A.	32,407
1,069	Telefonica S.A.	35,246
4,000	Tubos Reunidos S.A.	32,060
513	Union Fenosa S.A.	34,074
		588,435
	Sweden—3.7%
1,450	Boliden AB	25,530
1,385	Electrolux AB, Series B	26,726
1,188	JM AB	26,286
1,473	Kinnevik Investment AB, Class B	36,471

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,180	NCC AB, Class B	$29,309
1,860	Nordea Bank AB	33,217
2,613	Peab AB	23,620
900	Peab Industri AB, Class B*	7,640
957	Skandinaviska Enskilda Banken AB, Class A	29,262
1,395	SKF AB, Class B	27,029
761	SSAB Svenskt Stal AB, Series A	24,644
		289,734
	Switzerland—6.9%
494	Adecco S.A.	29,686
314	Baloise Holding AG	33,349
125	Banque Cantonale Vaudoise	56,727
164	Bucher Industries AG	38,911
52	Forbo Holding AG	31,181
41	Georg Fischer AG	30,740
79	Helvetia Holding AG	28,627
289	Holcim Ltd.	32,913
419	Julius Baer Holding AG	36,223
60	Rieter Holding AG	34,761
235	Swiss Life Holding	64,880
337	Swiss Re	31,605
547	UBS AG	29,237
599	Vontobel Holding AG	30,750
101	Zurich Financial Services AG	30,390
		539,980
	United Arab Emirates—0.5%
6,158	Dragon Oil PLC*	39,378
	United Kingdom—22.6%
4,561	Amlin PLC	30,414
1,725	Antofagasta PLC	30,011
1,926	Arriva PLC	33,528
3,035	BAE Systems PLC	31,398
27	Barclays PLC	339
8,099	Beazley Group PLC	29,106
1,444	Bellway PLC	32,247
1,079	Berkeley Group Holdings PLC	38,173
1,701	BG Group PLC	31,431
480	Bovis Homes Group PLC	6,616
2,466	BP PLC	32,017
4,295	Brit Insurance Holdings PLC	28,953
3,826	British Airways PLC*	35,388
4,736	BT Group PLC	32,073
1,715	Burren Energy PLC	43,108
3,256	Catlin Group Ltd.	33,921
1,800	Close Brothers Group PLC	28,717
1,349	Dana Petroleum PLC*	36,150
2,555	Davis Service Group (The) PLC	28,873
1,975	De La Rue PLC	33,643
2,473	Drax Group PLC	34,701
6,890	DS Smith PLC	33,063

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,769	DSG International PLC	$28,970
15,933	FKI PLC	30,699
8,279	Friends Provident PLC	31,645
4,107	GKN PLC	31,290
17	HBOS PLC	308
5,701	Hiscox Ltd.	33,989
10,091	HSBC Holdings PLC	199,353
3,021	Investec PLC	36,462
966	Kazakhmys PLC	29,579
1,425	Keller Group PLC	33,569
5,124	Kesa Electricals PLC	33,796
828	Kier Group PLC	36,912
11,215	Legal & General Group PLC	32,640
35	Lloyds TSB Group PLC	397
1,185	National Express Group PLC	32,445
1,478	Northgate PLC	29,629
9,398	Old Mutual PLC	35,922
1,642	Provident Financial PLC	30,068
2,033	Prudential PLC	33,026
346	Rio Tinto PLC	32,272
2,801	Rolls-Royce Group PLC	31,304
113,160	Rolls-Royce Group PLC, Class B*	235
2,851	Royal Bank of Scotland Group PLC	30,590
1,334	Speedy Hire PLC	30,178
6,436	Stagecoach Group PLC	36,165
916	Standard Chartered PLC	35,507
990	Stolt-Nielsen S.A.	28,830
6,490	Tomkins PLC	29,896
3,342	Tullett Prebon PLC	30,686
2,129	Venture Production PLC	35,050
3,810	WH Smith PLC	31,105
442	Xstrata PLC	31,650
		1,768,037
	United States—0.4%
456	MTU Aero Engines Holding AG	27,840
	Total Common Stocks and Other Equity Interests (Cost $7,436,986)	7,894,859
	Preferred Stocks—1.4%
	Germany—1.0%
308	Fuchs Petrolub AG	31,620
18	Porsche AG	47,943
		79,563
	Italy—0.4%
9,295	Unipol Gruppo Finanziario SpA	33,215
	Total Preferred Stocks (Cost $90,683)	112,778

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

October 31, 2007

Number of Shares		Value
	Money Market Fund—0.1%
8,347	Liquid Assets Portfolio Private Class** (Cost $8,347)	$8,347
	Total Investments (Cost $7,536,016)—102.4%	8,015,984
	Liabilities in excess of other assets—(2.4%)	(188,477)
	Net Assets—100.0%	$7,827,507

ADR American Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—2.7%
1,298,951	Babcock & Brown Wind Partners	$2,214,997
111,378	Energy Developments Ltd.	351,979
		2,566,976
	Austria—1.9%
27,020	Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,782,950
	Belgium—1.7%
6,669	Umicore	1,659,522
	Canada—2.2%
87,230	Ballard Power Systems, Inc.*	446,344
238,660	Canadian Hydro Developers, Inc.*	1,643,332
		2,089,676
	China—9.8%
54,763	JA Solar Holdings Co. Ltd. ADR*	3,154,350
34,590	LDK Solar Co. Ltd. ADR*	1,370,110
32,547	Suntech Power Holdings Co. Ltd. ADR*	1,916,693
79,619	Yingli Green Energy Holding Co. Ltd. ADR*	2,972,177
		9,413,330
	Denmark—4.7%
34,100	Greentech Energy Systems A/S*	658,589
10,630	Novozymes A/S, Class B	1,155,468
29,909	Vestas Wind Systems A/S*	2,664,719
		4,478,776
	Finland—1.9%
42,521	Fortum Oyj	1,841,213
	France—5.2%
30,826	EDF Energies Nouvelles S.A.	2,469,366
10,700	Saft Groupe S.A.	526,792
70,441	Theolia S.A.*	2,037,192
		5,033,350
	Germany—17.6%
12,365	CENTROTEC Sustainable AG*	226,833
15,239	Conergy AG	726,009
93,079	CropEnergies AG*	713,709
3,817	Envitec Biogas AG*	140,376
13,516	Ersol Solar Energy AG*	1,726,643
50,639	Nordex AG*	2,592,010
13,775	Q-Cells AG*	1,754,549
12,697	REpower Systems AG*	2,492,727
627	Roth & Rau AG*	214,895
8,269	Schmack Biogas AG*	336,405
20,744	SGL Carbon AG*	1,216,362
6,695	Solar Millenium AG*	475,001
25,950	Solarworld AG	1,783,301
8,134	Solon AG Fuer Solartechnik*	1,023,805
13,845	Techem AG	1,202,016
50,196	Verbio AG*	243,281
		16,867,922

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Ireland—0.9%
37,032	Kingspan Group PLC	$870,611
	Italy—0.3%
31,287	Actelios SpA	330,431
	Japan—9.3%
40,500	Aisin Seiki Co. Ltd.	1,651,125
144,000	Chugai Ro Co. Ltd.	562,085
321,000	Ebara Corp.	1,503,578
197,000	GS Yuasa Corp.	432,329
323	Japan Wind Development Co. Ltd.	711,645
143,000	Marubeni Corp.	1,213,115
375,000	Meidensha Corp.	1,086,438
290,000	Sanyo Electric Co. Ltd.	477,946
62,000	Sharp Corp.	970,725
62,000	Takuma Co. Ltd.	318,914
		8,927,900
	New Zealand—1.5%
203,718	Contact Energy Ltd.	1,419,608
	Norway—1.6%
30,909	Renewable Energy Corp. A/S*	1,567,995
	Philippines—2.1%
11,341,000	PNOC Energy Development Corp.	1,973,251
	Spain—9.4%
31,327	Abengoa S.A.	1,280,357
7,531	Acciona S.A.	2,320,737
54,853	Gamesa Corporacion Tecnologica S.A.	2,777,552
130,166	Iberdrola S.A.	2,092,210
19,005	Solaria Energia y Medio Ambiente S.A.*	549,910
		9,020,766
	Switzerland—0.8%
3,869	BKW FMB Energie AG	464,994
365	Gurit Holding AG	348,294
		813,288
	United Kingdom—2.4%
16	Johnson Matthey PLC	593
71,846	Scottish & Southern Energy PLC	2,322,317
		2,322,910
	United States—23.9%
51,504	American Superconductor Corp.*	1,398,334
27,313	Aventine Renewable Energy Holdings, Inc.*	286,513
39,282	Baldor Electric Co.	1,583,850
446,837	Capstone Turbine Corp.*	509,394
9,258	Comverge, Inc.*	325,882
35,249	Cree, Inc.*	986,972
21,528	Echelon Corp.*	474,692
43,945	Energy Conversion Devices, Inc.*	1,199,259

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,516	EnerNOC, Inc.*	$210,446
141,106	Evergreen Solar, Inc.*	1,631,185
11,896	First Solar, Inc.*	1,889,204
49,995	FuelCell Energy, Inc.*	502,950
11,751	Itron, Inc.*	1,263,115
10,236	Maxwell Technologies, Inc.*	102,565
35,887	Medis Technologies Ltd.*	501,700
15,932	MEMC Electronic Materials, Inc.*	1,166,541
37,038	Ormat Technologies, Inc.	1,997,459
145,741	Plug Power, Inc.*	508,636
77,515	Power-One, Inc.*	439,510
34,036	Puget Energy, Inc.	961,517
17,389	SunPower Corp., Class A*	2,199,013
12,285	Ultralife Batteries, Inc.*	164,865
99,436	VeraSun Energy Corp.*	1,348,352
25,551	Verenium Corp.*	135,931
25,902	Zoltek Cos., Inc.*	1,146,164
		22,934,049
	Total Common Stocks and Other Equity Interests (Cost $84,828,951)	95,914,524
	Money Market Fund—0.1%
82,423	Liquid Assets Portfolio Private Class** (Cost $82,423)	82,423
	Total Investments—100.0% (Cost $84,911,374)	95,996,947
	Liabilities in excess of other assets—(0.0%)	(33,910)
	Net Assets—100.0%	$95,963,037

ADR American Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Water Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.0%
	Austria—5.5%
133,252	Andritz AG	$9,787,565
4,665	BWT AG	336,915
148,032	Christ Water Technology AG*	3,103,257
		13,227,737
	Canada—4.3%
420,942	GLV, Inc., Class A*	5,761,472
114,862	Stantec, Inc.*	4,473,305
		10,234,777
	China—3.3%
14,414,000	Bio-Treat Technology Ltd.	7,909,667
	Finland—5.3%
361,742	Kemira Oyj	8,556,782
160,766	Uponor Oyj	4,195,894
		12,752,676
	France—5.3%
45,790	Suez S.A.	2,974,478
109,858	Veolia Environnement	9,798,475
		12,772,953
	Germany—9.7%
9,025	KSB AG	9,009,149
18,934	Siemens AG	2,585,331
135,639	Techem AG	11,776,113
		23,370,593
	Hong Kong—1.3%
4,545,909	Guangdong Investment Ltd.	3,090,899
	Italy—9.1%
166,844	ACEA SpA	3,302,102
2,059,371	Hera SpA	9,243,578
1,183,501	Impregilo SpA*	9,485,760
		22,031,440
	Japan—11.3%
1,319,000	Ebara Corp.	6,178,254
282,800	Kurita Water Industries Ltd.	9,370,655
502,000	ORGANO Corp.	8,312,599
348,000	Shimadzu Corp.	3,462,341
		27,323,849
	Netherlands—4.2%
123,695	Arcadis N.V.	10,044,792
	Singapore—4.8%
4,571,000	Hyflux Ltd.	11,484,687

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Spain—2.4%
31,573	Fomento de Construcciones y Contratas S.A.	$2,745,264
75,627	Sociedad General de Aguas de Barcelona S.A., Class A	3,016,528
		5,761,792
	Switzerland—2.4%
43,818	Geberit AG	5,901,376
	United Kingdom—5.4%
817,596	Halma PLC	3,838,455
162,924	Kelda Group PLC	3,210,197
101,251	Severn Trent PLC	3,049,837
194,651	United Utilities PLC	2,949,791
		13,048,280
	United States—24.7%
98,931	Agilent Technologies, Inc.*	3,645,607
109,489	Aqua America, Inc.	2,546,714
44,176	Danaher Corp.	3,784,558
181,579	General Electric Co.	7,473,791
41,643	Itron, Inc.*	4,476,206
88,469	ITT Corp.	5,920,345
299,166	Nalco Holding Co.	7,437,267
181,771	Pentair, Inc.	6,432,876
387,505	Tetra Tech, Inc.*	9,048,242
92,797	Valmont Industries, Inc.	8,882,529
		59,648,135
	Total Common Stocks and Other Equity Interests (Cost $226,899,781)	238,603,653
	Money Market Fund—0.9%
2,232,983	Liquid Assets Portfolio Private Class** (Cost $2,232,983)	2,232,983
	Total Investments—99.9% (Cost $229,132,764)	240,836,636
	Other assets less liabilities—0.1%	257,059
	Net Assets—100.0%	$241,093,695

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

Schedule of Investments

PowerShares International Listed Private Equity Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—18.4%
126,532	Babcock & Brown Infrastructure Group	$191,726
68,802	Macquarie Airports	279,279
21,090	Macquarie Capital Alliance Group	72,317
27,070	Macquarie Communications Infrastructure Group	144,000
86,920	Macquarie Infrastructure Group	254,548
15,102	Macquarie Media Group Ltd.	63,961
		1,005,831
	Belgium—4.7%
1,948	Gimv N.V.	134,939
7,042	RHJ International*	123,479
		258,418
	Canada—6.3%
8,200	Onex Corp.	343,091
	Finland—0.8%
8,656	CapMan Oyj, Class B	43,831
	France—19.4%
3,474	Eurazeo	517,125
3,162	Wendel	542,322
		1,059,447
	Germany—3.3%
1,978	Adcapital AG	33,939
1,892	Arques Industries AG	81,379
1,918	Deutsche Beteiligungs AG	66,791
		182,109
	Japan—13.7%
10,400	Jafco Co. Ltd.	424,895
22,000	Japan Asia Investment Co. Ltd.	142,169
104	NIF SMBC Ventures Co. Ltd.	181,325
		748,389
	South Africa—1.2%
14,644	Brait S.A.	64,045
	Spain—0.8%
1,202	Dinamia	41,736
	Switzerland—0.8%
228	Growth Value Opportunities S.A.	45,539
	United Kingdom—24.1%
22,096	3i Group PLC	498,026
1,912	Candover Investments PLC	83,807
3,238	Electra Private Equity PLC	116,435
8,720	Graphite Enterprise Trust PLC	82,874
2,776	HgCapital Trust PLC	47,864
5,986	Intermediate Capital Group PLC	205,924

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,366	IP Group PLC*	$73,941
11,478	SVG Capital PLC	206,844
		1,315,715
	United States—6.0%
3,214	Dunedin Enterprise Investment Trust PLC	32,031
13,720	JZ Equity Partners PLC	41,042
13,048	KKR Private Equity Investors LP	255,741
		328,814
	Total Investments (Cost $4,994,494)—99.5%	5,436,965
	Other assets less liabilities—0.5%	27,766
	Net Assets—100.0%	$5,464,731

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—101.9%
	Australia—41.2%
5,781	Alumina Ltd.	$35,735
10,269	Amcor Ltd.	66,808
9,743	AMP Ltd.	92,009
10,933	Australia and New Zealand Banking Group Ltd.	304,978
7,266	AWB Ltd.	20,067
10,634	BHP Billiton Ltd.	454,317
6,726	BlueScope Steel Ltd.	66,073
4,825	Boral Ltd.	30,273
6,354	Brambles Ltd.*	83,559
12,381	CFS Retail Property Trust	27,997
4,544	Coca-Cola Amatil Ltd.	42,954
8,425	Coles Group Ltd.	125,863
7,941	Commonwealth Bank of Australia	452,597
14,553	Commonwealth Property Office Fund	21,309
879	CSL Ltd.	29,734
11,994	DB RREEF Trust	23,231
8,660	Fairfax Media Ltd.	38,042
11,986	Foster's Group Ltd.	70,758
14,616	GPT Group	62,580
10,842	Insurance Australia Group Ltd.	47,225
2,328	James Hardie Industries N.V. CDI	13,959
2,969	Lend Lease Corp. Ltd.	55,168
4,207	Lion Nathan Ltd.	36,181
11,506	Macquarie Airports	46,705
738	Macquarie Bank Ltd.	57,485
21,087	Macquarie Infrastructure Group	61,754
4,290	Metcash Ltd.	18,567
6,379	Mirvac Group	34,170
5,462	Multiplex Group	25,461
11,911	National Australia Bank Ltd.	475,759
8,202	OneSteel Ltd.	52,296
1,556	Orica Ltd.	44,573
3,685	Origin Energy Ltd.	31,248
8,435	PaperlinX Ltd.	21,575
3,060	Publishing & Broadcasting Ltd.	59,042
19,879	Qantas Airways Ltd.	108,879
2,227	QBE Insurance Group Ltd.	67,076
5,870	Santos Ltd.	76,323
2,767	St. George Bank Ltd.	93,213
7,955	Stockland	65,982
4,867	Suncorp-Metway Ltd.	91,473
7,438	Symbion Health Ltd.	27,848
3,391	TABCORP Holdings Ltd.	48,899
147,159	Telstra Corp. Ltd.	638,256
3,713	Transurban Group	25,016
2,259	Wesfarmers Ltd.	91,990
9,929	Westfield Group	200,597
10,585	Westpac Banking Corp.	299,587
2,427	Woodside Petroleum Ltd.	116,960
4,101	Woolworths Ltd.	127,130
		5,209,281

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—21.2%
58,094	BOC Hong Kong Ltd.	$163,021
5,083	China Merchants Holdings International Co. Ltd.	35,479
55,833	China Mobile Ltd.	1,130,952
55,928	China Netcom Group Corp. (Hong Kong) Ltd.	170,292
16,182	China Overseas Land & Investment Ltd.	38,206
13,328	China Resources Enterprise Ltd.	57,777
100,416	China Unicom Ltd.	241,233
23,074	Citic Pacific Ltd.	144,383
231,878	CNOOC Ltd.	483,453
9,390	Cosco Pacific Ltd.	29,015
922	Dah Chong Hong Holdings Ltd.*	564
53,040	Lenovo Group Ltd.	59,741
237,059	Semiconductor Manufacturing International Corp.*	26,915
11,997	Shanghai Industrial Holdings Ltd.	70,272
15,404	Tingyi Cayman Islands Holding Corp.	23,451
		2,674,754
	France—0.4%
7,265	AXA Asia Pacific Holdings Ltd.	54,940
	Germany—0.5%
1,129	Leighton Holdings Ltd.	65,080
	Hong Kong—23.2%
6,596	Bank of East Asia Ltd.	44,423
29,612	Cathay Pacific Airways Ltd.	87,681
13,034	Cheung Kong Infrastructure Holdings Ltd.	50,785
12,878	Cheung Kong (Holdings) Ltd.	250,389
13,789	Chinese Estates Holdings Ltd.	27,717
19,454	CLP Holdings Ltd.	130,767
7,638	Dah Sing Banking Group Ltd.	17,600
1,730	Dah Sing Financial Group	16,417
2,509	Esprit Holdings Ltd.	41,435
5,149	Great Eagle Holdings Ltd.	21,258
33,598	Guangdong Investment Ltd.	22,844
8,857	Hang Lung Group Ltd.	51,880
18,492	Hang Lung Properties Ltd.	87,917
13,812	Henderson Investment Ltd.	27,479
12,921	Henderson Land Development Co. Ltd.	115,027
26,607	Hong Kong and China Gas Co. Ltd.	71,231
2,215	Hong Kong Exchanges & Clearing Ltd.	73,216
20,996	Hongkong Electric Holdings Ltd.	107,543
13,000	Hongkong Land Holdings Ltd.	64,740
4,103	Hopewell Holdings Ltd.	21,122
15,520	Hutchison Telecommunications International Ltd.	22,026
36,344	Hutchison Whampoa Ltd.	452,963
7,928	Hysan Development Co. Ltd.	23,833
22,789	Johnson Electric Holdings Ltd.	12,731

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,083	Kerry Properties Ltd.	$43,644
12,189	Li & Fung Ltd.	57,243
24,955	MTR Corp. Ltd.	85,965
22,565	New World Development Co. Ltd.	80,498
29,000	Noble Group Ltd.	47,241
4,636	Orient Overseas International Ltd.	47,492
8,044	Shangri-La Asia Ltd.	25,531
10,403	Sino Land Co. Ltd.	32,280
15,136	Sun Hung Kai Properties Ltd.	286,676
9,252	Swire Pacific Ltd., Class A	131,186
23,088	Wharf Holdings (The) Ltd.	137,918
24,246	Wheelock and Co. Ltd.	78,205
1,439	Wing Hang Bank Ltd.	16,839
1,507	Wing Lung Bank Ltd.	15,574
		2,929,316
	Malaysia—0.3%
2,403	Guoco Group Ltd.	36,894
	New Zealand—1.1%
11,943	Air New Zealand Ltd.	19,474
4,105	Contact Energy Ltd.	28,606
2,791	Fletcher Building Ltd.	25,460
11,181	Goodman Fielder Ltd.	21,760
15,401	Telecom Corp. of New Zealand Ltd.	51,410
		146,710
	Norway—0.2%
17,600	Total Access Communication Public Co. Ltd.*	21,120
	Singapore—9.4%
7,000	Capitaland Ltd.	38,896
16,000	Chartered Semiconductor Manufacturing Ltd.*	12,590
4,000	City Developments Ltd.	43,624
15,000	ComfortDelgro Corp. Ltd.	19,983
8,000	DBS Group Holdings Ltd.	123,693
9,000	Fraser and Neave Ltd.	37,274
6,000	Keppel Corp. Ltd.	60,880
27,000	Neptune Orient Lines Ltd.	95,047
14,000	Oversea-Chinese Banking Corp. Ltd.	88,904
50,983	PCCW Ltd.	32,757
8,000	SembCorp. Industries Ltd.	32,580
9,000	Singapore Airlines Ltd.	121,760
12,000	Singapore Press Holdings Ltd.	37,936
17,000	Singapore Technologies Engineering Ltd.	44,590
84,000	Singapore Telecommunications Ltd.	236,563
17,000	SMRT Corp. Ltd.	20,652
8,000	United Overseas Bank Ltd.	118,723
5,000	UOL Group Ltd.	18,119
		1,184,571

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Taiwan, Province of China—0.4%
7,785	Foxconn International Holdings Ltd.*	$21,494
10,685	Yue Yuen Industrial (Holdings) Ltd.	32,741
		54,235
	United Kingdom—3.7%
16,127	Hang Seng Bank Ltd.	327,083
1,341	Rio Tinto Ltd.	136,705
		463,788
	United States—0.3%
1,818	Caltex Australia Ltd.	36,022
	Total Common Stocks and Other Equity Interests (Cost $10,281,559)	12,876,711
	Warrants—0.0%
	China—0.0%
1,267	China Overseas Land & Investment Ltd., expiring 08/27/2008* (Cost $0)	1,054
	Total Investments (Cost $10,281,559)—101.9%	12,877,765
	Liabilities in excess of other assets—(1.9%)	(245,171)
	Net Assets—100.0%	$12,632,594

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.8%
	Australia—30.8%
5,169	ABB Grain Ltd.	$36,071
3,775	Adelaide Bank Ltd.	51,323
16,257	Adelaide Brighton Ltd.	55,444
6,380	Ansell Ltd.	73,140
18,226	APN News & Media Ltd.	90,535
3,996	Aristocrat Leisure Ltd.	38,514
1,372	ASX Ltd.	72,921
20,938	Austereo Group Ltd.	50,063
32,785	Australian Pharmaceutical Industries Ltd.*	60,767
42,459	AWB Ltd.	117,260
47,512	Babcock & Brown Infrastructure Group	71,992
3,031	Bank of Queensland Ltd.	53,876
3,904	Bendigo Bank Ltd.	50,544
3,661	Billabong International Ltd.	50,994
14,600	Centennial Coal Co. Ltd.	57,911
11,265	Centro Properties Group	73,079
15,714	Challenger Financial Services Group Ltd.	92,038
83,828	Commonwealth Property Office Fund	122,746
5,744	Computershare Ltd.	45,514
4,359	Crane Group Ltd.	67,867
4,995	CSL Ltd.	168,962
13,934	David Jones Ltd.	63,792
67,280	DB RREEF Trust	130,315
12,125	Downer EDI Ltd.	74,500
56,987	Envestra Ltd.	58,622
4,327	Flight Centre Ltd.	97,484
52,649	Futuris Corp. Ltd.	103,440
15,071	Goodman Group	96,373
22,273	Gunns Ltd.	77,612
14,527	GWA International Ltd.	48,601
16,599	Harvey Norman Holdings Ltd.	104,298
14,265	Iluka Resources Ltd.	57,772
36,549	ING Industrial Fund	94,841
59,615	ING Office Fund	99,447
13,280	James Hardie Industries N.V. CDI	79,628
33,095	Kiwi Income Property Trust	37,164
10,596	Macquarie Communications Infrastructure Group	56,366
39,390	Macquarie CountryWide Trust	73,374
30,365	Macquarie DDR Trust	33,065
65,770	Macquarie Office Trust	99,962
24,621	Metcash Ltd.	106,558
31,467	Multiplex Group	146,685
3,320	Newcrest Mining Ltd.	99,689
6,430	Nufarm Ltd.	92,960
45,804	OneSteel Ltd.	292,047
21,557	Pacific Brands Ltd.	69,124
5,939	Pacifica Group Ltd.	10,733
986	Perpetual Ltd.	67,857
3,631	Ramsay Health Care Ltd.	35,737
36,287	Ridley Corp. Ltd.	38,337

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,856	Seven Network Ltd.	$112,112
19,955	Sigma Pharmaceuticals Ltd.	28,110
4,029	Sims Group Ltd.	105,109
6,921	Sonic Healthcare Ltd.	110,450
17,468	Spotless Group Ltd.	72,362
9,356	Tattersall's Ltd.	36,330
30,186	Ten Network Holdings Ltd.	76,931
48,275	Thakral Holdings Group	50,555
5,473	Toll Holdings Ltd.	67,510
3,210	Transfield Services Ltd.	46,646
21,582	Transurban Group	145,408
3,041	United Group Ltd.	60,029
27,860	Village Roadshow Ltd.	77,974
4,307	West Australian Newspapers Holdings Ltd.	55,522
4,301	Zinifex Ltd.	66,366
		5,059,358
	China—20.7%
41,906	Agile Property Holdings Ltd.	100,348
214,071	Brilliance China Automotive Holdings Ltd.*	57,172
121,848	China Foods Ltd.	92,438
12,271	China Mengniu Dairy Co. Ltd.	51,533
30,375	China Merchants Holdings International Co. Ltd.	212,015
92,921	China Overseas Land & Investment Ltd.	219,391
101,394	China Power International Development Ltd.	53,766
39,102	China Resources Land Ltd.	97,972
46,431	China Resources Power Holdings Co.	171,627
171,011	China Travel International Inv HK	135,691
122,854	CITIC International Financial Holdings Ltd.	104,772
170,914	Denway Motors Ltd.	119,076
97,805	Digital China Holdings Ltd.	64,103
281,985	Guangzhou Investment Co. Ltd.	118,603
13,905	Hengan International Group Co. Ltd.	53,910
17,595	Hopson Development Holdings Ltd.	67,649
29,952	Industrial and Commercial Bank of China (Asia) Ltd.	82,891
18,723	Kowloon Development Co. Ltd.	57,975
305,527	Lenovo Group Ltd.	344,126
61,000	People's Food Holdings Ltd.	55,158
65,509	Samson Holding Ltd.	19,862
68,844	Shanghai Industrial Holdings Ltd.	403,250
73,834	Shenzhen Investment Ltd.	70,492
121,934	Sinofert Holdings Ltd.	113,898
97,373	Sinopec Kantons Holdings Ltd.	28,015
1,192,421	TCL Communication Technology Holdings Ltd.*	45,384
1,452,884	TCL Multimedia Technology Holdings Ltd.*	101,223
45,965	Tianjin Development Holdings Ltd.	76,857
91,559	Tingyi (Cayman Islands) Holding Corp.	139,391
152,672	TPV Technology Ltd.	102,230
225,000	United Food Holdings Ltd.	31,061
		3,391,879

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—22.8%
12,359	Allied Group Ltd.	$65,217
30,513	Beijing Enterprises Holdings Ltd.	187,783
16,823	Cafe de Coral Holdings Ltd.	33,903
126,663	Champion REIT	76,807
59,308	Chaoda Modern Agriculture (Holdings) Ltd.	53,640
141,557	China Oriental Group Co. Ltd.	101,363
78,343	Chinese Estates Holdings Ltd.	157,478
19,571	Chong Hing Bank Ltd.	45,703
44,532	Dah Sing Banking Group Ltd.	102,614
10,536	Dah Sing Financial Group	99,980
15,000	Elec & Eltek International Co. Ltd.	29,100
120,478	First Pacific Co. Ltd.	91,088
112,679	Fountain SET Hldgs	33,437
49,634	Galaxy Entertainment Group Ltd.*	53,919
100,650	Giordano International Ltd.	46,749
147,225	Global Bio-Chem Technology Group Co. Ltd.	54,135
29,843	Great Eagle Holdings Ltd.	123,210
203,624	Guangdong Investment Ltd.	138,450
68,207	HKR International Ltd.	69,608
3,078	Hong Kong Aircraft Engineering Co. Ltd.	77,875
45,802	Hongkong and Shanghai Hotels (The) Ltd.	84,385
311,187	Hongkong Chinese Ltd.	72,268
73,448	Hopewell Highway Infrastructure Ltd.	68,987
25,582	Hopewell Holdings Ltd.	131,692
149,479	I-CABLE Communications Ltd.	32,593
9,000	Jardine Cycle & Carriage Ltd.	130,457
133,815	Johnson Electric Holdings Ltd.	74,756
17,082	Kingboard Chemical Holdings Ltd.	111,297
19,000	Mandarin Oriental International Ltd.	47,310
140,871	New World China Land Ltd.	164,120
235,985	Oriental Press Group	33,796
62,305	Pacific Basin Shipping Ltd.	137,620
20,762	Road King Infrastructure	41,734
102,834	SCMP Group Ltd.	33,169
43,776	Shangri-La Asia Ltd.	138,938
18,026	Shui On Construction and Materials Ltd.	69,538
35,414	Shun Tak Holdings Ltd.	55,377
158,038	Sinolink Worldwide Holdings	53,014
83,393	SmarTone Telecommunications Holding Ltd.	101,783
152,278	Solomon Systech International Ltd.	13,753
58,143	Techtronic Industries Co.	62,338
11,568	Television Broadcasts Ltd.	74,475
74,716	Texwinca Holdings Ltd.	65,551
4,984	VTech Holdings Ltd.	42,183
21,000	Wheelock Properties (S) Ltd.	35,513
8,405	Wing Hang Bank Ltd.	98,355
8,767	Wing Lung Bank Ltd.	90,602
21,200	Wing On Co. International Ltd.	37,035
		3,744,698

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Japan—0.3%
18,000	Cerebos Pacific Ltd.	$52,680
	Korea, Republic of—1.6%
104,000	STX Pan Ocean Co. Ltd.	264,172
	Malaysia—0.7%
9,000	Guocoland Ltd.	36,031
33,000	GuocoLeisure Ltd.	31,434
82,584	Public Financial Holdings Ltd.	53,807
		121,272
	Netherlands—0.6%
12,685	ASM Pacific Technology Ltd.	98,851
	New Zealand—4.0%
64,897	Air New Zealand Ltd.	105,821
32,527	Auckland International Airport Ltd.	71,802
17,747	Fisher & Paykel Appliances Holdings Ltd.	47,912
12,829	Fisher & Paykel Healthcare Corp.	32,069
15,730	Fletcher Building Ltd.	143,491
19,082	Sky City Entertainment Group Ltd.	78,815
7,981	Sky Network Television Ltd.	35,358
19,749	Tower Ltd.*	34,177
29,315	Vector Ltd.	53,889
11,172	Warehouse Group Ltd.	48,550
		651,884
	Norway—0.8%
102,400	Total Access Communication Public Co. Ltd.*	122,881
	Singapore—15.0%
43,000	Allgreen Properties Ltd.	46,896
26,000	Ascendas REIT	46,481
33,000	Ascott Group (The) Ltd.	37,356
44,748	Australand Property Group	98,699
21,000	CapitaCommercial Trust	38,992
30,000	CapitaMall Trust	75,789
93,000	Chartered Semiconductor Manufacturing Ltd.*	73,180
87,000	ComfortDelgro Corp. Ltd.	115,900
8,600	Creative Technology Ltd.	35,914
39,000	Fortune REIT	29,436
8,000	Haw Par Corp. Ltd.	43,624
27,000	Hong Leong Asia Ltd.	70,820
15,000	Hotel Properties Ltd.	44,935
9,000	Keppel Land Ltd.	51,562
39,000	MobileOne Ltd.	56,531
34,000	Olam International Ltd.	82,140
106,123	Pacific Century Premium Developments Ltd.	36,147
322,000	Pacific Century Regional Developments Ltd.*	81,125
16,000	Parkway Holdings Ltd.	45,943
42,000	SembCorp Marine Ltd.	128,718
21,000	SIA Engineering Co. Ltd.	68,708
52,000	Singapore Airport Terminal Services Ltd.	107,679

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,000	Singapore Exchange Ltd.	$172,286
11,000	Singapore Land Ltd.	73,650
27,000	Singapore Petroleum Co. Ltd.	152,821
103,000	Singapore Post Ltd.	86,737
96,000	SMRT Corp. Ltd.	116,625
27,249	SP AusNet	32,829
30,000	StarHub Ltd.	64,607
21,000	STATS ChipPAC Ltd.*	23,772
33,000	Suntec REIT	41,229
27,000	United Industrial Corp. Ltd.	57,774
28,000	UOB-Kay Hian Holdings Ltd.	46,771
27,000	UOL Group Ltd.	97,843
9,000	Venture Corp. Ltd.	86,350
		2,469,869
	Taiwan, Province of China—1.3%
46,537	Foxconn International Holdings Ltd.*	128,489
65,332	Fubon Bank Hong Kong Ltd.	47,624
26,000	Kim Eng Holdings Ltd.	41,277
		217,390
	United Kingdom—0.2%
1,599	Energy Resources of Australia Ltd.	32,068
	Total Common Stocks and Other Equity Interests (Cost $15,381,461)	16,227,002
	Warrants—0.0%
	China—0.0%
4,461	Industrial and Commercial Bank of China (Asia) Ltd., Expiring 11/06/2008* (Cost $0)	835
	Money Market Fund—0.2%
24,230	Liquid Assets Portfolio Private Class** (Cost $24,230)	24,230
	Total Investments (Cost $15,405,691)—99.0%	16,252,067
	Other assets less liabilities—1.0%	165,313
	Net Assets—100.0%	$16,417,380

REIT Real Estate Investment Trust.

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—3.9%
1,306	Alumina Ltd.	$8,073
2,285	Amcor Ltd.	14,866
2,174	AMP Ltd.	20,530
2,471	Australia and New Zealand Banking Group Ltd.	68,929
1,642	AWB Ltd.	4,535
2,406	BHP Billiton Ltd.	102,792
1,622	BHP Billiton PLC	61,695
1,496	BlueScope Steel Ltd.	14,696
1,063	Boral Ltd.	6,669
1,442	Brambles Ltd.	18,963
2,782	CFS Retail Property Trust	6,291
1,027	Coca-Cola Amatil Ltd.	9,708
1,906	Coles Group Ltd.	28,474
1,758	Commonwealth Bank of Australia	100,197
3,292	Commonwealth Property Office Fund	4,820
198	CSL Ltd.	6,698
2,710	DB RREEF Trust	5,249
1,928	Fairfax Media Ltd.	8,469
2,671	Foster's Group Ltd.	15,768
3,258	GPT Group	13,949
2,420	Insurance Australia Group Ltd.	10,541
526	James Hardie Industries N.V. CDI	3,154
670	Lend Lease Corp. Ltd.	12,449
952	Lion Nathan Ltd.	8,187
2,600	Macquarie Airports	10,554
166	Macquarie Bank Ltd.	12,930
4,774	Macquarie Infrastructure Group	13,981
967	Metcash Ltd.	4,185
1,432	Mirvac Group	7,671
1,234	Multiplex Group	5,752
2,698	National Australia Bank Ltd.	107,766
1,835	OneSteel Ltd.	11,700
352	Orica Ltd.	10,083
829	Origin Energy Ltd.	7,030
1,892	PaperlinX Ltd.	4,839
690	Publishing & Broadcasting Ltd.	13,314
4,490	Qantas Airways Ltd.	24,592
502	QBE Insurance Group Ltd.	15,120
1,317	Santos Ltd.	17,124
628	St. George Bank Ltd.	21,156
1,792	Stockland	14,864
1,080	Suncorp-Metway Ltd.	20,298
1,682	Symbion Health Ltd.	6,298
749	TABCORP Holdings Ltd.	10,801
32,439	Telstra Corp. Ltd.	140,694
840	Transurban Group	5,659
510	Wesfarmers Ltd.	20,768
2,244	Westfield Group	45,336
2,390	Westpac Banking Corp.	67,644
552	Woodside Petroleum Ltd.	26,601
918	Woolworths Ltd.	28,458
		1,230,920

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Austria—0.4%
226	Erste Bank der oesterreichischen Sparkassen AG	$18,310
49	EVN AG	6,543
189	Oesterreichische Elektrizitaetswirtschafts - AG, Class A	12,471
427	OMV AG	31,883
55	Raiffeisen International Bank-Holding AG	9,079
527	Telekom Austria AG	15,096
149	voestalpine AG	13,380
83	Wiener Staedtische Versicherung AG	6,112
111	Wienerberger AG	6,905
		119,779
	Belgium—1.7%
349	Agfa Gevaert N.V.	4,842
739	Belgacom S.A.	35,271
28	Colruyt S.A.	5,981
207	Compagnie Nationale a Portefeuille	14,794
327	Delhaize Group	30,973
2,117	Dexia S.A.	67,810
2,903	Fortis, Class A	92,692
2,903	Fortis, Class B	92,650
1,484	Fortis-Strip VVPR*	21
205	Groupe Bruxelles Lambert S.A.	26,147
567	InBev N.V.	53,451
66	KBC Ancora	7,437
453	KBC GROEP N.V.	63,375
157	Solvay S.A.	23,829
167	UCB S.A.	9,790
41	Umicore	10,202
		539,265
	Canada—5.1%
215	Agrium, Inc.	13,582
571	Alcan, Inc.	57,112
711	Bank of Montreal	47,160
1,188	Bank of Nova Scotia	66,892
444	Barrick Gold Corp.	19,634
1,930	BCE, Inc.	83,820
262	Biovail Corp.	5,233
303	Bombardier, Inc., Class A*	1,802
5,055	Bombardier, Inc., Class B*	29,804
442	Brookfield Asset Management, Inc., Class A	17,958
195	Cameco Corp.	9,557
487	Canadian Imperial Bank of Commerce	52,299
549	Canadian National Railway Co.	30,629
474	Canadian Natural Resources Ltd.	39,206
274	Canadian Pacific Railway Ltd.	19,178
215	Canadian Tire Corp. Ltd., Class A	19,671
309	Canadian Utilities Ltd.	17,685
1,912	Celestica, Inc.*	12,682
743	CGI Group, Inc., Class A*	8,417
591	Enbridge, Inc.	25,456

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
955	EnCana Corp.	$66,462
316	Finning International, Inc.	10,813
492	George Weston Ltd.	35,815
286	Goldcorp, Inc.	10,006
1,038	Great-West Lifeco, Inc.	40,764
858	Husky Energy, Inc.	39,774
348	IGM Financial, Inc.	20,133
678	Loblaw Cos. Ltd.	31,259
435	Magna International, Inc., Class A	41,045
1,521	Manulife Financial Corp.	70,765
304	National Bank of Canada	17,492
458	Nexen, Inc.	15,426
273	Nortel Networks Corp.*	4,380
266	NOVA Chemicals Corp.	9,612
797	Petro-Canada	45,732
237	Potash Corporation of Saskatchewan, Inc.	29,344
879	Power Corp. of Canada	37,500
992	Power Financial Corp.	43,981
174	Research In Motion Ltd.*	21,571
382	Rogers Communications, Inc., Class B	19,361
1,466	Royal Bank of Canada	86,497
211	Saputo, Inc.	12,874
364	Shaw Communications, Inc., Class B	10,110
228	Shoppers Drug Mart Corp.	13,294
837	Sun Life Financial, Inc.	48,371
304	Suncor Energy, Inc.	33,111
1,022	Talisman Energy, Inc.	22,144
342	Teck Cominco Ltd., Class B	17,035
225	Telus Corp.	13,609
197	Telus Corp.	11,406
912	Thomson Corp. (The)	42,844
775	Toronto-Dominion Bank (The)	58,219
477	TransAlta Corp.	17,075
990	TransCanada Corp.	41,881
		1,617,482
	China—2.1%
13,435	BOC Hong Kong Ltd.	37,701
3,033	China Merchants Holdings International Co. Ltd.	21,170
12,959	China Mobile Ltd.	262,498
13,016	China Netcom Group Corp. (Hong Kong) Ltd.	39,632
5,308	China Overseas Land & Investment Ltd.	12,532
4,733	China Resources Enterprise Ltd.	20,518
22,493	China Unicom Ltd.	54,036
5,724	Citic Pacific Ltd.	35,817
52,331	CNOOC Ltd.	109,107
3,935	Cosco Pacific Ltd.	12,159
12,847	Lenovo Group Ltd.	14,470
53,703	Semiconductor Manufacturing International Corp.*	6,097
3,481	Shanghai Industrial Holdings Ltd.	20,390
5,129	Tingyi (Cayman Islands) Holding Corp.	7,809
		653,936

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Denmark—0.7%
5	A P Moller - Maersk A/S, Class A	$68,228
5	A P Moller - Maersk A/S, Class B	68,908
91	Carlsberg A/S, Class B	12,241
104	Danisco A/S	7,994
698	Danske Bank A/S	30,721
316	H. Lundbeck A/S	9,032
61	Jyske Bank A/S*	5,020
145	Novo Nordisk A/S, Class B	17,957
		220,101
	Finland—1.2%
1,223	Fortum Oyj	52,957
94	Kone Oyj, Class B	7,761
159	Metso Corp.	9,652
445	Neste Oil Oyj	15,973
4,701	Nokia Oyj	186,013
291	Outokumpu Oyj	10,841
812	Sampo Oyj, Class A	25,410
274	SanomaWSOY Oyj	7,900
2,355	Stora Enso Oyj, Class R	43,134
167	TietoEnator Oyj	4,090
1,387	UPM - Kymmene Oyj	31,003
		394,734
	France—10.5%
312	Accor S.A.	29,733
77	Aeroports de Paris	8,789
560	Air France-KLM	21,259
307	Air Liquide S.A.	42,190
2,182	Alcatel-Lucent	21,151
705	Alliance Trust (The) PLC	5,441
163	Alstom	38,415
167	Arkema*	11,346
179	Atos Origin S.A.*	10,869
3,286	AXA	146,710
1,644	AXA Asia Pacific Holdings Ltd.	12,432
1,480	BNP Paribas	162,924
511	Bouygues S.A.	48,985
178	Cap Gemini S.A.	11,331
1,409	Carrefour S.A.	101,291
379	Casino Guichard-Perrachon S.A.	42,270
346	Christian Dior S.A.	47,029
335	CNP Assurances	42,645
767	Compagnie de Saint-Gobain	82,105
272	Compagnie Generale des Etablissements Michelin, Class B	36,373
2,645	Credit Agricole S.A.	104,429
79	Dassault Systemes S.A.	4,939
96	Eiffage S.A.	10,833
1,333	Electricite de France	159,662
138	Essilor International S.A.	8,783

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
62	Eurazeo	$9,229
5,806	France Telecom S.A.	213,860
1,275	Gaz de France	72,309
485	Groupe DANONE	41,518
50	Hermes International	6,567
100	Imerys S.A.	9,709
185	JC Decaux S.A.	6,806
79	Klepierre	4,277
538	L'Oreal S.A.	70,550
324	Lafarge S.A.	52,617
279	Lagardere S.C.A	23,549
247	Legrand S.A.	9,109
416	LVMH Moet Hennessy Louis Vuitton S.A.	53,492
53	Mobistar S.A.	4,789
730	Natixis	16,159
430	PagesJaunes S.A.	9,481
66	Pernod Ricard S.A.	15,230
310	PPR	61,363
1,275	PSA Peugeot Citroen	118,018
205	Publicis Groupe	8,313
652	Renault S.A.	109,326
462	Safran S.A.	11,704
1,265	Sanofi-Aventis	110,797
312	Schneider Electric S.A.	42,904
81	Societe BIC S.A.	6,287
105	Societe des Autoroutes Paris-Rhin-Rhone	11,156
643	Societe Generale	107,780
295	Societe Television Francaise 1 (T. F. 1)	8,147
238	Sodexho Alliance S.A.	17,137
2,531	Suez S.A.	164,412
137	Technip S.A.	12,263
302	Thales S.A.	18,796
747	Thomson	13,012
4,781	Total S.A.	384,926
138	Unibail-Rodamco	34,264
322	Valeo S.A.	17,614
37	Vallourec S.A.	10,709
804	Veolia Environnement	71,711
443	Vinci S.A.	36,288
2,881	Vivendi	129,543
40	Wendel	6,860
		3,344,515
	Germany—9.3%
247	Adidas AG	16,395
777	Allianz SE	174,825
171	Altana AG	4,141
397	Arcandor AG*	12,716
993	BASF AG	137,585
1,275	Bayer AG	106,176
1,617	Bayerische Motoren Werke (BMW) AG	107,870

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
172	Beiersdorf AG	$13,597
1,000	Bosch Corp.	5,196
354	Celesio AG	20,107
870	Commerzbank AG	36,904
181	Continental AG	27,312
3,961	Daimler AG	438,732
922	Deutsche Bank AG	123,373
79	Deutsche Boerse AG	12,684
915	Deutsche Lufthansa AG	27,018
2,217	Deutsche Post AG	67,036
251	Deutsche Postbank AG	18,335
11,665	Deutsche Telekom AG	238,969
1,177	E.ON AG	229,984
39	Euler Hermes S.A.	5,227
93	Fraport AG	7,210
318	Fresenius Medical Care AG & Co. KGaA	16,673
69	Fresenius SE	5,366
319	Hannover Rueckversicherung AG	16,781
124	HeidelbergCement AG	19,752
174	Heidelberger Druckmaschinen AG	7,119
232	Henkel KGaA	10,714
266	Hypo Real Estate Holding AG	15,844
1,157	Infineon Technologies AG*	16,957
216	Lanxess	10,687
256	Leighton Holdings Ltd.	14,757
227	Linde AG	28,697
199	MAN AG	35,513
173	Merck KGaA	21,622
847	Metro AG	76,649
411	Muenchener Rueckversicherungs- Gesellschaft AG	78,489
153	RTL Group	15,473
956	RWE AG	130,149
65	Salzgitter AG	12,766
636	SAP AG	34,523
1,379	Siemens AG	188,296
619	Suedzucker AG	14,033
1,184	ThyssenKrupp AG	78,573
1,032	TUI AG	30,279
855	Volkswagen AG	244,808
44	Wacker Chemie AG	10,712
		2,966,624
	Hong Kong—2.5%
1,549	Bank of East Asia (The) Ltd.	10,432
5,963	Cathay Pacific Airways Ltd.	17,656
3,668	Cheung Kong Infrastructure Holdings Ltd.	14,292
3,654	Cheung Kong Ltd.	71,045
4,847	Chinese Estates Holdings Ltd.	9,743
4,497	CLP Holdings Ltd.	30,228
191	Dah Chong Hong Holdings Ltd.*	117

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,972	Dah Sing Banking Group Ltd.	$4,544
751	Dah Sing Financial Group	7,127
611	Esprit Holdings Ltd.	10,090
2,065	Great Eagle Holdings Ltd.	8,526
8,922	Guangdong Investment Ltd.	6,066
2,821	Hang Lung Group Ltd.	16,524
4,818	Hang Lung Properties Ltd.	22,906
3,815	Henderson Investment Ltd.	7,590
3,638	Henderson Land Development Co. Ltd.	32,387
6,439	Hong Kong and China Gas Co. Ltd.	17,238
953	Hong Kong Exchanges & Clearing Ltd.	31,501
4,798	Hongkong Electric Holdings Ltd.	24,576
5,000	Hongkong Land Holdings Ltd.	24,900
1,842	Hopewell Holdings Ltd.	9,482
4,176	Hutchison Telecommunications International Ltd.	5,927
8,503	Hutchison Whampoa Ltd.	105,976
2,623	Hysan Development Co. Ltd.	7,885
5,196	Johnson Electric Holdings Ltd.	2,903
1,552	Kerry Properties Ltd.	13,326
4,476	Li & Fung Ltd.	21,021
5,604	MTR Corp. Ltd.	19,305
5,655	New World Development Co. Ltd.	20,174
9,000	Noble Group Ltd.	14,661
1,451	Orient Overseas International Ltd.	14,864
3,687	Shangri-La Asia Ltd.	11,702
4,144	Sino Land Co. Ltd.	12,858
4,141	Sun Hung Kai Properties Ltd.	78,430
2,396	Swire Pacific Ltd., Class A	33,973
5,733	Wharf Holdings (The) Ltd.	34,247
3,494	Wheelock and Co. Ltd.	11,270
795	Wing Hang Bank Ltd.	9,303
408	Wing Lung Bank Ltd.	4,216
		799,011
	Ireland—0.3%
1,067	Allied Irish Banks PLC	26,613
338	Anglo Irish Bank Corp. PLC	5,672
1,136	Bank of Ireland	20,938
656	CRH PLC	24,998
458	Irish Life & Permanent PLC	10,367
238	Kerry Group PLC, Class A	7,119
720	Ryanair Holdings PLC*	5,990
		101,697
	Italy—4.5%
2,170	AEM SpA	9,120
1,280	Alleanza Assicurazioni SpA	17,305
2,045	Assicurazioni Generali SpA	97,072
688	Atlantia SpA	26,994
264	Autogrill SpA	5,267
1,488	Banca Carige SpA	7,115
3,666	Banca Monte dei Paschi di Siena SpA	23,390

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
31	Banca Popolare dell' Emilia Romagna Scrl	$733
487	Banca Popolare di Milano Scarl	7,630
605	Banco Popolare Scarl*	14,503
385	Benetton Group SpA	7,096
52	Ciments Francais S.A.	9,757
16,113	Enel SpA	192,670
8,852	Eni SpA	322,727
2,167	Fiat SpA	69,850
561	Finmeccanica SpA	16,630
292	Fondiaria-Sai SpA	14,148
226	Gestevision Telecinco S.A.	6,490
825	Gruppo Editoriale L?Espresso SpA	4,163
3,149	IFIL Investments SpA	35,854
7,295	Intesa Sanpaolo	57,625
266	Italcementi SpA	6,103
316	Italcementi SpA Rnc	5,257
194	Lottomatica SpA	6,924
340	Luxottica Group SpA	11,899
2,010	Mediaset SpA	20,792
690	Mediobanca SpA	16,341
729	Mediolanum SpA	5,405
1,484	Parmalat SpA	5,480
13,878	Pirelli & C. SpA	17,719
804	RCS MediaGroup SpA	4,388
321	Saipem SpA	14,183
1,305	Saras SpA	7,868
51,677	Seat Pagine Gialle SpA	29,980
5,958	Snam Rete Gas SpA	38,487
34,143	Telecom Italia SpA	107,067
15,371	Telecom Italia SpA Rnc	39,673
5,148	Terna-Rete Elettrica Nationale SpA	20,128
13,568	UniCredito Italiano SpA	116,010
812	Unione di Banche Italiane Scpa	22,544
1,484	Unipol Gruppo Finanziario SpA	5,561
		1,447,948
	Japan—23.2%
1,000	77 Bank (The) Ltd.	6,740
680	Acom Co. Ltd.	16,221
200	Advantest Corp.	5,742
1,900	Aeon Co. Ltd.	29,732
600	Aiful Corp.	14,078
2,000	Aioi Insurance Co. Ltd.	11,554
600	Aisin Seiki Co. Ltd.	24,461
2,000	Ajinomoto Co., Inc.	22,449
200	Alfresa Holdings Corp.	11,606
5,000	All Nippon Airways Co. Ltd.	19,213
600	Alps Electric Co. Ltd.	7,463
1,000	Amada Co. Ltd.	10,010
200	Aoyama Trading Co. Ltd.	5,196
1,300	Asahi Breweries Ltd.	21,448

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Asahi Glass Co. Ltd.	$27,272
2,000	Asahi Kasei Corp.	15,197
500	Astellas Pharma, Inc.	22,076
1,000	Bank of Kyoto (The) Ltd.	12,708
2,000	Bank of Yokohama (The) Ltd.	14,087
200	Benesse Corp.	7,442
2,000	Bridgestone Corp.	43,978
1,000	Brother Industries Ltd.	13,332
2,000	Calsonic Kansei Corp.	10,687
500	Canon Marketing Japan, Inc.	9,780
1,500	Canon, Inc.	74,816
500	Casio Computer Co. Ltd.	4,701
5	Central Japan Railway Co.	51,611
1,000	Chiba Bank (The) Ltd.	7,954
2,100	Chubu Electric Power Co., Inc.	53,645
1,000	Chugoku Bank (The) Ltd.	14,477
1,300	Chugoku Electric Power (The) Co., Inc.	25,541
1,000	Chuo Mitsui Trust Holdings, Inc.	7,937
700	Citizen Holdings Co. Ltd.	7,523
200	Coca-Cola West Holdings Co. Ltd.	4,623
5,000	Cosmo Oil Co. Ltd.	21,469
200	Credit Saison Co. Ltd.	6,332
200	CSK Holdings Corp.	7,789
2,000	Dai Nippon Printing Co. Ltd.	28,920
1,000	Daicel Chemical Industries Ltd.	7,312
1,000	Daido Steel Co. Ltd.	6,757
3,450	Daiei (The), Inc*	24,330
2,000	Daihatsu Motor Co. Ltd.	21,096
600	Daiichi Sankyo Co. Ltd.	17,019
400	Daikin Industries Ltd.	20,055
2,000	Dainippon Ink and Chemicals, Inc.	9,524
200	Daito Trust Construction Co. Ltd.	9,195
1,000	Daiwa House Industry Co. Ltd.	14,174
2,000	Daiwa Securities Group, Inc.	19,048
2,000	Denki Kagaku Kogyo Kabushiki Kaisha	11,693
1,300	Denso Corp.	52,435
5	Dentsu, Inc.	13,055
1,000	Dowa Holdings Co. Ltd.	11,563
7	East Japan Railway Co.	57,501
2,000	Ebara Corp.	9,368
200	EDION Corp.	2,280
200	Eisai Co. Ltd.	8,362
500	Electric Power Development Co. Ltd.	19,820
100	Elpida Memory, Inc.*	3,400
1,000	Ezaki Glico Co. Ltd.	10,435
200	FamilyMart Co. Ltd.	5,829
200	Fanuc Ltd.	21,755
200	Fast Retailing Co. Ltd.	11,485
2,000	Fuji Electric Holdings Co. Ltd.	7,547
2,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	7,200
5,000	Fuji Heavy Industries Ltd.	25,849

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5	Fuji Television Network, Inc.	$10,062
1,200	FUJIFILM Holdings Corp.	57,249
1,000	Fujikura Ltd.	6,402
7,000	Fujitsu Ltd.	54,647
1,000	Fukuoka Financial Group, Inc.	6,419
2,000	Fukuyama Transporting Co. Ltd.	8,882
100	Funai Electric Co. Ltd.	4,224
2,000	Furukawa Electric (The) Co. Ltd.	9,542
1,000	Gunma Bank (The) Ltd.	7,069
1,000	H2O Retailing Corp.	8,319
1,000	Hachijuni Bank (The) Ltd.	7,616
2,000	Hankyu Hanshin Holdings, Inc.	9,351
1,000	Haseko Corp.*	2,385
500	Heiwa Corp.	5,595
2,000	Hino Motors Ltd.	14,347
1,000	Hiroshima Bank (The) Ltd.	5,404
1,000	Hitachi Cable Ltd.	6,636
200	Hitachi Capital Corp.	2,646
500	Hitachi Chemical Co. Ltd.	12,187
200	Hitachi Construction Machinery Co. Ltd.	8,119
200	Hitachi High-Technologies Corp.	4,476
17,000	Hitachi Ltd.	115,168
500	Hitachi Maxell Ltd.	5,755
1,000	Hitachi Metals Ltd.	12,890
600	Hokkaido Electric Power Co., Inc.	12,907
600	Hokuriku Electric Power Co.	12,543
3,800	Honda Motor Co. Ltd.	141,735
200	House Foods Corp.	3,156
200	Hoya Corp.	7,234
100	Ibiden Co. Ltd.	8,440
2,000	IHI Corp.	4,753
5	INPEX Holdings, Inc.	53,780
500	Isetan Co. Ltd.	6,731
5,000	Isuzu Motors Ltd.	24,635
6,000	ITOCHU Corp.	74,998
100	Itochu Techno-Solutions Corp.	3,548
1,000	Iyo Bank (The) Ltd.	9,741
200	Izumi Co. Ltd.	2,977
1,000	J Front Retailing Co. Ltd.*	8,978
7,000	Japan Airlines Corp.*	15,726
100	Japan Petroleum Exploration Co. Ltd.	7,581
13	Japan Tobacco, Inc.	75,439
700	JFE Holdings, Inc.	40,621
1,000	JGC Corp.	19,820
2,000	Joyo Bank (The) Ltd.	12,335
600	JS Group Corp.	9,675
200	JSR Corp.	5,152
500	JTEKT Corp.	9,520
4,000	Kajima Corp.	14,087
1,000	Kamigumi Co. Ltd.	8,102
1,000	Kandenko Co. Ltd.	6,167

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Kaneka Corp.	$8,830
2,800	Kansai Electric Power (The) Co., Inc.	62,905
1,000	Kao Corp.	28,625
2,000	Kawasaki Heavy Industries Ltd.	7,165
2,000	Kawasaki Kisen Kaisha Ltd.	27,428
6	KDDI Corp.	45,123
1,000	Keihan Electric Railway Co. Ltd.	3,990
1,000	Keihin Electric Express Railway Co. Ltd.	6,115
2,000	Keio Corp.	12,144
1,000	Keisei Electric Railway Co. Ltd.	5,482
100	Keyence Corp.	22,960
1,000	Kikkoman Corp.	12,612
1,000	Kinden Corp.	8,839
5,000	Kintetsu Corp.	15,180
2,000	Kirin Holdings Co. Ltd.	27,844
5,000	Kobe Steel Ltd.	17,825
1,000	Koito Manufacturing Co. Ltd.	13,861
500	Kokuyo Co. Ltd.	4,389
700	Komatsu Ltd.	23,134
200	Konami Corp.	5,881
1,000	Konica Minolta Holdings, Inc.	17,348
2,000	Kubota Corp.	16,758
1,000	Kuraray Co. Ltd.	12,968
500	Kyocera Corp.	41,896
1,000	Kyowa Hakko Kogyo Co. Ltd.	10,886
1,700	Kyushu Electric Power Co., Inc.	41,363
200	Lawson, Inc.	6,905
200	Leopalace21 Corp.	6,349
1,000	Lion Corp.	4,693
100	Mabuchi Motor Co. Ltd.	6,731
200	Makita Corp.	9,559
7,000	Marubeni Corp.	59,383
900	Marui Group Co. Ltd.	9,306
6,000	Matsushita Electric Industrial Co. Ltd.	113,978
2,000	Matsushita Electric Works Ltd.	22,050
5,000	Mazda Motor Corp.	29,796
600	Mediceo Paltac Holdings Co. Ltd.	8,686
1,000	Meiji Dairies Corp.	5,265
2,000	Meiji Seika Kaisha Ltd.	8,796
1,200	Millea Holdings, Inc.	47,049
1,000	Minebea Co. Ltd.	6,896
4,900	Mitsubishi Corp.	150,888
5,000	Mitsubishi Electric Corp.	60,546
1,000	Mitsubishi Estate Co. Ltd.	29,666
1,000	Mitsubishi Gas Chemical Co., Inc.	9,906
6,000	Mitsubishi Heavy Industries Ltd.	34,558
2,000	Mitsubishi Materials Corp.	11,571
19,000	Mitsubishi Motors Corp.*	37,082
1,000	Mitsubishi Rayon Co. Ltd.	5,630
1,000	Mitsubishi Tanabe Pharma Corp.	11,424
8,620	Mitsubishi UFJ Financial Group, Inc.	85,164

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,630	Mitsubishi UFJ Lease & Finance Co. Ltd.	$56,131
5,000	Mitsui & Co. Ltd.	127,945
2,000	Mitsui Chemicals, Inc.	18,615
2,000	Mitsui Engineering & Shipbuilding Co. Ltd.	11,623
1,000	Mitsui Fudosan Co. Ltd.	27,410
2,000	Mitsui Mining & Smelting Co. Ltd.	8,362
2,000	Mitsui O.S.K. Lines Ltd.	32,684
2,000	Mitsui Sumitomo Insurance Co. Ltd.	22,761
2,000	Mitsukoshi Ltd.	9,229
6	Mizuho Financial Group, Inc.	33,465
200	Murata Manufacturing Co. Ltd.	12,057
2,000	Nagoya Railroad Co. Ltd.	5,881
12,000	NEC Corp.	59,332
500	NEC Electronics Corp.*	13,618
1,000	NGK Insulators Ltd.	35,130
1,000	NGK Spark Plug Co. Ltd.	16,654
1,000	NHK Spring Co. Ltd.	8,527
1,000	Nichirei Corp.	4,250
100	Nidec Corp.	7,503
1,000	Nikon Corp.	31,661
100	Nintendo Co. Ltd.	62,368
1,000	Nippon Electric Glass Co. Ltd.	16,906
5,000	Nippon Express Co. Ltd.	24,982
2,000	Nippon Light Metal Co. Ltd.	4,094
1,000	Nippon Meat Packers, Inc.	10,071
3,000	Nippon Mining Holdings, Inc.	28,052
6,000	Nippon Oil Corp.	52,617
5	Nippon Paper Group, Inc.	14,963
2,000	Nippon Sheet Glass Co. Ltd.	12,109
6,000	Nippon Steel Corp.	39,502
68	Nippon Telegraph & Telephone Corp.	311,438
60	Nippon Television Network Corp.	7,723
2,000	Nippon Yusen Kabushiki Kaisha	20,471
2,000	NIPPONKOA Insurance Co. Ltd.	18,216
2,000	Nishimatsu Construction Co. Ltd.	6,141
1,000	Nishi-Nippon Railroad Co. Ltd.	3,634
14,900	Nissan Motor Co. Ltd.	171,378
1,000	Nissay Dowa General Insurance Co. Ltd.	5,656
1,000	Nisshin Seifun Group, Inc.	8,995
2,000	Nisshin Steel Co. Ltd.	7,599
1,000	Nisshinbo Industries, Inc.	13,558
200	Nissin Food Products Co. Ltd.	6,280
200	Nitto Denko Corp.	9,698
500	NOK Corp.	11,038
2,100	Nomura Holdings, Inc.	37,342
200	Nomura Research Institute Ltd.	7,026
1,000	NSK Ltd.	8,770
1,000	NTN Corp.	9,481
5	NTT Data Corp.	22,683
98	NTT DoCoMo, Inc.	141,111
2,000	Obayashi Corp.	10,027

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Odakyu Electric Railway Co. Ltd.	$13,965
5,000	Oji Paper Co. Ltd.	22,813
5,000	Oki Electric Industry Co. Ltd.	8,457
1,000	Olympus Corp.	41,202
500	OMRON Corp.	12,166
200	Ono Pharmaceutical Co. Ltd.	10,305
1,000	Onward Holdings Co. Ltd.	10,262
2,000	Orient Corp.	2,793
200	Oriental Land Co. Ltd.	11,866
120	ORIX Corp.	24,159
6,000	Osaka Gas Co. Ltd.	23,264
700	Pioneer Corp.	7,754
600	Promise Co. Ltd.	17,956
600	Q.P. Corp.	5,912
2,000	Ricoh Co. Ltd.	39,120
200	Rohm Co. Ltd.	17,435
500	Ryoshoku Ltd.	11,146
1,000	San-in Godo Bank (The) Ltd.	8,986
200	Sankyo Co. Ltd.	8,501
20,000	Sanyo Electric Co. Ltd.	32,962
130	Sanyo Shinpan Finance Co. Ltd.	4,060
1	Sapporo Hokuyo Holdings, Inc.	10,236
1,000	Sapporo Holdings Ltd.	7,503
200	Secom Co. Ltd.	10,253
300	Sega Sammy Holdings, Inc.	4,125
700	Seiko Epson Corp.	16,364
1,000	Seino Holdings Co. Ltd.	8,527
2,000	Sekisui Chemical Co. Ltd.	13,601
2,000	Sekisui House Ltd.	25,450
20	SFCG Co. Ltd.	3,294
2,000	Sharp Corp.	31,314
600	Shikoku Electric Power Co., Inc.	15,041
100	Shimamura Co. Ltd.	9,680
200	Shimano, Inc.	7,252
2,000	Shimizu Corp.	10,392
500	Shin-Etsu Chemical Co. Ltd.	31,834
1,000	Shinko Securities Co. Ltd.	5,118
2,000	Shinsei Bank Ltd.	6,419
1,000	Shionogi & Co. Ltd.	16,975
1,000	Shiseido Co. Ltd.	23,984
1,000	Shizuoka Bank (The) Ltd.	10,444
2,000	Showa Denko K.K.	7,789
1,900	Showa Shell Sekiyu K.K.	22,233
100	SMC Corp.	13,341
200	Softbank Corp.	4,632
200	Sohgo Security Services Co. Ltd.	3,312
2,000	Sompo Japan Insurance, Inc.	23,316
2,600	Sony Corp.	127,197
200	Stanley Electric Co. Ltd.	4,415
200	Sumco Corp.	7,217
1,000	Sumitomo Bakelite Co. Ltd.	6,081

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Sumitomo Chemical Co. Ltd.	$17,678
3,800	Sumitomo Corp.	65,363
1,900	Sumitomo Electric Industries Ltd.	30,539
1,000	Sumitomo Forestry Co. Ltd.	7,434
1,000	Sumitomo Heavy Industries Ltd.	13,063
5,000	Sumitomo Metal Industries Ltd.	24,418
1,000	Sumitomo Metal Mining Co. Ltd.	22,032
5	Sumitomo Mitsui Financial Group, Inc.	40,508
2,000	Sumitomo Osaka Cement Co. Ltd.	4,962
1,000	Sumitomo Realty & Development Co. Ltd.	34,957
600	Sumitomo Rubber Industries Ltd.	7,260
2,000	Sumitomo Trust & Banking (The) Co. Ltd.	14,763
200	Suzuken Co. Ltd.	6,436
1,200	Suzuki Motor Corp.	39,138
300	T&D Holdings, Inc.	17,877
2,000	Taiheiyo Cement Corp.	6,245
5,000	Taisei Corp.	14,963
1,000	Taisho Pharmaceutical Co. Ltd.	19,213
1,000	Taiyo Nippon Sanso Corp.	8,874
1,000	Taiyo Yuden Co. Ltd.	16,412
1,000	Takashimaya Co. Ltd.	12,092
900	Takeda Pharmaceutical Co. Ltd.	55,896
690	Takefuji Corp.	17,596
200	TDK Corp.	16,290
2,000	Teijin Ltd.	9,594
200	Terumo Corp.	9,732
2,000	Tobu Railway Co. Ltd.	9,403
2,000	Toda Corp.	10,426
200	Toho Co. Ltd.	3,973
2,000	Toho Gas Co. Ltd.	10,322
1,900	Tohoku Electric Power Co., Inc.	40,049
1,000	Tokuyama Corp.	13,844
200	Tokyo Broadcasting System, Inc.	5,309
4,700	Tokyo Electric Power (The) Co., Inc.	119,044
200	Tokyo Electron Ltd.	11,641
5,000	Tokyo Gas Co. Ltd.	22,162
200	Tokyo Steel Manufacturing Co. Ltd.	2,753
1,000	Tokyo Tatemono Co. Ltd.	12,742
2,000	Tokyu Corp.	12,924
1,000	Tokyu Land Corp.	10,270
200	Toppan Forms Co. Ltd.	1,957
2,000	Toppan Printing Co. Ltd.	19,465
2,000	Toray Industries, Inc.	15,336
12,000	Toshiba Corp.	100,448
1,000	Toshiba TEC Corp.	6,358
2,000	Tosoh Corp.	12,682
1,000	Toto Ltd.	7,208
600	Toyo Seikan Kaisha Ltd.	10,799
1,000	Toyo Suisan Kaisha Ltd.	17,331
2,000	Toyobo Co. Ltd.	4,684
200	Toyoda Gosei Co. Ltd.	7,130

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
500	Toyota Auto Body Co. Ltd.	$8,037
500	Toyota Industries Corp.	21,252
5,300	Toyota Motor Corp.	302,042
700	Toyota Tsusho Corp.	19,491
2	TV Asahi Corp.	3,470
2,000	Ube Industries Ltd.	7,130
100	Unicharm Corp.	5,942
1,000	UNY Co. Ltd.	8,631
5,000	Victor Co. of Japan Ltd.	10,626
6	West Japan Railway Co.	29,926
200	Yakult Honsha Co. Ltd.	4,615
70	Yamada Denki Co. Ltd.	7,165
1,000	Yamaguchi Financial Group, Inc.	11,667
500	Yamaha Corp.	11,580
600	Yamaha Motor Co. Ltd.	16,967
1,000	Yamato Holdings Co. Ltd.	14,668
1,000	Yamazaki Baking Co. Ltd.	8,735
500	Yokogawa Electric Corp.	6,258
1,000	Yokohama Rubber (The) Co. Ltd.	7,390
		7,393,473
	Luxembourg—0.4%
212	ArcelorMittal	16,992
964	ArcelorMittal	76,707
501	Banco Espirito Santo S.A.	12,119
796	SES FDR	19,624
		125,442
	Malaysia—0.1%
1,490	Guoco Group Ltd.	22,876
	Netherlands—5.8%
2,376	ABN AMRO Holding N.V.	128,252
3,240	Aegon N.V.	66,843
543	Akzo Nobel N.V.	43,624
221	ASML Holding N.V.	7,686
100	Corio N.V.	8,753
1,859	European Aeronautic Defence and Space Co.	63,042
174	Heineken Holding N.V.	10,278
350	Heineken N.V.	24,457
5,494	ING Groep N.V. CVA	246,721
2,861	Koninklijke (Royal) KPN N.V.	53,892
1,792	Koninklijke (Royal) Philips Electronics N.V.	74,018
4,596	Koninklijke Ahold N.V.	68,886
459	Koninklijke DSM N.V.	25,991
100	Randstad Holding N.V.	5,535
238	Reed Elsevier N.V.	4,597
10,571	Royal Dutch Shell PLC, Class A	462,251
8,039	Royal Dutch Shell PLC, Class B	349,861
110	Royal Numico N.V.	8,684
931	SNS Reaal	22,305
466	TNT N.V.	19,039

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,679	Unilever N.V. CVA	$151,565
317	Wolters Kluwer N.V.	9,920
		1,856,200
	New Zealand—0.1%
2,634	Air New Zealand Ltd.	4,295
926	Contact Energy Ltd.	6,453
616	Fletcher Building Ltd.	5,619
2,528	Goodman Fielder Ltd.	4,920
3,657	Telecom Corp. of New Zealand Ltd.	12,207
		33,494
	Norway—1.3%
278	Aker Kvaerner ASA	9,642
2,426	DnB NOR ASA	39,823
2,258	Norsk Hydro ASA	33,003
708	Norske Skogindustrier ASA	7,748
1,666	Orkla ASA	30,809
6,935	StatoilHydro ASA	233,596
554	Storebrand ASA	7,871
1,519	Telenor ASA	35,500
5,600	Total Access Communication Public Co. Ltd.*	6,720
305	Yara International ASA	11,753
		416,465
	Portugal—0.3%
405	Banco BPI S.A.	3,539
4,784	Banco Comercial Portugues S.A., Class R	23,117
659	Brisa-Auto-Estradas de Portugal S.A.	9,343
1,026	CIMPOR-Cimentos de Portugal, SGPS S.A.	9,292
5,273	Energias de Portugal S.A.	33,872
1,813	Portugal Telecom, SGPS S.A.	24,262
262	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.*	3,559
		106,984
	Singapore—1.1%
2,000	Capitaland Ltd.	11,113
7,000	Chartered Semiconductor Manufacturing Ltd.*	5,508
1,000	City Developments Ltd.	10,906
7,000	ComfortDelgro Corp. Ltd.	9,325
2,000	DBS Group Holdings Ltd.	30,923
2,000	Fraser and Neave Ltd.	8,283
2,000	Keppel Corp. Ltd.	20,293
8,000	Neptune Orient Lines Ltd.	28,162
7,000	Oversea-Chinese Banking Corp. Ltd.	44,452
11,460	PCCW Ltd.	7,363
2,000	SembCorp. Industries Ltd.	8,145
2,000	Singapore Airlines Ltd.	27,058
2,000	Singapore Press Holdings Ltd.	6,323
7,000	Singapore Technologies Engineering Ltd.	18,361
24,000	Singapore Telecommunications Ltd.	67,589
7,000	SMRT Corp. Ltd.	8,504

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	United Overseas Bank Ltd.	$29,681
2,000	UOL Group Ltd.	7,248
		349,237
	South Africa—0.0%
37	Mondi Ltd.	373
	Spain—3.3%
504	Abertis Infraestructuras S.A.	16,756
45	Acciona S.A.	13,867
305	Acerinox S.A.	8,984
228	ACS, Actividades de Construccion y Servicios S.A.	14,088
385	Altadis S.A.	27,449
4,275	Banco Bilbao Vizcaya Argentaria S.A.	107,431
942	Banco de Sabadell S.A.	9,540
517	Banco Espanol de Credito S.A.	10,606
1,321	Banco Popular Espanol S.A.	23,029
6,575	Banco Santander S.A.	142,686
402	Bankinter S.A.	5,961
363	Compania Espanola de Petroleos S.A.	37,103
262	Enagas	7,429
580	Endesa S.A.	30,175
141	Fomento de Construcciones y Contratas S.A.	12,260
146	Gamesa Corporacion Tecnologica S.A.	7,393
558	Gas Natural SDG S.A.	34,269
66	Gecina S.A.	11,267
134	Grupo Ferrovial S.A.	11,642
7,032	Iberdrola S.A.	113,028
216	Industria de Diseno Textil S.A.	16,047
2,275	Mapfre S.A.	10,664
50	Metrovacesa S.A.	5,859
2,907	Repsol YPF S.A.	114,605
160	Sacyr Vallehermoso S.A.	7,509
6,973	Telefonica S.A.	229,910
397	Union Fenosa S.A.	26,369
		1,055,926
	Sweden—2.1%
527	Assa Abloy AB, Class B	11,019
804	Atlas Copco AB, Class A	13,429
601	Atlas Copco AB, Class B	9,354
253	Boliden AB	4,455
1,080	Electrolux AB, Series B	20,841
518	Hennes & Mauritz AB, Class B	34,446
373	Holmen AB, Class B	14,659
542	Husqvarna AB, Class B	6,518
525	Industrivarden AB, Class A	11,369
287	Industrivarden AB, Class C	5,809
200	Investor AB, Class A	4,842
1,029	Investor AB, Class B	25,397
4,072	Nordea Bank AB	72,720
1,423	Sandvik AB	26,844

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
295	Scania AB, Class A	$8,440
748	Scania AB, Class B	20,402
924	Securitas AB, Class B	11,657
878	Skandinaviska Enskilda Banken AB, Class A	26,846
1,028	Skanska AB, Class B	20,282
778	SKF AB, Class B	15,074
436	SSAB Svenskt Stal AB, Series A	14,120
281	SSAB Svenskt Stal AB, Series B	8,261
1,686	Svenska Cellulosa AB, Class B	29,685
1,057	Svenska Handelsbanken AB, Class A	34,978
802	Swedbank AB, Class A	25,027
432	Swedish Match AB	9,644
848	Tele2 AB, Class B	19,930
10,424	Telefonaktiebolaget LM Ericsson, Class B	31,136
5,352	TeliaSonera AB	52,585
1,033	Volvo AB, Class A	20,015
2,202	Volvo AB, Class B	42,838
		652,622
	Switzerland—3.7%
1,611	ABB Ltd.	48,425
315	Adecco S.A.	18,929
93	Baloise Holding AG	9,877
500	Chugai Pharmaceutical Co. Ltd.	8,631
210	Ciba Specialty Chemicals AG	10,427
615	Clariant AG	7,853
329	Compagnie Financiere Richemont S.A., Class A	23,460
1,730	Credit Suisse Group	116,274
22	Geberit AG	2,963
7	Givaudan S.A.	6,873
333	Holcim Ltd.	37,924
128	Julius Baer Holding AG	11,066
104	Kuehne & Nagel International AG	11,144
57	Lonza Group AG	6,634
482	Nestle S.A.	222,275
2,320	Novartis AG	123,300
107	Pargesa Holding S.A.	12,177
506	Roche Holding AG	86,265
22	Roche Holding AG Br	4,180
77	Schindler Holding AG	5,308
50	Schindler Holding AG Participant Certificates	3,494
5	SGS S.A.	6,548
1,263	STMicroelectronics N.V.	21,580
27	Swatch Group AG-Bearer	8,619
76	Swatch Group AG-Registered	4,770
72	Swiss Life Holding	19,878
595	Swiss Re	55,801
111	Swisscom AG	41,013
105	Syngenta AG	25,207
61	Synthes, Inc.	7,610
2,474	UBS AG	132,233
276	Zurich Financial Services AG	83,046
		1,183,784

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Taiwan, Province of China—0.1%
2,588	Foxconn International Holdings Ltd.*	$7,145
2,686	Yue Yuen Industrial Ltd.	8,230
		15,375
	United Kingdom—15.5%
405	3i Group PLC	9,128
870	Alliance & Leicester PLC	14,287
1,362	Anglo American PLC	93,765
997	Antofagasta PLC	17,346
1,297	Associated British Foods PLC	24,572
1,544	AstraZeneca PLC	76,112
5,946	Aviva PLC	93,319
4,281	BAE Systems PLC	44,288
10,367	Barclays PLC	130,077
1,151	BBA Aviation PLC	5,768
2,361	BG Group PLC	43,627
48,887	BP PLC	634,721
1,243	Bradford & Bingley PLC	7,979
2,186	British Airways PLC*	20,219
2,589	British American Tobacco PLC	98,422
292	British Energy Group PLC	3,233
490	British Land Co. PLC	11,034
816	British Sky Broadcasting Group PLC	11,535
16,281	BT Group PLC	110,257
588	Bunzl PLC	8,837
529	Burberry Group PLC	6,758
7,743	Cable & Wireless PLC	31,349
2,976	Cadbury Schweppes PLC	39,319
318	Capita Group PLC	4,948
627	Carphone Warehouse Group (The) PLC	4,565
7,085	Centrica PLC	54,273
1,165	Cobham PLC	5,094
4,857	Compass Group PLC	34,910
459	Daily Mail & General Trust	5,845
3,319	Diageo PLC	75,842
5,154	DSG International PLC	13,865
1,088	Electrocomponents PLC	5,650
403	EMAP PLC	7,338
499	Enterprise Inns PLC	6,531
2,569	Experian Group Ltd.	26,924
1,092	Foreign & Colonial Investment Trust PLC	7,338
4,067	Friends Provident PLC	15,545
2,217	G4S PLC	9,752
1,811	GKN PLC	13,797
6,972	GlaxoSmithKline PLC	179,302
318	Hammerson PLC	7,346
3,703	Hang Seng Bank Ltd.	75,103
2,506	Hays PLC	7,145
6,064	HBOS PLC	109,972
2,335	Home Retail Group PLC	21,149
18,474	HSBC Holdings PLC	364,966

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
412	ICAP PLC	$5,007
1,615	Imperial Chemical Industries PLC	22,109
564	Imperial Tobacco Group PLC	28,506
1,131	InterContinental Hotels Group PLC	26,314
473	International Personal Finance PLC	2,427
931	International Power PLC	9,457
979	Invesco PLC	14,999
7,982	ITV PLC	16,432
4,567	J Sainsbury PLC	51,895
351	Johnson Matthey PLC	13,015
356	Kazakhmys PLC	10,901
504	Kelda Group PLC	9,931
1,443	Kesa Electricals PLC	9,517
6,243	Kingfisher PLC	25,588
3,024	Ladbrokes PLC	25,866
592	Land Securities Group PLC	20,218
16,828	Legal & General Group PLC	48,976
452	Liberty International PLC	11,230
13,365	Lloyds TSB Group PLC	151,452
1,707	LogicaCMG PLC	5,771
111	Lonmin PLC	7,923
815	Man Group PLC	9,955
2,048	Marks & Spencer Group PLC	27,739
1,251	Mitchells & Butlers PLC	17,295
340	Mondi PLC	3,148
3,090	National Grid PLC	51,448
228	Next PLC	10,458
576	Northern Rock PLC	2,208
11,988	Old Mutual PLC	45,822
1,514	Pearson PLC	25,082
362	Persimmon PLC	7,888
216	Provident Financial PLC	3,955
4,798	Prudential PLC	77,943
1,243	Rank Group PLC	2,647
442	Reckitt Benckiser Group PLC	25,608
408	Reed Elsevier PLC	5,323
3,475	Rentokil Initial PLC	12,416
1,757	Reuters Group PLC	24,089
1,377	Rexam PLC	15,518
304	Rio Tinto Ltd.	30,991
877	Rio Tinto PLC	81,800
1,665	Rolls-Royce Group PLC	18,608
55,024	Rolls-Royce Group PLC, Class B*	114
7,591	Royal & Sun Alliance Insurance Group PLC	24,868
14,754	Royal Bank of Scotland Group PLC	158,304
1,151	SABMiller PLC	34,550
861	Sage Group (The) PLC	4,328
215	Schroders PLC	6,874
87	Schroders PLC Ntvg	2,429
2,105	Scottish & Newcastle PLC	34,239
999	Scottish & Southern Energy PLC	32,291
580	Segro PLC	5,627

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
677	Severn Trent PLC	$20,392
333	Shire PLC	8,308
2,701	Signet Group PLC	5,064
578	Smith & Nephew PLC	7,799
537	Smiths Group PLC	12,583
1,483	Standard Chartered PLC	57,486
999	Tate & Lyle PLC	9,038
8,817	Tesco PLC	89,382
2,491	Tomkins PLC	11,475
159	Travis Perkins PLC	4,806
734	Trinity Mirror PLC	6,126
4,768	Unilever PLC	160,952
471	United Business Media PLC	7,118
1,897	United Utilities PLC	28,748
122,116	Vodafone Group PLC	479,451
409	Whitbread PLC	15,047
809	William Hill PLC	10,403
3,274	William Morrison Supermarkets PLC	20,115
433	Witan Investment Trust PLC	4,426
932	Wolseley PLC	16,137
1,339	WPP Group PLC	18,261
392	Xstrata PLC	28,070
672	Yell Group PLC	6,352
		4,941,790
	United States—0.5%
322	Brookfield Properties Corp.	8,069
412	Caltex Australia Ltd.	8,163
808	Carnival PLC	37,699
881	Imperial Oil Ltd.	47,723
1,000	Nikko Cordial Corp.	14,330
200	Oracle Corp. Japan	9,160
7,000	Seiyu (The) Ltd.*	8,501
2,000	TonenGeneral Sekiyu K.K.	20,072
165	Zardoya Otis S.A.	5,562
		159,279
	Total Common Stocks and Other Equity Interests (Cost $29,980,863)	31,749,332
	Preferred Stocks—0.5%
	Germany—0.5%
171	Fresenius SE	13,557
323	Henkel KGaA	16,458
12	Porsche AG	31,962
415	Volkswagen AG	78,773
		140,750

Number of Shares		Value
	Preferred Stocks (Continued)
	Italy—0.0%
3,039	Unipol Gruppo Finanziario SpA	$10,860
	Total Preferred Stocks (Cost $120,825)	151,610
	Warrants—0.0%
	China—0.0%
65	China Overseas Land & Investment Ltd., expiring 08/27/08* (Cost $0)	54
	Rights—0.0%
	Spain—0.0%
41	Metrovacesa SA, expiring 11/09/2007* (Cost $0)	5
	Total Investments (Cost $30,101,688)—100.2%	31,901,001
	Liabilities in excess of other assets—(0.2%)	(61,131)
	Net Assets—100.0%	$31,839,870

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.0%
	Australia—5.6%
294	ABB Grain Ltd.	$2,052
213	Adelaide Bank Ltd.	2,896
920	Adelaide Brighton Ltd.	3,138
369	Ansell Ltd.	4,230
1,035	APN News & Media Ltd.	5,141
226	Aristocrat Leisure Ltd.	2,178
77	ASX Ltd.	4,092
1,172	Austereo Group Ltd.	2,802
1,916	Australian Pharmaceutical Industries Ltd.	3,551
2,433	AWB Ltd.	6,719
2,774	Babcock & Brown Infrastructure Group	4,203
171	Bank of Queensland Ltd.	3,040
218	Bendigo Bank Ltd.	2,822
211	Billabong International Ltd.	2,939
854	Centennial Coal Co. Ltd.	3,387
650	Centro Properties Group	4,217
919	Challenger Financial Services Group Ltd.	5,383
4,839	Commonwealth Property Office Fund	7,086
332	Computershare Ltd.	2,631
246	Crane Group Ltd.	3,830
294	CSL Ltd.	9,945
779	David Jones Ltd.	3,566
3,914	DB RREEF Trust	7,581
698	Downer EDI Ltd.	4,289
3,232	Envestra Ltd.	3,325
262	Flight Centre Ltd.	5,903
3,189	Futuris Corp. Ltd.	6,265
858	Goodman Group	5,487
1,285	Gunns Ltd.	4,478
837	GWA International Ltd.	2,800
978	Harvey Norman Holdings Ltd.	6,145
3,781	IBA Health Ltd.	4,012
796	Iluka Resources Ltd.	3,224
2,083	ING Industrial Fund	5,405
3,433	ING Office Fund	5,727
775	James Hardie Industries N.V. CDI	4,647
1,913	Kiwi Income Property Trust	2,148
588	Macquarie Communications Infrastructure Group	3,128
2,258	Macquarie CountryWide Trust	4,206
1,729	Macquarie DDR Trust	1,883
3,772	Macquarie Office Trust	5,733
1,396	Metcash Ltd.	6,042
1,804	Multiplex Group	8,409
172	Newcrest Mining Ltd.	5,165
354	Nufarm Ltd.	5,118
2,599	OneSteel Ltd.	16,570
1,247	Pacific Brands Ltd.	3,999
349	Pacifica Group Ltd.	631
57	Perpetual Ltd.	3,923
208	Ramsay Health Care Ltd.	2,047

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,011	Ridley Corp. Ltd.	$2,125
508	Seven Network Ltd.	6,431
1,155	Sigma Pharmaceuticals Ltd.	1,627
236	Sims Group Ltd.	6,157
396	Sonic Healthcare Ltd.	6,320
979	Spotless Group Ltd.	4,056
541	Tattersall's Ltd.	2,101
1,692	Ten Network Holdings Ltd.	4,312
2,764	Thakral Holdings Group	2,895
314	Toll Holdings Ltd.	3,873
184	Transfield Services Ltd.	2,674
1,224	Transurban Group	8,247
177	United Group Ltd.	3,494
1,610	Village Roadshow Ltd.	4,506
244	West Australian Newspapers Holdings Ltd.	3,145
250	Zinifex Ltd.	3,858
		293,959
	Austria—1.1%
38	Agrana Beteiligungs AG	3,967
58	Andritz AG	4,260
343	Austrian Airlines AG*	3,598
37	Boehler-Uddeholm AG	3,929
119	CA Immobilien Anlagen AG*	3,202
292	Cott Corp.*	2,057
49	Flughafen Wien AG	5,799
261	IMMOFINANZ AG	3,096
61	Mayr-Melnhof Karton AG	7,237
160	Meinl European Land Ltd.*	2,241
117	Oesterreichische Post AG	4,848
40	RHI AG*	2,045
41	Semperit AG Holding	1,908
226	UNIQA Versicherungen AG	7,978
94	Zumtobel AG	4,012
		60,177
	Belgium—1.3%
42	Ackermans & Van Haaren	4,363
4,014	Avis Europe PLC*	3,335
37	Barco N.V.	3,037
39	Befimmo S.C.A. Sicafi	4,242
85	Brederode S.A. Financiere	3,837
31	Cofinimmo	5,818
82	Compagnie Maritime Belge S.A.	7,511
122	Cumerio N.V. S.A.	5,145
158	Euronav S.A.	4,686
68	GIMV N.V.	4,710
31	Omega Pharma S.A.	2,072
162	Recticel S.A.	2,461
325	RHJ International*	5,699
152	Telenet Group Holding N.V.*	5,586
140	Tessenderlo Chemie N.V.	8,871
		71,373

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Brazil—0.1%
564	Gerdau Ameristeel Corp.	$7,648
	Canada—5.4%
148	AGF Management Ltd., Class B	5,719
65	Astral Media, Inc., Class A	3,082
264	ATS Automation Tooling Systems, Inc.*	2,015
266	Biovail Corp.	5,323
40	Boardwalk REIT	1,838
325	CAE, Inc.	4,359
91	Calloway REIT	2,405
154	Cameco Corp.	7,554
44	Canada Bread Co. Ltd.	3,071
115	Canadian Apartment Properties REIT	2,210
113	Canadian REIT	3,516
582	CanWest Global Communications Corp.*	5,074
459	Cascades, Inc.	4,291
91	CCL Industries, Class B	4,291
197	Centerra Gold, Inc.*	2,499
98	CHC Helicopter Corp., Class A	2,497
276	CML Healthcare Income Fund	4,580
84	Cogeco Cable, Inc.	4,356
84	Cognos, Inc.*	4,218
273	Compton Petroleum Corp.*	2,394
66	Corus Entertainment, Inc., Class B	3,457
138	Dorel Industries, Inc., Class B	4,716
150	Dundee Corp., Class A*	3,443
198	Ensign Energy Services, Inc.	3,542
108	First Capital Realty, Inc.	2,918
76	Flint Energy Services Ltd.*	1,947
329	Fortis, Inc.	9,782
80	Gildan Activewear, Inc.*	3,643
263	H&R REIT	6,258
458	Husky Injection Molding Systems Ltd.	3,940
185	Industrial Alliance Insurance and Financial Services, Inc.	7,740
169	InnVest REIT	2,116
164	Kingsway Financial Services, Inc.	3,419
269	Kinross Gold Corp.*	5,291
104	Laurentian Bank of Canada	4,785
273	Linamar Corp.	6,642
43	MacDonald, Dettwiler and Associates Ltd.*	2,037
200	MDS, Inc.	4,485
232	Methanex Corp.	7,047
103	MI Developments, Inc., Class A*	3,287
148	Morguard REIT	2,097
133	Northbridge Financial Corp.	5,181
121	OPTI Canada, Inc.*	2,427
144	Paramount Resources Ltd., Class A*	2,799
498	Patheon, Inc.*	1,835
200	Qlt, Inc.*	954
120	Research In Motion Ltd.*	14,942
268	RONA, Inc.*	6,024

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
258	Rothmans, Inc.	$6,704
142	Russel Metals, Inc.	4,723
181	Saputo, Inc.	11,043
887	Saskatchewan Wheat Pool, Inc.*	11,927
83	ShawCor Ltd., Class A	3,443
426	Sherritt International Corp.	7,894
160	SNC-Lavalin Group, Inc.	8,241
116	Toromont Industries Ltd.	3,478
302	Torstar Corp., Class B	6,232
7	Transat AT, Inc., Class A	293
101	Transat AT, Inc., Class B	4,241
240	Transcontinental, Inc., Class A	5,256
74	TSX Group, Inc.	3,969
77	Western Zagros Resources Ltd.	292
236	WestJet Airlines Ltd.*	4,962
		284,744
	China—3.9%
2,425	Agile Property Holdings Ltd.	5,807
12,653	Brilliance China Automotive Holdings Ltd.	3,379
6,897	China Foods Ltd.	5,232
703	China Mengniu Dairy Co. Ltd.	2,952
1,728	China Merchants Holdings International Co. Ltd.	12,060
5,358	China Overseas Land & Investment Ltd.	12,649
5,863	China Power International Development Ltd.	3,109
2,271	China Resources Land Ltd.	5,690
2,733	China Resources Power Holdings Co.	10,102
9,884	China Travel International Inv HK	7,843
7,030	CITIC International Financial Holdings Ltd.	5,995
8,738	CNPC Hong Kong Ltd.	7,046
9,563	Denway Motors Ltd.	6,663
5,360	Digital China Holdings Ltd.	3,513
14,579	Guangzhou Investment Co. Ltd.	6,132
785	Hengan International Group Co. Ltd.	3,043
1,050	Hopson Development Holdings Ltd.	4,037
1,728	Industrial and Commercial Bank of China (Asia) Ltd.	4,782
1,113	Kowloon Development Co. Ltd.	3,446
17,170	Lenovo Group Ltd.	19,340
3,000	People's Food Holdings Ltd.	2,713
3,769	Samson Holding Ltd.	1,143
3,987	Shanghai Industrial Holdings Ltd.	23,353
4,126	Shenzhen Investment Ltd.	3,939
6,903	Sinofert Holdings Ltd.	6,448
301	Sino-Forest Corp., Class A*	7,961
5,323	Sinopec Kantons Holdings Ltd.	1,531
72,302	TCL Communication Technology Holdings Ltd.*	2,752
84,693	TCL Multimedia Technology Holdings Ltd.*	5,901
2,610	Tianjin Development Holdings Ltd.	4,364
5,127	Tingyi (Cayman Islands) Holding Corp.	7,805
8,358	TPV Technology Ltd.	5,597
10,000	United Food Holdings Ltd.	1,381
		207,708

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Denmark—2.1%
14	ALK-Abello A/S	$3,011
28	Almindelig Brand A/S*	1,853
88	Auriga Industries, Class B	1,870
15	Bang & Olufsen A/S, Class B	1,756
57	Biomar Holding A/S	2,368
269	BW Gas ASA	3,617
38	Coloplast A/S, Class B	3,673
74	D/S Norden A/S	9,106
115	Dampskibsselskabet Torm A/S	4,777
31	Dfds A/S	5,662
267	DSV A/S	7,048
81	East Asiatic Co. Ltd. A/S	6,517
60	FLSmidth & Co. A/S	6,499
210	GN Store Nord	2,232
82	Jyske Bank A/S*	6,749
67	NKT Holding A/S	7,296
50	Novozymes A/S, Class B	5,435
22	Rockwool International A/S, Class B	7,008
81	Spar Nord Bank A/S	2,091
72	Sydbank A/S	3,309
22	Topdanmark A/S*	3,749
78	Trygvesta A/S	6,177
108	Vestas Wind Systems A/S*	9,621
26	William Demant Holding*	2,380
		113,804
	Finland—1.6%
197	Ahlstrom Oyj	4,959
199	Amer Sports Oyj, Class A	5,286
94	Cargotec Corp., Class B	5,802
233	Finnair Oyj	3,934
399	Huhtamaki Oyj	5,709
205	Kemira GrowHow Oyj	3,618
69	Konecranes Oyj	3,085
56	Lassila & Tikanoja Oyj	1,912
65	Lemminkainen Oyj	4,737
119	Nokian Renkaat Oyj	4,476
324	OKO Bank PLC, Class A	6,937
424	Oriola-KD Oyj, Class B	1,975
173	Orion Oyj, Class B	4,435
398	Perlos Oyj	2,965
206	Sponda Oyj	2,819
135	Stockmann Oyj Abp, Class B	6,728
247	TietoEnator Oyj	6,050
159	Uponor Oyj	4,150
183	YIT Oyj	5,626
		85,203
	France—4.1%
347	Altran Technologies S.A.*	2,550
123	Beneteau S.A.	3,499
2,167	Beni Stabili SpA	2,740
45	BioMerieux	5,019

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
24	Bonduelle S.C.A.	$3,116
73	Bourbon S.A.	5,148
362	Bull S.A.*	2,645
138	Business Objects S.A.*	8,282
310	Canal Plus	3,624
37	Carbone Lorraine	3,307
22	Cie Generale de Geophysique-Veritas*	7,198
55	Clarins	4,753
55	Club Mediterranee*	3,688
39	Compagnie des Alpes	2,030
83	Compagnie Plastic-Omnium S.A.	5,371
119	Dassault Systemes S.A.	7,439
492	Derichebourg*	5,111
78	Etablissements Maurel et Prom	1,727
30	Etam Developpement S.A.	1,770
168	Eutelsat Communications*	4,533
52	Fimalac	4,115
12	Financiere Tradition	2,319
30	Fonciere Des Regions	4,372
129	Gemalto N.V.*	3,783
24	Geodis	5,174
93	Groupe Partouche*	1,964
30	Groupe Steria S.C.A.	1,408
20	Guyenne et Gascogne S.A.	3,729
1,221	Havas S.A.	7,190
72	Icade	5,306
16	Iliad S.A.	1,672
91	Ipsen	5,178
59	IPSOS	2,154
34	Kaufman & Broad S.A.	1,933
24	LISI	2,826
60	Manitou BF S.A.	3,393
77	Mercialys S.A.	3,007
77	Mobistar S.A.	6,959
28	Neopost S.A.	3,248
38	Nexity	2,523
31	Norbert Dentressangle	3,722
167	NRJ Group	2,179
21	Pierre & Vacances	2,754
7	Puma AG Rudolf Dassler Sport	2,993
93	Remy Cointreau S.A.	7,138
24	Rubis	2,292
65	Saft Groupe S.A.	3,200
405	SCOR SE	11,015
25	Societe Immobiliere de Location pour l'Industrie et le Commerce	3,857
20	Sperian Protection	2,801
17	Spir Communication	2,017
101	Teleperformance	4,014
30	Trigano S.A.	1,570
55	UbiSoft Entertainment S.A.*	4,511
20	Vilmorin & Cie	2,903
89	Zodiac S.A.	6,155
		218,924

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—3.5%
110	Aareal Bank AG	$5,693
54	AWD Holding AG	1,797
66	Bechtle AG	3,349
1,000	Bosch Corp.	5,196
140	Comdirect Bank AG	1,999
31	Demag Cranes AG	1,766
78	Deutsche Euroshop AG	3,120
196	Deutz AG*	2,674
106	Douglas Holding AG	6,737
115	Duerr AG*	5,683
29	ElringKlinger AG	3,189
263	Epcos AG	5,289
223	ERGO Previdenza SpA	1,308
50	Fielmann AG	3,425
23	Fuchs Petrolub AG	2,313
55	GFK AG	2,214
69	Indus Holding AG	2,575
116	IVG Immobilien AG	5,236
377	Jenoptik AG*	3,829
234	Kloeckner-Werke AG	5,197
82	Koenig & Bauer AG	2,847
71	Krones AG	6,502
130	KUKA AG	5,291
79	Leoni AG	5,016
479	Medion AG*	13,182
262	Merchants Trust (The) PLC	2,754
145	MLP AG	1,934
21	MPC Muenchmeyer Petersen Capital AG	1,715
173	MVV Energie AG	7,479
201	Norddeutsche Affinerie AG	8,433
69	Pfleiderer AG	1,822
196	Praktiker Bau- und Heimwerkermaerkte AG	7,064
102	Premiere AG*	2,081
11	Rational AG	2,531
145	Rhoen Klinikum AG	4,569
96	SGL Carbon AG*	5,629
46	Sixt AG	2,499
27	Software AG	2,527
65	Stada Arzneimittel AG	4,125
112	Takkt AG	2,173
875	Thiel Logistik AG*	3,342
1,207	Thomas Cook Group PLC*	7,522
107	United Internet AG	2,338
36	Vossloh AG	4,242
60	Wincor Nixdorf AG	5,950
		186,156
	Gibraltar—0.0%
2,601	PartyGaming PLC*	1,688
	Hong Kong—4.2%
683	Allied Group Ltd.	3,604
1,856	Beijing Enterprises Holdings Ltd.	11,421

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
976	Cafe de Coral Holdings Ltd.	$1,967
7,307	Champion REIT	4,431
3,396	Chaoda Modern Agriculture Holdings Ltd.	3,071
8,149	China Oriental Group Co. Ltd.	5,835
4,586	Chinese Estates Holdings Ltd.	9,218
1,115	Chong Hing Bank Ltd.	2,604
2,594	Dah Sing Banking Group Ltd.	5,977
597	Dah Sing Financial Group	5,665
1,000	Elec & Eltek International Co. Ltd.	1,940
6,964	First Pacific Co. Ltd.	5,265
6,350	Fountain SET Hldgs	1,884
2,888	Galaxy Entertainment Group Ltd.*	3,137
5,753	Giordano International Ltd.	2,672
8,462	Global Bio-Chem Technology Group Co. Ltd.	3,112
1,701	Great Eagle Holdings Ltd.	7,023
11,741	Guangdong Investment Ltd.	7,983
3,874	HKR International Ltd.	3,954
175	Hong Kong Aircraft Engineering Co. Ltd.	4,428
2,587	Hongkong and Shanghai Hotels (The) Ltd.	4,766
17,058	Hongkong Chinese Ltd.	3,961
4,135	Hopewell Highway Infrastructure Ltd.	3,884
1,414	Hopewell Holdings Ltd.	7,279
8,147	I-CABLE Communications Ltd.	1,776
1,000	Jardine Cycle & Carriage Ltd.	14,496
7,754	Johnson Electric Holdings Ltd.	4,332
985	Kingboard Chemical Holdings Ltd.	6,418
1,000	Mandarin Oriental International Ltd.	2,490
8,087	New World China Land Ltd.	9,422
13,386	Oriental Press Group	1,917
3,441	Pacific Basin Shipping Ltd.	7,601
1,186	Road King Infrastructure	2,384
5,968	SCMP Group Ltd.	1,925
2,602	Shangri-La Asia Ltd.	8,258
1,033	Shui On Construction and Materials Ltd.	3,985
1,985	Shun Tak Holdings Ltd.	3,104
9,240	Sinolink Worldwide Holdings	3,100
4,639	SmarTone Telecommunications Holding Ltd.	5,662
8,711	Solomon Systech International Ltd.	787
3,332	Techtronic Industries Co.	3,572
675	Television Broadcasts Ltd.	4,346
4,278	Texwinca Holdings Ltd.	3,753
289	VTech Holdings Ltd.	2,446
1,000	Wheelock Properties (S) Ltd.	1,691
478	Wing Hang Bank Ltd.	5,594
504	Wing Lung Bank Ltd.	5,209
1,250	Wing On Co. International Ltd.	2,184
		221,533
	India—0.2%
191	Vedanta Resources PLC	8,729
	Ireland—0.7%
157	C&C Group PLC	1,254
143	DCC PLC	3,927

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
47	FBD Holdings PLC	$1,683
2,617	Fyffes PLC	3,597
813	Glanbia PLC	5,469
279	Grafton Group PLC	3,104
648	Greencore Group PLC	4,406
132	Iaws Group PLC	3,103
1,506	Independent News & Media PLC	5,512
123	Kingspan Group PLC	2,892
419	United Drug PLC	2,091
31,997	Waterford Wedgwood PLC*	1,296
		38,334
	Italy—3.2%
158	AcegasAps SpA	1,895
179	Ansaldo STS SpA*	2,603
230	Astaldi SpA	2,125
386	Autogrill SpA	7,701
172	Autostrada Torino-Milano SpA	4,230
46	Banca Italease SpA	968
102	Banca Popolare dell'Etruria e del Lazio	1,876
206	Banco di Desio e della Brianza SpA	2,325
157	Brembo SpA	2,199
322	Bulgari SpA	5,031
398	Caltagirone Editore SpA	2,809
324	Caltagirone SpA	3,445
1,040	Cam Finanziaria SpA	2,580
283	Cementir SpA	2,805
4,004	Cofide SpA	7,322
395	Credito Artigiano SpA	2,286
935	Cremonini SpA	2,864
109	Danieli & Co. RCN SpA	3,200
44	Danieli & Co. SpA	1,725
407	Davide Campari-Milano SpA	4,366
87	Esprinet SpA	1,485
156	Finnlines Oyj	3,519
428	Gemina SpA	1,664
1,230	Gruppo Editoriale L'Espresso SpA	6,206
1,665	Hera SpA	7,473
26	Hugo Boss AG	1,700
643	Impregilo SpA*	5,154
375	Indesit Co. SpA	6,641
239	Interpump Group SpA	2,720
1,003	Iride SpA	3,816
1,428	KME Group SpA*	4,008
9	Lenzing AG	5,207
214	Marazzi Group SpA	2,734
168	MARR SpA	1,920
93	Permasteelisa SpA	2,435
376	Piccolo Credito Valtellinese Scarl	5,219
72	Pirelli & C Real Estate SpA	3,555
1,177	RCS MediaGroup SpA	6,424
318	Recordati SpA	3,181
166	Risanamento SpA	1,225

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
809	Safilo Group SpA	$3,432
899	Sirti SpA	3,505
464	Societa Iniziative Autostradali e Servizi SpA	7,371
338	Sogefi SpA	3,249
1,293	Sorin SpA*	3,272
9,092	Telecom Italia Media SpA	3,604
584	Tiscali SpA*	2,108
27	Tod's SpA	2,263
		169,445
	Japan—32.7%
1,000	Achilles Corp.	1,527
300	ADEKA Corp.	2,990
100	Aderans Holdings Co. Ltd.	1,606
300	Aeon Credit Service Co. Ltd.	4,588
200	Aeon Mall Co. Ltd.	5,170
200	Aica Kogyo Co. Ltd.	2,038
1,000	Aichi Machine Industry Co. Ltd.	2,472
1,000	Aichi Steel Corp.	5,612
200	Aisan Industry Co. Ltd.	2,602
1,000	Akita Bank (The) Ltd.	4,580
100	Alpen Co. Ltd.	1,422
200	Alpine Electronics, Inc.	3,208
200	Amano Corp.	2,493
1,000	Ando Corp.	1,596
900	AOC Holdings, Inc.	13,671
100	AOKI Holdings, Inc.	1,943
200	Aoyama Trading Co. Ltd.	5,196
200	Arcs Co. Ltd.	2,984
100	Arrk Corp.	702
100	Asatsu-DK, Inc.	3,340
100	Autobacs Seven Co. Ltd.	2,312
100	Avex Group Holdings, Inc.	1,446
1,000	Awa Bank (The) Ltd.	5,352
100	Bank of Iwate (The) Ltd.	6,107
1,000	Bank of Kyoto (The) Ltd.	12,707
1,000	Bank of Nagoya (The) Ltd.	7,356
100	Bank of the Ryukyus Ltd.	1,220
150	Belluna Co. Ltd.	1,543
1,000	Best Denki Co. Ltd.	7,243
100	Canon Electronics, Inc.	2,494
200	Canon Finetech, Inc.	3,340
100	Capcom Co. Ltd.	2,845
100	Cawachi Ltd.	2,698
1,000	Central Finance Co. Ltd.	2,906
1,000	Central Glass Co. Ltd.	4,710
1,000	Cerebos Pacific Ltd.	2,927
100	Chiyoda Co. Ltd.	1,482
100	Chofu Seisakusho Co. Ltd.	1,635
2,000	Chori Co. Ltd.*	2,411
200	Chudenko Corp.	4,068
1,000	Chuetsu Pulp & Paper Co. Ltd.	2,030
1,000	Chugoku Bank (The) Ltd.	14,476

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	Circle K Sunkus Co. Ltd.	$4,577
2,000	Clarion Co. Ltd.	3,574
300	Cleanup Corp.	2,181
200	CMK Corp.	1,983
1	Coca-Cola Central Japan Co. Ltd.	7,434
300	Coca-Cola West Holdings Co. Ltd.	6,935
100	Corona Corp.	1,269
200	CSK Holdings Corp.	7,789
300	Culture Convenience Club Co. Ltd.	2,001
200	Daibiru Corp.	2,654
1,000	Daido Steel Co. Ltd.	6,757
1,000	Daiichi Chuo Kisen Kaisha	8,240
1,000	Daiken Corp.	2,299
1,000	Daikyo, Inc.	3,392
1,000	Daishi Bank (The) Ltd.	4,346
300	DCM Japan Holdings Co. Ltd.	2,308
1,000	Denki Kagaku Kogyo Kabushiki Kaisha	5,846
100	Don Quijote Co. Ltd.	2,025
1,000	Dowa Holdings Co. Ltd.	11,563
100	Dydo Drinco, Inc.	3,903
900	EDION Corp.	10,258
100	Eizo Nanao Corp.	3,331
100	Elpida Memory, Inc.*	3,400
100	Exedy Corp.	3,270
200	Fancl Corp.	2,417
100	FCC Co. Ltd.	1,865
100	FP Corp.	2,854
200	Fuji Co. Ltd.	3,145
1,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	3,600
900	Fuji Oil Co. Ltd.	6,362
100	FUJI SOFT, INC.	1,969
200	Fujitsu Business Systems Ltd.	3,055
1,000	Fujitsu General Ltd.*	6,748
1,000	Fukuda Corp.	3,504
1,000	Fukui Bank (The) Ltd.	2,958
1,000	Fukuyama Transporting Co. Ltd.	4,441
100	Funai Electric Co. Ltd.	4,224
1,000	Furukawa Co. Ltd.	2,229
1,000	Furukawa-Sky Aluminum Corp.	3,209
200	Futaba Corp.	4,432
200	Futaba Industrial Co. Ltd.	5,586
1	Geo Corp.	2,377
200	Glory Ltd.	6,575
90	Goldcrest Co. Ltd.	4,239
1,000	GS Yuasa Corp.	2,195
20	Gulliver International Co. Ltd.	1,131
1,000	Gunma Bank (The) Ltd.	7,069
1,000	Gunze Ltd.	4,805
1,000	H2O Retailing Corp.	8,319
180	Hakuhodo DY Holdings, Inc.	13,038
100	Hakuto Co. Ltd.	1,366
100	Hamamatsu Photonics KK	3,131

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,500	Haseko Corp.*	$3,578
1,400	Heiwa Corp.	15,667
300	Heiwado Co. Ltd.	5,074
1,000	Higo Bank (The) Ltd.	6,913
100	Hikari Tsushin, Inc.	3,027
1,000	Hiroshima Bank (The) Ltd.	5,404
100	HIS Co. Ltd.	1,895
100	Hisamitsu Pharmaceutical Co., Inc.	2,741
300	Hitachi Capital Corp.	3,968
300	Hitachi Construction Machinery Co. Ltd.	12,178
100	Hitachi Information Systems Ltd.	2,294
200	Hitachi Koki Co. Ltd.	3,548
900	Hitachi Maxell Ltd.	10,360
1,000	Hitachi Plant Technologies Ltd.	4,554
200	Hitachi Software Engineering Co. Ltd.	3,851
900	Hitachi Transport System Ltd.	10,530
10,000	Hitachi Zosen Corp.*	16,567
1,000	Hodogaya Chemical Co. Ltd.	2,984
1,000	Hokkaido Gas Co. Ltd.	2,576
1,000	Hokkan Holdings Ltd.	3,227
1,000	Hokkoku Bank (The) Ltd.	4,745
1,000	Hokuetsu Bank (The) Ltd.	2,359
1,000	Hokuetsu Paper Mills Ltd.	4,736
1,000	Hokuhoku Financial Group, Inc.	3,062
100	Horiba Ltd.	4,424
300	Hosiden Corp.	5,244
300	House Foods Corp.	4,733
1,000	Hyakugo Bank (The) Ltd.	5,959
100	Ibiden Co. Ltd.	8,440
1,000	Ichikoh Industries Ltd.	2,524
100	Iida Home Max	1,140
200	Iino Kaiun Kaisha Ltd.	2,793
100	Inaba Denki Sangyo Co. Ltd.	3,713
1,000	Inabata & Co. Ltd.	6,584
100	INTEC Holdings Ltd.	1,456
1,000	Iseki & Co. Ltd.	1,891
2,000	Ishihara Sangyo Kaisha Ltd.*	3,175
100	Ito En Ltd.	2,108
2,200	Itochu Enex Co. Ltd.	15,993
100	Itochu Techno-Solutions Corp.	3,548
200	Itochu-Shokuhin Co. Ltd.	5,551
1,000	Itoham Foods, Inc.	3,903
2,000	Iwatani International Corp.	6,454
1,000	Iyo Bank (The) Ltd.	9,740
300	Izumi Co. Ltd.	4,465
1,000	Izumiya Co. Ltd.	4,970
1,000	Jaccs Co. Ltd.	2,602
200	Japan Airport Terminal Co. Ltd.	3,886
100	Japan Petroleum Exploration Co. Ltd.	7,581
1,000	Japan Pulp & Paper Co. Ltd.	3,687
1,000	Japan Radio Co. Ltd.	3,669
200	Japan Securities Finance Co. Ltd.	2,089

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	J-Oil Mills, Inc.	$2,741
1,000	Juroku Bank (The) Ltd.	6,029
100	Kadokawa Group Holdings, Inc.	2,802
200	Kaga Electronics Co. Ltd.	2,925
200	Kagome Co. Ltd.	3,170
1,000	Kagoshima Bank (The) Ltd.	6,905
1,000	Kamei Corp.	5,413
1,000	Kamigumi Co. Ltd.	8,102
1,000	Kansai Paint Co. Ltd.	7,486
1,000	Kasumi Co. Ltd.	5,430
900	Kato Sangyo Co. Ltd.	10,642
1,800	Katokichi Co. Ltd.	9,602
1,000	Kayaba Industry Co. Ltd.	5,742
1,000	Keihan Electric Railway Co. Ltd.	3,990
200	Keihin Corp.	3,825
1,000	Keisei Electric Railway Co. Ltd.	5,482
1,000	Keiyo Bank (The) Ltd.	5,135
900	Keiyo Co. Ltd.	5,301
2,000	Kenwood Corp.	2,862
100	Kintetsu World Express, Inc.	3,556
100	Kobayashi Pharmaceutical Co. Ltd.	3,192
100	Koei Co. Ltd.	1,891
300	Kohnan Shoji Co. Ltd.	4,851
1,400	Kojima Co. Ltd.	8,440
1,000	Kokuyo Co. Ltd.	8,777
100	Komeri Co. Ltd.	2,537
200	Komori Corp.	5,239
100	Kose Corp.	2,559
100	K's Holdings Corp.	2,160
3,000	Kumagai Gumi Co. Ltd.	4,528
1,000	Kurabo Industries Ltd.	2,394
1,000	KUREHA Corp.	4,545
1,000	Kurimoto Ltd.	3,227
200	Kurita Water Industries Ltd.	6,627
100	Kuroda Electric Co. Ltd.	1,599
1,000	Kyoden Co. Ltd.	2,680
1,000	Kyodo Printing Co. Ltd.	3,175
1,000	Kyokuyo Co. Ltd.	1,804
1,000	Kyudenko Corp.	5,699
300	Life Corp.	3,664
200	Lintec Corp.	3,903
1,000	Lion Corp.	4,693
100	Mabuchi Motor Co. Ltd.	6,731
100	Macnica, Inc.	2,255
200	Makita Corp.	9,559
100	Mandom Corp.	2,481
100	Marubun Corp.	850
1,000	Marudai Food Co. Ltd.	2,481
1,000	Maruetsu (The), Inc.	6,714
200	Maruichi Steel Tube Ltd.	5,656
1,000	Meidensha Corp.	2,897
100	Meitec Corp.	2,941

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
100	Meiwa Estate Co. Ltd.	$1,141
1,000	Michinoku Bank (The) Ltd.	3,001
300	Mikuni Coca-Cola Bottling Co. Ltd.	3,328
1,000	Minato Bank (The) Ltd.	2,264
1,000	Minebea Co. Ltd.	6,896
100	Ministop Co. Ltd.	1,804
100	Miraca Holdings, Inc.	2,346
100	Misawa Homes Co. Ltd.*	978
100	MISUMI Group, Inc.	1,682
2,000	Mitsubishi Paper Mills Ltd.	3,955
2,000	Mitsubishi UFJ Nicos Co. Ltd.	3,834
1,500	Mitsui Mining Co. Ltd.*	6,089
200	Mitsumi Electric Co. Ltd.	9,108
300	Mitsuuroko Co. Ltd.	2,134
100	Miura Co. Ltd.	3,114
1,000	Mizuho Investors Securities Co. Ltd.	1,761
1,000	Mizuho Trust & Banking Co. Ltd.	1,770
100	Mori Seiki Co. Ltd.	2,502
1,000	Morinaga & Co. Ltd.	2,116
100	Musashi Seimitsu Industry Co. Ltd.	3,209
100	Musashino Bank (The) Ltd.	4,701
1,000	Nachi-Fujikoshi Corp.	4,910
1,000	Nakayama Steel Works Ltd.	2,385
1,000	Nanto Bank (The) Ltd.	5,213
300	NEC Fielding Ltd.	3,552
100	NEC Mobiling Ltd.	1,569
200	NEC Networks & System Integration Corp.	2,163
2	NET One Systems Co. Ltd.	2,429
1,000	NHK Spring Co. Ltd.	8,527
1,000	Nice Holdings, Inc.	3,175
300	Nichicon Corp.	3,562
100	Nichiha Corp.	920
100	Nichii Gakkan Co.	1,660
100	Nidec Copal Corp.	1,240
100	Nifco, Inc.	2,329
900	Nihon Unisys Ltd.	12,225
1,000	Nihon Yamamura Glass Co. Ltd.	2,385
1,000	Nippo Corp.	8,162
1,000	Nippon Flour Mills Co. Ltd.	3,660
1,000	Nippon Paint Co. Ltd.	5,543
1,000	Nippon Road (The) Co. Ltd.	1,770
1,000	Nippon Sharyo Ltd.	1,856
200	Nippon Signal Co. Ltd.	1,197
1,000	Nippon Soda Co. Ltd.	5,005
2,300	Nippon Suisan Kaisha Ltd.	11,412
500	Nippon Yakin Kogyo Co. Ltd.	4,719
200	NIS Group Co. Ltd.	697
1,000	Nishi-Nippon City Bank (The) Ltd.	2,941
1,000	Nishi-Nippon Railroad Co. Ltd.	3,634
100	Nishio Rent All Co. Ltd.	1,479
1,000	Nissan Shatai Co. Ltd.	7,980
1,000	Nissay Dowa General Insurance Co. Ltd.	5,656

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
900	Nissen Holdings Co. Ltd.	$5,894
100	Nissha Printing Co. Ltd.	2,862
1,000	Nisshin Oillio Group (The) Ltd.	4,276
1,000	Nissin Corp.	3,548
100	Nissin Kogyo Co. Ltd.	2,581
50	Nitori Co. Ltd.	2,277
1,000	Nitto Boseki Co. Ltd.	2,967
100	Nitto Kogyo Corp.	1,456
1,000	NOF Corp.	4,146
1,000	Noritake Co. Ltd.	4,597
200	Noritsu Koki Co. Ltd.	4,086
200	Noritz Corp.	3,000
100	NS Solutions Corp.	3,062
2	NTT Urban Development Corp.	4,459
10	Obic Co. Ltd.	2,001
1,000	Ogaki Kyoritsu Bank (The) Ltd.	5,569
100	Okinawa Electric Power (The) Co., Inc.	5,222
1,000	Okumura Corp.	5,274
300	Olympic Corp.	1,999
1,000	OMC Card, Inc.	3,652
4,500	Orient Corp.	6,284
100	Osaka Steel Co. Ltd.	1,544
100	OSG Corp.	1,258
100	Otsuka Corp.	9,550
2	Pacific Golf Group International Holdings KK*	1,908
1,000	PanaHome Corp.	6,445
100	Paramount Bed Co. Ltd.	1,363
300	Parco Co, Ltd.	4,169
200	Paris Miki, Inc.	2,623
1	Pasona, Inc.	1,284
4,500	Penta-Ocean Construction Co. Ltd.*	7,924
100	Plenus Co. Ltd.	1,512
300	Pocket Card Co. Ltd.	1,231
3,000	Prima Meat Packers Ltd.*	3,227
1,000	Rengo Co. Ltd.	7,182
200	Renown, Inc.*	1,520
100	Resorttrust, Inc.	2,182
200	Rinnai Corp.	6,193
100	Roland Corp.	3,027
200	Royal Holdings Co. Ltd.	2,323
200	Ryosan Co. Ltd.	4,970
200	Ryoyo Electro Corp.	2,795
1,000	Sagami Railway Co. Ltd.	3,513
2,000	Saibu Gas Co. Ltd.	4,684
100	Saizeriya Co. Ltd.	1,748
200	Sakata Seed Corp.	2,666
500	Sala Corp.	2,615
100	San-A Co. Ltd.	3,175
1,000	San-Ai Oil Co. Ltd.	4,268
1,000	Sanden Corp.	5,959
100	Sangetsu Co. Ltd.	2,060
1,000	San-in Godo Bank (The) Ltd.	8,986

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Sanki Engineering Co. Ltd.	$5,196
2,000	Sankyo-Tateyama Holdings, Inc.	2,741
1,000	Sankyu, Inc.	5,647
200	Sanrio Co. Ltd.	1,891
200	Sanshin Electronics Co. Ltd.	2,807
100	Santen Pharmaceutical Co. Ltd.	2,342
1,000	Sanwa Holdings Corp.	5,257
540	Sanyo Shinpan Finance Co. Ltd.	16,862
1	Sapporo Hokuyo Holdings, Inc.	10,235
100	Satori Electric Co. Ltd.	1,219
14	SBI Holdings, Inc.	4,384
1,000	Senko Co. Ltd.	3,062
200	Senshukai Co. Ltd.	2,070
30	SFCG Co. Ltd.	4,942
1,000	Shiga Bank (The) Ltd.	7,069
1,000	Shikoku Bank (The) Ltd.	4,007
100	Shima Seiki Manufacturing Ltd.	5,118
100	Shimachu Co. Ltd.	2,862
200	Shimano, Inc.	7,252
200	Shin-Etsu Polymer Co. Ltd.	1,617
1,400	Shinki Co. Ltd.	1,324
200	Shinko Electric Industries	4,554
1,000	Shinko Securities Co. Ltd.	5,118
1,000	Shiroki Corp.	2,368
500	Shizuoka Gas Co. Ltd.	2,468
200	Showa Corp.	1,936
1,000	Showa Sangyo Co. Ltd.	2,290
4,500	Snow Brand Milk Products Co. Ltd.	13,194
300	Softbank Corp.	6,948
300	Sohgo Security Services Co. Ltd.	4,968
100	Square Enix Co. Ltd.	3,279
300	Stanley Electric Co. Ltd.	6,623
1,000	Starzen Co. Ltd.	2,316
100	Sumisho Computer Systems Corp.	1,800
1,000	Sumitomo Bakelite Co. Ltd.	6,081
1,000	Sumitomo Light Metal Industries Ltd.	1,709
2,000	Sumitomo Osaka Cement Co. Ltd.	4,962
20	Sumitomo Real Estate Sales Co. Ltd.	1,440
100	Sundrug Co. Ltd.	2,359
2,000	SWCC Showa Holdings Co. Ltd.	2,915
100	T Hasegawa Co. Ltd.	1,761
200	Tachi-S Co. Ltd.	1,515
200	Taikisha Ltd.	2,427
1,000	Taisei Rotec Corp.	1,622
1,000	Taiyo Nippon Sanso Corp.	8,874
100	Takamatsu Corp.	1,451
1,000	Takara Holdings, Inc.	5,846
1,000	Takara Standard Co. Ltd.	5,630
2,000	Tekken Corp.	2,620
1	Telepark Corp.	1,093
2	Tempstaff Co. Ltd.	2,463
200	THK Co. Ltd.	4,380

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
200	TIS, Inc.	$3,464
100	TKC Corp.	1,882
3,000	Toa Corp.*	3,331
1,000	Toagosei Co. Ltd.	3,487
9,000	Tobishima Corp.*	4,216
1,000	Toho Bank (The) Ltd.	3,843
300	Toho Co. Ltd.	5,959
1,000	Toho Co. Ltd.	3,426
300	Toho Pharmaceutical Co. Ltd.	5,257
200	Tokai Rika Co. Ltd.	5,846
200	Tokai Rubber Industries Ltd.	3,912
1,000	Tokyo Dome Corp.*	6,428
100	Tokyo Ohka Kogyo Co. Ltd.	2,047
1	Tokyo Star Bank (The) Ltd.	2,949
300	Tokyo Steel Manufacturing Co. Ltd.	4,130
100	Tokyo Tomin Bank (The) Ltd.	3,305
1,080	Tokyu Construction Co. Ltd.	5,377
1,000	Tokyu Land Corp.	10,269
1,000	Tokyu Store Chain Co. Ltd.	4,094
100	Tomen Electronics Corp.	1,430
1,000	Tomoku Co. Ltd.	2,090
1,000	Tonami Transportation Co. Ltd.	2,654
900	Toppan Forms Co. Ltd.	8,805
200	Topre Corp.	2,250
1,000	Topy Industries Ltd.	2,975
100	Torii Pharmaceutical Co. Ltd.	1,761
1,000	Toshiba TEC Corp.	6,358
100	Touei Housing Corp.	1,009
500	Towa Real Estate Development Co. Ltd.*	1,288
3,000	Toyo Construction Co. Ltd.*	2,498
1,000	Toyo Ink Manufacturing Co. Ltd.	3,409
1,000	Toyo Kohan Co. Ltd.	5,534
1,000	Toyo Tire & Rubber Co. Ltd.	5,812
200	Toyota Boshoku Corp.	6,506
100	Trusco Nakayama Corp.	1,466
100	Tsumura & Co.	1,783
3	TV Asahi Corp.	5,204
100	Ulvac, Inc.	3,886
100	Unicharm Corp.	5,942
300	Unipres Corp.	2,417
3,000	Unitika Ltd.	3,773
200	Ushio, Inc.	4,094
90	USS Co. Ltd.	5,871
200	Valor Co. Ltd.	2,224
300	Vital-net, Inc.	1,861
2,000	Wakachiku Construction Co. Ltd.*	1,787
100	Xebio Co. Ltd.	2,941
27	Yahoo! Japan Corp.	11,968
200	Yakult Honsha Co. Ltd.	4,615
100	Yamatake Corp.	3,114
100	Yamato Kogyo Co. Ltd.	4,615
900	Yamazen Corp.	4,739
100	Yaoko Co. Ltd.	2,594

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	Yellow Hat Ltd.	$2,157
1,000	Yodogawa Steel Works Ltd.	5,369
2	Yoshinoya Holdings Co. Ltd.	3,279
2,000	Yuasa Trading Co. Ltd.	3,036
1,000	Yurtec Corp.	5,734
100	Yusen Air & Sea Service Co. Ltd.	2,021
		1,731,084
	Korea, Republic of—0.3%
6,000	STX Pan Ocean Co. Ltd.	15,240
	Liechtenstein—0.1%
53	Liechtenstein Landesbank	5,099
11	Verwalt & Privat-Bank AG	2,876
		7,975
	Luxembourg—0.2%
1,788	COLT Telecom Group S.A.*	6,704
75	Generale de Sante	3,274
		9,978
	Malaysia—0.1%
2,000	BIL International Ltd.	1,905
4,783	Public Financial Holdings Ltd.	3,116
		5,021
	Netherlands—2.7%
108	Aalberts Industries N.V.	2,595
33	Arcadis N.V.	2,680
94	ASM International N.V.	2,652
727	ASM Pacific Technology Ltd.	5,665
123	Boskalis Westminster CVA	7,454
110	Draka Holding	4,771
61	Eurocommercial Properties N.V. CVA	3,590
74	Fugro N.V. CVA	6,477
603	Getronics N.V.	5,461
91	Heijmans N.V. CVA	3,524
75	Hunter Douglas N.V.	6,992
204	Imtech N.V.	6,304
44	Intervest Offices	1,702
56	KAS Bank N.V. CVA	2,106
110	Koninklijke Vopak N.V.	6,285
451	Koninklijke Wessanen N.V.	7,601
1,708	Laurus N.V.*	10,897
97	Nutreco Holding N.V.	6,617
148	OPG Groep N.V. CVA	5,115
134	Qiagen N.V.*	3,135
154	SBM Offshore N.V.	5,918
78	Sligro Food Group N.V.	2,987
26	Smit Internationale N.V.	2,512
92	Stork N.V.	6,252
135	Univar N.V.	10,593
74	USG People N.V.	2,242
378	Van der Moolen Holding N.V.	1,969
93	Vastned Offices/Industrial	3,288

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
53	Vastned Retail N.V.	$4,545
116	Wegener N.V. CVA	2,831
		144,760
	New Zealand—0.8%
3,797	Air New Zealand Ltd.	6,191
1,907	Auckland International Airport Ltd.	4,210
1,048	Fisher & Paykel Appliances Holdings Ltd.	2,829
738	Fisher & Paykel Healthcare Corp.	1,845
894	Fletcher Building Ltd.	8,155
3,760	Goodman Fielder Ltd.	7,318
1,092	Sky City Entertainment Group Ltd.	4,510
458	Sky Network Television Ltd.	2,029
1,136	Tower Ltd.*	1,966
1,696	Vector Ltd.	3,118
654	Warehouse Group Ltd.	2,842
		45,013
	Norway—1.1%
335	Aker Yards A/S	5,515
116	Cermaq ASA	1,770
97	Ekornes ASA	2,033
48	Fred Olsen Energy ASA	2,431
143	Golar LNG Ltd.	3,647
191	Hafslund ASA, Class B	5,633
131	Odfjell SE, Class B	2,077
239	Petroleum Geo-Services ASA	7,004
198	ProSafe SE	3,496
93	Schibsted ASA	5,261
285	Sparebank 1 SR Bank	3,648
185	Sparebanken Midt-Norge	2,642
80	TGS Nopec Geophysical Co. ASA*	1,335
225	Tomra Systems ASA	1,628
3,600	Total Access Communication Public Co. Ltd.*	4,320
334	Veidekke ASA	3,500
		55,940
	Portugal—0.6%
292	Banif, SGPS S.A.	2,167
1,250	Jeronimo Martins, SGPS S.A.	9,259
358	Mota Engil, SGPS S.A.	2,952
231	PT Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	3,138
858	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	3,165
320	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	5,185
287	Sonae Industria-SGPS S.A.*	3,475
		29,341
	Singapore—2.8%
2,000	Allgreen Properties Ltd.	2,181
1,000	Ascendas REIT	1,788
2,000	Ascott Group (The) Ltd.	2,264
2,551	Australand Property Group	5,627

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
663	BW Offshore Ltd.*	$2,951
1,000	CapitaCommercial Trust	1,857
2,000	CapitaMall Trust	5,053
5,000	Chartered Semiconductor Manufacturing Ltd.*	3,934
5,000	ComfortDelgro Corp. Ltd.	6,661
450	Creative Technology Ltd.	1,879
2,000	Fortune REIT	1,510
2,000	Hong Leong Asia Ltd.	5,246
1,000	Hotel Properties Ltd.	2,996
2,000	MobileOne Ltd.	2,899
2,000	Olam International Ltd.	4,832
6,111	Pacific Century Premium Developments Ltd.	2,081
13,000	Pacific Century Regional Developments Ltd.*	3,275
1,000	Parkway Holdings Ltd.	2,871
2,000	SembCorp. Marine Ltd.	6,129
1,000	SIA Engineering Co. Ltd.	3,272
3,000	Singapore Airport Terminal Services Ltd.	6,212
1,000	Singapore Exchange Ltd.	10,767
1,000	Singapore Land Ltd.	6,695
2,000	Singapore Petroleum Co. Ltd.	11,320
6,000	Singapore Post Ltd.	5,053
5,000	SMRT Corp. Ltd.	6,074
1,557	SP AusNet	1,876
2,000	StarHub Ltd.	4,307
1,000	STATS ChipPAC Ltd.*	1,132
2,000	Suntec REIT	2,499
1,000	United Industrial Corp. Ltd.	2,140
2,000	UOB-Kay Hian Holdings Ltd.	3,341
2,000	UOL Group Ltd.	7,248
1,000	Venture Corp. Ltd.	9,594
		147,564
	Spain—2.0%
111	Abengoa S.A.	4,537
171	Antena 3 de Television S.A.	3,028
57	Banco de Valencia S.A.	3,251
102	Banco Guipuzcoano S.A.	2,090
163	Banco Pastor S.A.	2,759
177	Campofrio Alimentacion S.A.*	3,091
45	Cementos Portland Valderrivas S.A.	5,612
105	Cia de Distribucion Integral Logista S.A.	8,180
154	Cie Automotive S.A.	1,849
279	Cintra Concesiones de Infraestructuras de Transporte S.A.	4,868
66	Corp. Financiera Alba	4,937
216	Gamesa Corporacion Tecnologica S.A.	10,936
92	Grupo Catalana Occidente S.A.	3,482
286	Grupo Empresarial Ence S.A.	3,629
144	Indra Sistemas S.A.	4,173
188	NH Hoteles S.A.*	4,205
115	Obrascon Huarte Lain S.A.	5,193
259	Promotora de Informaciones S.A.	5,066
94	Prosegur Cia de Seguridad S.A.	3,658

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
108	Sogecable S.A.*	$4,355
218	Sol Melia S.A.	4,179
123	SOS Cuetara S.A.	2,509
37	Tecnicas Reunidas S.A.	3,105
481	Uralita S.A.	4,885
		103,577
	Sweden—2.3%
132	AarhusKarlshamn AB	3,092
111	Alfa Laval AB	8,777
166	Axfood AB	5,846
181	Bilia AB, Class A	2,924
244	Billerud AB	2,934
327	Boliden AB	5,757
206	Brostrom AB, Class B	2,065
117	Cardo AB	4,138
334	Castellum AB	4,227
200	D Carnegie AB	4,402
308	Eniro AB	3,934
361	Fabege AB	4,285
225	Getinge AB, Class B	5,942
176	Gunnebo AB	2,075
101	Hakon Invest AB	1,834
71	Haldex AB	1,459
238	Hexagon AB, Class B	5,724
95	Hoganas AB, Class B	2,278
371	Hufvudstaden AB, Class A	4,068
117	JM AB	2,589
329	Kinnevik Investment AB, Class B	8,146
205	Kungsleden AB	2,917
268	Latour Investment AB, Class B	4,318
207	Lundin Petroleum AB*	2,481
57	Modern Times Group AB, Class B	4,001
224	Nobia AB	1,963
122	OMX AB	5,121
145	Oresund Investment AB	3,408
194	Peab AB	1,754
208	Ratos AB, Class B	6,098
100	Wallenstam Byggnads AB, Class B	1,855
		120,412
	Switzerland—3.4%
20	Allreal Holding AG	2,329
1	Bank Sarasin & Cie AG, Class B	4,719
10	Banque Cantonale Vaudoise	4,538
8	Barry Callebaut AG	6,416
69	Basler Kantonalbank	6,781
31	BB Biotech AG	2,720
31	BB Medtech AG	2,098
2	Bell Holding AG	3,434
22	Bucher Industries AG	5,220
26	Charles Voegele Holding AG	2,259
1	Conzzeta Holding AG	2,368

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
43	Daetwyler Holding AG	$3,461
121	EFG International	5,653
21	Emmi AG	3,075
52	EMS-Chemie Holding AG	7,627
5	Energiedienst Holding AG	2,925
28	Fastweb	1,308
8	Flughafen Zuerich AG	3,234
7	Forbo Holding AG	4,197
10	Galenica AG	4,832
34	Geberit AG	4,579
9	Georg Fischer AG	6,748
1	Jelmoli Holding AG	2,606
7	Kuoni Reisen Holding AG	3,497
1	Lindt & Spruengli AG	3,451
148	Logitech International S.A.*	5,141
19	Luzerner Kantonalbank	4,295
178	Micronas Semiconductor Hold*	2,373
8	Nobel Biocare Holding AG	2,326
7	OC Oerlikon Corp. AG	3,322
46	Panalpina Welttransport Holding AG	8,660
97	PSP Swiss Property AG	5,247
8	PubliGroupe AG	2,816
11	Rieter Holding AG	6,373
24	Schmolz + Bickenbach AG	2,369
4	Schweizerische National- Versicherungs-Gesellschaft	3,137
3	Sika AG	5,927
21	Sonova Holding AG	2,355
9	St Galler Kantonalbank	3,960
8	Straumann Holding AG	2,231
4	Sulzer AG	6,412
53	Swiss Prime Site AG	3,011
14	Valora Holding AG	3,563
106	Vontobel Holding AG	5,442
		179,035
	Taiwan, Province of China—0.3%
2,687	Foxconn International Holdings Ltd.*	7,419
3,855	Fubon Bank Hong Kong Ltd.	2,810
2,000	Kim Eng Holdings Ltd.	3,175
		13,404
	United Kingdom—11.9%
354	Abbot Group PLC	2,498
643	Aberdeen Asset Management PLC	2,728
179	Aberforth Smaller Companies Trust PLC	2,620
166	Acergy S.A.	4,772
155	Admiral Group PLC	3,320
1,349	Aegis Group PLC	3,531
296	Aga Foodservice Group PLC	2,552
376	Aggreko PLC	4,890
368	Alfred McAlpine PLC	4,277
810	Amlin PLC	5,401

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,214	ARM Holdings PLC	$3,745
1,024	Ashtead Group PLC	2,319
155	Atkins WS PLC	3,903
269	Babcock International Group	3,277
231	Bankers Investment Trust (The) PLC	2,107
245	Bellway PLC	5,471
453	Benfield Group Ltd.	2,858
230	Berkeley Group Holdings PLC	8,137
566	Biffa PLC	3,057
763	Bodycote International	4,648
244	Bovis Homes Group PLC	3,363
741	Brit Insurance Holdings PLC	4,995
974	British Assets Trust PLC	2,883
222	British Empire Securities and General Trust PLC	2,230
671	Brixton PLC	5,164
211	BSS Group PLC	2,072
112	Burren Energy PLC	2,815
55	Cairn Energy PLC	2,688
122	Caledonia Investments PLC	5,163
473	Capita Group PLC	7,360
87	Capital & Regional PLC	1,228
621	Carillion PLC	5,263
140	Carpetright PLC	3,525
938	Carphone Warehouse Group (The) PLC	6,830
401	Catlin Group Ltd.	4,178
692	Cattles PLC	4,902
149	Charter PLC*	3,355
2,338	Christian Salvesen PLC	4,432
491	City of London Investment Trust (The) PLC	3,159
287	Close Brothers Group PLC	4,579
140	CLS Holdings PLC*	1,367
1,724	Cobham PLC	7,539
471	Collins Stewart PLC	2,089
1,065	Computacenter PLC	4,557
453	Cookson Group PLC	7,839
196	Croda International	2,716
414	Dairy Crest Group PLC	5,182
102	Dana Petroleum PLC*	2,733
645	Davis Service Group (The) PLC	7,289
296	De La Rue PLC	5,042
856	Delta PLC	2,347
61	Derwent London PLC	2,106
4,541	Dimension Data Holdings PLC	5,872
256	Drax Group PLC	3,592
1,847	DS Smith PLC	8,863
372	Dunedin Income Growth Investment Trust PLC	2,048
465	easyJet PLC*	6,404
1,202	Elementis PLC	2,472
89	Energy Resources of Australia Ltd.	1,785
632	Enodis PLC	2,747
1,789	F&C Asset Management PLC	8,102
1,067	Fiberweb PLC	1,114

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
506	Filtrona PLC	$2,699
149	Findel PLC	2,198
62	Forth Ports PLC	2,376
1,955	Galiform PLC	4,670
675	Galliford Try PLC	2,205
653	Game Group PLC	2,706
601	GCAP Media PLC	2,263
76	Go-Ahead Group PLC	4,261
265	Great Portland Estates PLC	3,146
241	Greene King PLC	4,533
27	Greggs PLC	2,808
369	Halfords Group PLC	2,725
690	Halma PLC	3,239
182	Headlam Group PLC	2,113
289	Helical Bar PLC	2,651
796	Henderson Group PLC	3,092
679	Hiscox Ltd.	4,048
1,812	HMV Group PLC	4,733
114	Holidaybreak PLC	1,834
53	Homeserve PLC	1,984
267	Hunting PLC	4,082
622	ICAP PLC	7,559
468	Informa PLC	5,201
492	Inmarsat PLC	5,243
85	Intermediate Capital Group PLC	2,924
464	Interserve PLC	5,080
151	Intertek Group PLC	3,228
547	Jardine Lloyd Thompson Group PLC	4,352
919	JJB Sports PLC	3,303
306	John Menzies PLC	3,623
780	John Wood Group PLC	6,765
352	Johnson Service Group PLC	1,071
632	Johnston Press PLC	3,942
126	Keller Group PLC	2,968
78	Kier Group PLC	3,477
337	Laird Group PLC	4,445
243	Law Debenture Corp. PLC	1,952
154	London Stock Exchange Group PLC	5,375
564	Lookers PLC	2,100
188	Luminar Group Holdings PLC	2,484
207	Luminar Group Holdings PLC, Class B	259
30	Mapeley Ltd.	1,190
423	Marshalls PLC	2,836
755	Marston's PLC	5,395
486	Mcbride PLC	1,754
986	Meggitt PLC	6,990
230	Michael Page International PLC	2,093
251	Minerva PLC	950
928	Misys PLC	4,660
484	Mitie Group	2,800
377	Monks Investment Trust (The) PLC	2,743
576	Morgan Crucible Co.	3,799

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
120	Morgan Sindall PLC	$4,093
158	Murray Income Trust PLC	2,396
218	Murray International Trust PLC, Class O	3,168
532	N Brown Group PLC	3,197
1,050	Northumbrian Water Group PLC	7,165
215	Paragon Group Cos. PLC	1,059
2,835	Pendragon PLC	3,961
396	Perpetual Income and Growth Investment Trust PLC, Class O	2,139
223	Petrofac Ltd.	2,386
1,235	Premier Farnell PLC	4,150
797	Premier Foods PLC	3,733
116	Premier Oil PLC*	2,988
914	PZ Cussons PLC	3,698
1,009	QinetiQ PLC	3,946
150	Quintain Estates & Development PLC	1,915
361	Redrow PLC	2,988
808	Regus Group PLC	1,842
181	RIT Capital Partners PLC	4,268
108	Rotork PLC	2,461
348	RPC Group PLC	2,022
1,273	Sage Group (The) PLC	6,400
406	Scottish Investment Trust PLC	4,462
475	Scottish Mortgage Investment Trust PLC	6,567
524	Serco Group PLC	4,907
154	Shaftesbury PLC	1,800
701	Shanks Group PLC	3,495
241	SIG PLC	5,307
1,418	SMG PLC	1,002
926	Smiths News PLC	2,385
197	Spectris PLC	3,550
142	Spirax-Sarco Engineering PLC	3,183
2,373	Spirent Communications PLC*	3,438
476	SSL International PLC	5,092
522	St Ives Group PLC	3,090
414	St James's Place PLC	3,337
149	ST Modwen Properties PLC	1,518
282	Stolt-Nielsen S.A.	8,212
768	Taylor Nelson Sofres PLC	3,438
460	TDG PLC	2,246
417	Telent PLC	4,518
155	Temple Bar Investment Trust PLC	2,603
534	Templeton Emerging Markets Investment Trust PLC, Class O	5,322
588	Thus Group PLC*	1,802
164	TR Property Investment Trust PLC	315
326	TR Property Investment Trust PLC	1,314
664	TT electronics PLC	2,041
291	Tullett Prebon PLC	2,672
428	Tullow Oil PLC	5,672
199	UK Coal PLC	2,108
71	Ultra Electronics Holdings	1,847
33	Union Financiere de France BQE S.A.	2,108

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
881	Uniq PLC	$3,898
294	VT Group PLC	3,677
393	Weir Group (The) PLC	7,241
224	Wetherspoon (J.D.) PLC	2,524
557	WH Smith PLC	4,547
457	Wincanton PLC	4,021
641	Witan Investment Trust PLC	6,551
596	Yule Catto & Co. PLC	2,786
		629,598
	United States—0.7%
543	Edinburgh Investment Trust (The) PLC	5,510
20,600	Euro Disney S.C.A.*	2,682
78	Fidelity European Values PLC	2,249
181	JPMorgan Fleming Mercantile Investment Trust PLC	4,520
355	JPMorgan Japanese Investment Trust PLC*	1,556
122	Kloeckner & Co. AG	6,441
6	Marathon Oil Corp.	382
223	Merrill Lynch World Mining Trust PLC	3,183
130	MTU Aero Engines Holding AG	7,937
158	Savills PLC	1,202
		35,662
	Total Common Stocks and Other Equity Interests (Cost $4,895,869)	5,243,029
	Preferred Stocks—0.3%
	Germany—0.2%
17	Fuchs Petrolub AG	1,745
131	Jungheinrich AG	6,446
49	Sixt AG	1,879
		10,070
	Italy—0.1%
80	Hugo Boss AG	5,405
	Total Preferred Stocks (Cost $14,320)	15,475
	Rights—0.0%
	Japan—0.0%
4,200	Shinki Co., expiring 11/27/2007*	327
	Sweden—0.0%
308	Eniro AB, expiring 11/14/2007*	89
	Total Rights (Cost $0)	416

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Warrants—0.0%
	Canada—0.0%
8	Western Zagros Resources Ltd., expiring 01/18/2008*	$9
	China—0.0%
192	Industrial and Commercial Bank of China (Asia) Ltd., expiring 11/06/2008*	36
	Total Warrants (Cost $9)	45
	Money Market Fund—0.2%
9,794	Liquid Assets Portfolio Private Class** (Cost $9,794)	9,794
	Total Investments (Cost $4,919,992)—99.5%	5,268,759
	Other assets less liabilities—0.5%	25,105
	Net Assets—100.0%	$5,293,864

REIT Real Estate Investment Trust.

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.3%
	Argentina—0.2%
2,100	Telecom Argentina S.A. ADR*	$50,421
	Belgium—0.6%
2,100	Cia de Bebidas das Americas ADR	171,592
	Brazil—13.3%
1,000	Aracruz Celulose S.A. ADR	76,890
20,800	Banco Itau Holding Financeira S.A. ADR	593,840
4,000	Braskem S.A. ADR	75,440
800	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	25,744
12,700	Cia Paranaense de Energia ADR	209,550
8,700	Companhia Vale do Rio Doce ADR	327,816
11,000	Companhia Vale do Rio Doce (CVRD) ADR	347,270
5,100	CPFL Energia S.A. ADR	339,252
6,000	Gerdau S.A. ADR	186,600
5,100	Petrobras Energia Participaciones S.A. ADR	60,945
4,800	Petroleo Brasileiro S.A. ADR	459,024
7,200	Petroleo Brasileiro S.A. Sponsored ADR	598,968
500	Sadia S.A. ADR	34,120
9,900	Tele Norte Leste Participacoes S.A. ADR	215,820
17,100	Vivo Participacoes S.A. ADR	100,719
2,000	Votorantim Celulose e Papel S.A. ADR	62,700
		3,714,698
	Chile—0.6%
1,000	Banco de Chile ADR	52,500
13,000	Cia de TeleComunicaciones de Chile S.A. ADR	127,010
		179,510
	China—20.8%
30,000	Air China Ltd., H-Shares	45,208
50,000	Aluminum Corp. of China Ltd., H-Shares	142,566
10,000	Angang Steel Co. Ltd., H-Shares	36,319
55,000	Bank of China Ltd., H-Shares	35,906
91,000	Bank of Communications Co. Ltd., H-Shares	164,605
20,000	China Coal Energy Co., H-Shares	66,703
30,000	China Communications Construction Co. Ltd., H-Shares	93,861
449,000	China Construction Bank Corp., H-Shares	504,566
37,500	China COSCO Holdings Co. Ltd., H-Shares	164,741
35,000	China Life Insurance Co. Ltd., H-Shares	232,331
5,000	China Merchants Bank Co. Ltd., H-Shares	25,449
318,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	478,387
31,500	China Shenhua Energy Co. Ltd., H-Shares	199,750
101,000	China Shipping Container Lines Co. Ltd., H-Shares	132,133
20,000	China Southern Airlines Co. Ltd., H-Shares*	27,610
546,000	China Telecom Corp Ltd., H-Shares	471,273

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
60,000	Datang International Power Generation Co. Ltd., H-Shares	$67,425
46,000	Dongfeng Motor Group Co. Ltd., H-Shares	41,900
30,000	Huadian Power International Corp. Ltd., H-Shares	20,553
40,000	Huaneng Power International, Inc., H-Shares	47,066
487,000	Industrial & Commercial Bank of China, H-Shares	459,932
20,000	Maanshan Iron & Steel Co., H-Shares	17,624
824,000	PetroChina Co. Ltd., H-Shares	2,062,445
40,000	PICC Property & Casualty Co. Ltd., H-Shares	83,604
7,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	103,731
42,000	Shanghai Electric Group Co. Ltd., H-Shares	41,129
36,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	28,472
20,000	Zhejiang Expressway Co. Ltd., H-Shares	28,539
		5,823,828
	Germany—0.6%
6,500	Magyar Telekom Telecommunications PLC ADR	174,460
	Hong Kong—0.2%
20,500	PT Astra International Tbk	57,690
	India—6.6%
5,100	Infosys Technologies Ltd. ADR	259,794
53,600	Mahanagar Telephone Nigam ADR	493,120
19,600	Tata Motors Ltd. ADR	386,121
25,900	Videsh Sanchar Nigam Ltd. ADR	712,250
		1,851,285
	Indonesia—1.1%
53,000	Bank Central Asia Tbk PT	42,531
148,000	Bank Mandiri Persero Tbk PT	61,416
46,000	Bank Rakyat Indonesia	39,189
17,500	Gudang Garam Tbk PT	19,237
186,000	Indah Kiat Pulp and Paper Corp. Tbk PT*	18,811
32,500	Indosat Tbk PT	31,082
78,000	Telekomunikasi Indonesia Tbk PT	92,173
		304,439
	Israel—1.3%
10,415	Bank Hapoalim BM	57,189
10,494	Bank Leumi Le-Israel BM	50,125
14,513	Bezeq Israeli Telecommunication Corp. Ltd.	25,648
477	Discount Investment Corp.	14,812
624	IDB Development Corp. Ltd.	24,717
698	IDB Holding Corp. Ltd.	24,107
40	Israel (The) Corp. Ltd.	40,495
3,879	Israel Chemicals Ltd.	42,599

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,379	Israel Discount Bank Ltd., Class A*	$18,704
1,479	Teva Pharmaceutical Industries Ltd.	64,746
		363,142
	Korea, Republic of—21.9%
6,700	Kookmin Bank ADR	547,323
41,600	Korea Electric Power Corp. ADR	925,600
39,200	KT Corp ADR	921,984
19,000	LG. Philips LCD Co. Ltd. ADR*	513,950
9,400	POSCO ADR	1,727,250
2,500	Shinhan Financial Group Co. Ltd. ADR	327,425
25,100	SK Telecom Co. Ltd. ADR	773,331
5,900	Woori Finance Holdings Co. Ltd. ADR	389,105
		6,125,968
	Luxembourg—0.2%
2,472	Mittal Steel South Africa Ltd.	55,190
	Mexico—4.8%
5,500	Alfa SAB de CV, Class A	36,993
56,900	America Movil SAB de CV, Series L	179,952
47,500	Carso Global Telecom SAB de CV*	227,177
39,100	Cemex SAB de CV*	119,457
9,500	Coca-Cola Femsa SAB de CV, Series L	43,935
7,100	Controladora Comercial Mexicana SAB de CV	22,083
17,000	Fomento Economico Mexicano SAB de CV	60,197
4,500	Gruma SAB de CV, Class B	16,103
6,000	Grupo Bimbo SAB de CV, Series A	34,027
8,300	Grupo Continental SAB de CV	19,387
5,600	Grupo Financiero Banorte SAB de CV, Class O	26,213
11,000	Grupo Financiero Inbursa S.A., Class O	28,776
11,500	Grupo Mexico SAB de CV, Series B	104,221
11,600	Grupo Modelo SAB de CV, Series C	53,918
7,600	Grupo Televisa S.A.	37,463
9,100	Kimberly-Clark de Mexico SAB de CV, Class A	39,450
6,600	Organizacion Soriana SAB de CV, Class B	20,842
145,800	Telefonos de Mexico SAB de CV	265,631
		1,335,825
	Netherlands—0.1%
30,000	Unilever Indonesia Tbk PT	21,930
	Philippines—0.3%
1,000	Philippine Long Distance Telephone Co. ADR	68,600
	Russia—8.4%
9,000	Gazprom OAO	448,200
300	JSC MMC Norilsk Nickel - ADR	88,050
2,400	LUKOIL ADR	217,200
300	Polyus Gold ADR	13,500

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,700	Rosneft Oil Co. GDR*	$76,299
16,700	Rostelecom ADR	996,990
16,800	SEVESTAL GDR	398,160
900	Unified Energy System GDR	109,620
		2,348,019
	South Africa—3.4%
1,521	Barloworld Ltd.	29,306
1,398	Bidvest Group Ltd.	29,160
20,194	FirstRand Ltd.	79,362
1,679	Gold Fields Ltd.	30,009
1,572	Harmony Gold Mining Co. Ltd.*	17,680
2,060	Impala Platinum Holdings Ltd.	76,863
1,023	Imperial Holdings Ltd.	20,524
3,505	Liberty Group Ltd.	50,913
3,045	MTN Group Ltd.	58,786
5,198	Nampak Ltd.	17,209
1,681	Remgro Ltd.	48,802
3,866	RMB Holdings Ltd.	22,465
22,922	Sanlam Ltd.	83,073
2,252	Sappi Ltd.	34,093
3,050	Sasol Ltd.	154,845
6,162	Standard Bank Group Ltd.	110,530
2,654	Telkom S.A. Ltd.	71,834
801	Tiger Brands Ltd.	22,954
		958,408
	Spain—2.3%
1,500	Banco Santander Chile S.A. ADR	79,485
1,800	Empresa Nacional de Electricidad S.A. ADR	84,276
8,100	Enersis S.A. ADR	160,542
9,300	Telecomunicacoes de Sao Paulo S.A. ADR	318,246
		642,549
	Taiwan, Province of China—9.2%
17,500	Advanced SemiConductor Engineering, Inc. ADR	105,350
14,400	AU Optronics Corp ADR	312,912
59,600	Chunghwa Telecom Co. Ltd. ADR	1,144,320
77,800	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	828,570
46,254	United Microelectronics Corp. ADR	174,378
		2,565,530
	Thailand—2.0%
21,300	Advanced Info Service PCL	55,780
9,500	Bangkok Bank PCL	35,501
141,700	IRPC PCL	27,936
7,500	Kasikornbank PCL	19,751
57,600	Krung Thai Bank PCL*	19,321
11,200	PTT Exploration & Production PCL	53,388
16,200	PTT PCL	198,299
6,500	Siam Cement PCL	50,110

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,800	Siam Commercial Bank PCL	$24,599
21,600	Thai Airways International PCL	25,105
13,700	Thai Oil PCL	38,699
		548,489
	United Kingdom—1.1%
2,799	ABSA Group Ltd.	55,642
578	Anglo Platinum Ltd.	98,551
1,338	AngloGold Ashanti Ltd.	62,198
2,051	Exxaro Resources Ltd.	32,966
2,147	Nedbank Group Ltd.	46,785
		296,142
	United States—0.3%
17,100	Wal-Mart de Mexico SAB de CV	69,179
	Total Common Stocks and Other Equity Interests (Cost $26,731,923)	27,726,894
	Rights—0.0%
	China
440	Angang Co. Ltd., expiring 11/05/2007* (Cost $0)	693
	Money Market Fund—6.3%
1,767,877	Liquid Assets Portfolio Private Class** (Cost $1,767,877)	1,767,877
	Total Investments (Cost $28,499,800)—105.6%	29,495,464
	Liabilities in excess of other assets—(5.6%)	(1,553,231)
	Net Assets—100.0%	$27,942,233

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—101.0%
	Australia—0.3%
453	BHP Billiton PLC	$17,230
	Austria—0.6%
64	Erste Bank der oesterreichischen Sparkassen AG	5,185
14	EVN AG	1,869
53	Oesterreichische Elektrizitaetswirtschafts AG, Class A	3,497
120	OMV AG	8,960
15	Raiffeisen International Bank - Holding AG	2,476
149	Telekom Austria AG	4,268
42	voestalpine AG	3,772
24	Wiener Staedtische Versicherung AG	1,767
30	Wienerberger AG	1,866
		33,660
	Belgium—2.8%
98	Agfa Gevaert N.V.	1,360
208	Belgacom S.A.	9,927
8	Colruyt S.A.	1,709
58	Compagnie Nationale a Portefeuille	4,145
92	Delhaize Group	8,714
598	Dexia S.A.	19,155
815	Fortis, Class A	26,023
815	Fortis, Class B	26,011
652	Fortis - Strip VVPR*	9
58	Groupe Bruxelles Lambert S.A.	7,398
159	InBev N.V.	14,989
18	KBC Ancora	2,028
127	KBC GROEP N.V.	17,767
45	Solvay S.A.	6,830
47	UCB S.A.	2,755
11	Umicore	2,737
		151,557
	Denmark—1.0%
1	A P Moller - Maersk A/S, Class A	13,646
1	A P Moller - Maersk A/S, Class B	13,781
28	Carlsberg A/S, Class B	3,766
22	Danisco A/S	1,691
255	Danske Bank A/S	11,223
48	H. Lundbeck A/S	1,372
15	Jyske Bank A/S*	1,235
50	Novo Nordisk A/S, Class B	6,192
		52,906
	Finland—2.0%
344	Fortum Oyj	14,896
26	Kone Oyj, Class B	2,147
45	Metso Corp.	2,732
125	Neste Oil Oyj	4,487

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,321	Nokia Oyj	$52,269
81	Outokumpu Oyj	3,018
229	Sampo Oyj, Class A	7,166
77	SanomaWSOY Oyj	2,220
661	Stora Enso Oyj, Class R	12,107
47	TietoEnator Oyj	1,151
391	UPM-Kymmene Oyj	8,740
		110,933
	France—17.3%
88	Accor S.A.	8,386
21	Aeroports de Paris	2,397
157	Air France-KLM	5,960
86	Air Liquide S.A.	11,819
614	Alcatel-Lucent	5,952
198	Alliance Trust (The) PLC	1,528
46	Alstom	10,841
47	Arkema*	3,193
50	Atos Origin S.A.*	3,036
926	AXA	41,343
420	BNP Paribas	46,235
144	Bouygues S.A.	13,804
50	Cap Gemini S.A.	3,183
397	Carrefour S.A.	28,540
106	Casino Guichard-Perrachon S.A.	11,822
97	Christian Dior S.A.	13,184
95	CNP Assurances	12,093
216	Compagnie de Saint-Gobain	23,122
76	Compagnie Generale des Etablissements Michelin, Class B	10,163
745	Credit Agricole S.A.	29,414
22	Dassault Systemes S.A.	1,375
27	Eiffage S.A.	3,047
417	Electricite de France	49,947
38	Essilor International S.A.	2,418
18	Eurazeo	2,679
1,628	France Telecom S.A.	59,966
358	Gaz de France	20,303
136	Groupe Danone	11,642
14	Hermes International	1,839
28	Imerys S.A.	2,719
52	JC Decaux S.A.	1,913
22	Klepierre	1,191
151	L'Oreal S.A.	19,801
91	Lafarge S.A.	14,778
78	Lagardere S.C.A	6,583
69	Legrand S.A.	2,545
117	LVMH Moet Hennessy Louis Vuitton S.A.	15,045
15	Mobistar S.A.	1,355
205	Natixis	4,538
121	PagesJaunes S.A.	2,668

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
19	Pernod Ricard S.A.	$4,384
87	PPR	17,221
358	PSA Peugeot Citroen	33,138
58	Publicis Groupe	2,352
184	Renault S.A.	30,853
130	Safran S.A.	3,293
356	Sanofi-Aventis	31,181
88	Schneider Electric S.A.	12,101
22	Societe BIC S.A.	1,708
29	Societe des Autoroutes Paris-Rhin-Rhone	3,081
181	Societe Generale	30,339
82	Societe Television Francaise 1	2,265
67	Sodexho Alliance S.A.	4,824
713	Suez S.A.	46,316
38	Technip S.A.	3,401
84	Thales S.A.	5,228
210	Thomson	3,658
1,344	Total S.A.	108,208
38	Unibail-Rodamco	9,435
90	Valeo S.A.	4,923
10	Vallourec S.A.	2,894
226	Veolia Environnement	20,157
126	Vinci S.A.	10,321
811	Vivendi	36,467
11	Wendel	1,887
		942,002
	Germany—15.2%
69	Adidas AG	4,580
220	Allianz SE	49,500
48	Altana AG	1,162
111	Arcandor AG*	3,555
278	BASF AG	38,518
357	Bayer AG	29,729
453	Bayerische Motoren Werke (BMW) AG	30,219
48	Beiersdorf AG	3,794
99	Celesio AG	5,623
246	Commerzbank AG	10,435
51	Continental AG	7,696
1,109	Daimler AG	122,837
260	Deutsche Bank AG	34,791
22	Deutsche Boerse AG	3,532
257	Deutsche Lufthansa AG	7,589
621	Deutsche Post AG	18,777
71	Deutsche Postbank AG	5,186
3,272	Deutsche Telekom AG	67,030
330	E.ON AG	64,482
11	Euler Hermes S.A.	1,474
26	Fraport AG	2,016
89	Fresenius Medical Care AG & Co. KGaA	4,666
19	Fresenius SE	1,477

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
90	Hannover Rueckversicherung AG	$4,734
35	HeidelbergCement AG	5,575
49	Heidelberger Druckmaschinen AG	2,005
65	Henkel KGaA	3,002
75	Hypo Real Estate Holding AG	4,467
325	Infineon Technologies AG*	4,763
61	Lanxess	3,018
64	Linde AG	8,091
56	MAN AG	9,994
49	Merck KGaA	6,124
239	Metro AG	21,628
116	Muenchener Rueckversicherungs - Gesellschaft AG	22,153
43	RTL Group	4,349
269	RWE AG	36,621
18	Salzgitter AG	3,535
179	SAP AG	9,716
388	Siemens AG	52,978
174	Suedzucker AG	3,945
333	ThyssenKrupp AG	22,099
291	TUI AG	8,538
242	Volkswagen AG	69,292
12	Wacker Chemie AG	2,922
		828,217
	Ireland—0.5%
301	Allied Irish Banks PLC	7,508
95	Anglo Irish Bank Corp. PLC	1,594
320	Bank of Ireland	5,898
184	CRH PLC	7,012
129	Irish Life & Permanent PLC	2,920
66	Kerry Group PLC, Class A	1,974
204	Ryanair Holdings PLC*	1,697
		28,603
	Italy—7.5%
611	AEM SpA	2,568
360	Alleanza Assicurazioni SpA	4,867
574	Assicurazioni Generali SpA	27,247
193	Atlantia SpA	7,573
74	Autogrill SpA	1,476
420	Banca Carige SpA	2,008
1,033	Banca Monte dei Paschi di Siena SpA	6,591
138	Banca Popolare di Milano Scarl	2,162
189	Banco Popolare Scarl*	4,531
108	Benetton Group SpA	1,991
15	Ciments Francais S.A.	2,814
4,541	Enel SpA	54,300
2,490	Eni SpA	90,781
611	Fiat SpA	19,695
158	Finmeccanica SpA	4,684
82	Fondiaria - Sai SpA	3,973

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
64	Gestevision Telecinco S.A.	$1,838
232	Gruppo Editoriale L?Espresso SpA	1,171
885	IFIL Investments SpA	10,077
2,057	Intesa Sanpaolo	16,249
75	Italcementi SpA	1,721
89	Italcementi SpA Rnc	1,481
54	Lottomatica SpA	1,927
96	Luxottica Group SpA	3,360
565	Mediaset SpA	5,845
194	Mediobanca SpA	4,595
204	Mediolanum SpA	1,513
418	Parmalat SpA	1,544
3,913	Pirelli & C. SpA	4,996
226	RCS MediaGroup SpA	1,233
90	Saipem SpA	3,977
367	Saras SpA	2,213
14,545	Seat Pagine Gialle SpA	8,438
1,675	Snam Rete Gas SpA	10,820
9,593	Telecom Italia SpA	30,082
4,324	Telecom Italia SpA Rnc	11,160
1,450	Terna-Rete Elettrica Nationale SpA	5,669
3,833	UniCredito Italiano SpA	32,773
229	Unione di Banche Italiane Scpa	6,358
418	Unipol Gruppo Finanziario SpA	1,566
		407,867
	Luxembourg—0.7%
331	ArcelorMittal	26,338
141	Banco Espirito Santo S.A.	3,411
224	SES FDR	5,522
		35,271
	Netherlands—9.7%
816	ABN AMRO Holding N.V.	44,046
914	Aegon N.V.	18,856
153	Akzo Nobel N.V.	12,292
62	ASML Holding N.V.	2,156
28	Corio N.V.	2,451
522	European Aeronautic Defence and Space Co.	17,702
49	Heineken Holding N.V.	2,894
98	Heineken N.V.	6,848
1,547	ING Groep N.V. CVA	69,472
797	Koninklijke (Royal) KPN N.V.	15,013
503	Koninklijke (Royal) Philips Electronics N.V.	20,776
1,294	Koninklijke Ahold N.V.	19,395
129	Koninklijke DSM N.V.	7,305
28	Randstad Holding N.V.	1,550
67	Reed Elsevier N.V.	1,294
2,955	Royal Dutch Shell PLC, Class A	129,217
2,249	Royal Dutch Shell PLC, Class B	97,877
31	Royal Numico N.V.	2,447
262	SNS Reaal	6,277

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
130	TNT N.V.	$5,311
1,314	Unilever N.V. CVA	42,564
89	Wolters Kluwer N.V.	2,785
		528,528
	Norway—2.0%
71	Aker Kvaerner ASA	2,463
696	DnB NOR ASA	11,425
637	Norsk Hydro ASA	9,310
188	Norske Skogindustrier ASA	2,057
457	Orkla ASA	8,451
1,828	StatoilHydro ASA	61,574
141	Storebrand ASA	2,003
413	Telenor ASA	9,652
79	Yara International ASA	3,044
		109,979
	Portugal—0.6%
113	Banco BPI S.A.	987
1,347	Banco Comercial Portugues S.A., Class R	6,509
185	Brisa-Auto-Estradas de Portugal S.A.	2,623
288	CIMPOR-Cimentos de Portugal, SGPS S.A.	2,608
1,485	Energias de Portugal S.A.	9,539
512	Portugal Telecom, SGPS S.A.	6,852
90	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	1,223
		30,341
	South Africa—0.0%
46	Mondi Ltd.	464
	Spain—5.5%
142	Abertis Infraestructuras S.A.	4,721
12	Acciona S.A.	3,698
85	Acerinox S.A.	2,504
64	ACS, Actividades de Construccion y Servicios S.A.	3,955
108	Altadis S.A.	7,700
1,205	Banco Bilbao Vizcaya Argentaria S.A.	30,282
265	Banco de Sabadell S.A.	2,684
146	Banco Espanol de Credito S.A.	2,995
372	Banco Popular Espanol S.A.	6,485
1,858	Banco Santander S.A.	40,321
113	Bankinter S.A.	1,676
101	Compania Espanola de Petroleos S.A.	10,324
73	Enagas	2,070
199	Endesa	10,353
40	Fomento de Construcciones y Contratas S.A.	3,478
41	Gamesa Corporacion Tecnologica S.A.	2,076
156	Gas Natural SDG S.A.	9,581
18	Gecina S.A.	3,073
38	Grupo Ferrovial S.A.	3,301
1,980	Iberdrola S.A.	31,825

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
61	Industria de Diseno Textil S.A.	$4,532
641	Mapfre S.A.	3,005
14	Metrovacesa S.A.	1,641
817	Repsol YPF S.A.	32,209
45	Sacyr Vallehermoso S.A.	2,112
1,962	Telefonica S.A.	64,690
112	Union Fenosa S.A.	7,439
		298,730
	Sweden—3.1%
102	Assa Abloy AB, Class B	2,133
188	Atlas Copco AB, Class A	3,140
125	Atlas Copco AB, Class B	1,945
62	Boliden AB	1,092
307	Electrolux AB, Series B	5,924
146	Hennes & Mauritz AB, Class B	9,709
85	Holmen AB, Class B	3,341
138	Husqvarna AB, Class B	1,660
132	Industrivarden AB, Class A	2,858
58	Industrivarden AB, Class C	1,174
258	Investor AB, Class B	6,368
1,090	Nordea Bank AB	19,466
382	Sandvik AB	7,206
61	Scania AB, Class A	1,745
203	Scania AB, Class B	5,537
225	Securitas AB, Class B	2,839
243	Skandinaviska Enskilda Banken AB, Class A	7,430
257	Skanska AB, Class B	5,070
180	SKF AB, Class B	3,488
74	SSAB Svenskt Stal AB, Series A	2,396
25	SSAB Svenskt Stal AB, Series B	735
463	Svenska Cellulosa AB, Class B	8,152
299	Svenska Handelsbanken AB, Class A	9,894
220	Swedbank AB, Class A	6,865
72	Swedish Match AB	1,607
234	Tele2 AB, Class B	5,500
2,935	Telefonaktiebolaget LM Ericsson, Class B	8,767
1,515	TeliaSonera AB	14,885
291	Volvo AB, Class A	5,638
623	Volvo AB, Class B	12,120
		168,684
	Switzerland—6.0%
454	ABB Ltd.	13,647
89	Adecco S.A.	5,348
26	Baloise Holding AG	2,761
59	Ciba Specialty Chemicals AG	2,930
173	Clariant AG	2,209
92	Compagnie Financiere Richemont S.A., Class A	6,560
488	Credit Suisse Group	32,799
6	Geberit AG	808

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2	Givaudan S.A.	$1,964
93	Holcim Ltd.	10,591
36	Julius Baer Holding AG	3,112
29	Kuehne & Nagel International AG	3,108
16	Lonza Group AG	1,862
135	Nestle S.A.	62,257
655	Novartis AG	34,811
30	Pargesa Holding S.A.	3,414
142	Roche Holding AG	24,209
6	Roche Holding AG Br	1,140
21	Schindler Holding AG	1,448
15	Schindler Holding AG PART CERT	1,048
1	SGS S.A.	1,310
355	STMicroelectronics N.V.	6,066
7	Swatch Group AG-Bearer	2,235
21	Swatch Group AG-Registered	1,318
20	Swiss Life Holding	5,522
167	Swiss Re	15,662
30	Swisscom AG	11,085
29	Syngenta AG	6,962
17	Synthes, Inc.	2,121
695	UBS AG	37,147
77	Zurich Financial Services AG	23,169
		328,623
	United Kingdom—26.0%
126	3i Group PLC	2,840
244	Alliance & Leicester PLC	4,007
423	Anglo American PLC	29,121
278	Antofagasta PLC	4,837
365	Associated British Foods PLC	6,915
433	AstraZeneca PLC	21,345
1,675	Aviva PLC	26,288
1,207	BAE Systems PLC	12,487
2,958	Barclays PLC	37,115
323	BBA Aviation PLC	1,619
659	BG Group PLC	12,177
13,726	BP PLC	178,209
354	Bradford & Bingley PLC	2,272
614	British Airways PLC*	5,679
726	British American Tobacco PLC	27,599
138	British Land Co. PLC	3,108
230	British Sky Broadcasting Group PLC	3,251
4,529	BT Group PLC	30,671
164	Bunzl PLC	2,465
217	Burberry Group PLC	2,772
2,180	Cable & Wireless PLC	8,826
843	Cadbury Schweppes PLC	11,138
90	Capita Group PLC	1,400
176	Carphone Warehouse Group (The) PLC	1,281
1,998	Centrica PLC	15,305

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
327	Cobham PLC	$1,430
1,361	Compass Group PLC	9,782
129	Daily Mail & General Trust	1,643
925	Diageo PLC	21,137
1,504	DSG International PLC	4,046
305	Electrocomponents PLC	1,584
113	EMAP PLC	2,058
139	Enterprise Inns PLC	1,819
720	Experian Group Ltd.	7,546
306	Foreign & Colonial Investment Trust PLC	2,056
1,146	Friends Provident PLC	4,380
620	G4S PLC	2,727
511	GKN PLC	3,893
1,974	GlaxoSmithKline PLC	50,767
89	Hammerson PLC	2,056
704	Hays PLC	2,007
3,384	HBOS PLC	61,371
655	Home Retail Group PLC	5,932
5,225	HSBC Holdings PLC	103,224
116	ICAP PLC	1,410
453	Imperial Chemical Industries PLC	6,201
159	Imperial Tobacco Group PLC	8,036
474	InterContinental Hotels Group PLC	11,028
133	International Personal Finance PLC	682
261	International Power PLC	2,651
275	Invesco PLC	4,213
3,363	ITV PLC	6,923
1,283	J Sainsbury PLC	14,579
98	Johnson Matthey PLC	3,634
100	Kazakhmys PLC	3,062
142	Kelda Group PLC	2,798
604	Kesa Electricals PLC	3,984
1,761	Kingfisher PLC	7,218
847	Ladbrokes PLC	7,245
168	Land Securities Group PLC	5,737
4,780	Legal & General Group PLC	13,912
127	Liberty International PLC	3,155
3,812	Lloyds TSB Group PLC	43,197
477	LogicaCMG PLC	1,613
30	Lonmin PLC	2,141
230	Man Group PLC	2,809
577	Marks & Spencer Group PLC	7,815
528	Mitchells & Butlers PLC	7,299
71	Mondi PLC	657
866	National Grid PLC	14,419
64	Next PLC	2,936
160	Northern Rock PLC	613
3,369	Old Mutual PLC	12,877
429	Pearson PLC	7,107
102	Persimmon PLC	2,223
67	Provident Financial PLC	1,227

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,354	Prudential PLC	$21,996
352	Rank Group PLC	750
126	Reckitt Benckiser Group PLC	7,300
114	Reed Elsevier PLC	1,487
977	Rentokil Initial PLC	3,491
493	Reuters Group PLC	6,759
387	Rexam PLC	4,361
246	Rio Tinto PLC	22,945
467	Rolls-Royce Group PLC	5,219
18,866	Rolls-Royce Group PLC, Class B*	39
2,149	Royal & Sun Alliance Insurance Group PLC	7,040
4,167	Royal Bank of Scotland Group PLC	44,710
323	SABMiller PLC	9,696
242	Sage Group (The) PLC	1,217
61	Schroders PLC	1,950
24	Schroders PLC Ntvg	670
598	Scottish & Newcastle PLC	9,727
286	Scottish & Southern Energy PLC	9,245
163	Segro PLC	1,581
190	Severn Trent PLC	5,723
93	Shire PLC	2,320
759	Signet Group PLC	1,423
162	Smith & Nephew PLC	2,186
151	Smiths Group PLC	3,538
419	Standard Chartered PLC	16,242
279	Tate & Lyle PLC	2,524
2,476	Tesco PLC	25,100
698	Tomkins PLC	3,215
45	Travis Perkins PLC	1,360
205	Trinity Mirror PLC	1,711
1,338	Unilever PLC	45,168
133	United Business Media PLC	2,010
534	United Utilities PLC	8,092
34,196	Vodafone Group PLC	134,261
114	Whitbread PLC	4,194
446	William Hill PLC	5,735
918	William Morrison Supermarkets PLC	5,640
122	Witan Investment Trust PLC	1,247
261	Wolseley PLC	4,519
377	WPP Group PLC	5,141
216	Xstrata PLC	15,467
282	Yell Group PLC	2,665
		1,415,250
	United States—0.2%
227	Carnival PLC	10,591
46	Zardoya Otis S.A.	1,551
		12,142
	Total Common Stocks and Other Equity Interests (Cost $5,200,943)	5,500,987

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2007

Number of Shares		Value
	Preferred Stocks—0.8%
	Germany—0.8%
48	Fresenius SE	$3,806
90	Henkel KGaA	4,586
4	Porsche AG	10,654
118	Volkswagen AG	22,397
		41,443
	Italy—0.0%
858	Unipol Gruppo Finanziario SpA	3,066
	Total Preferred Stocks (Cost $30,968)	44,509
	Rights—0.0%
	Spain—0.0%
14	Metrovacesa SA, expiring 11/09/2007* (Cost $0)	2
	Total Investments (Cost $5,231,911)—101.8%	5,545,498
	Liabilities in excess of other assets—(1.8%)	(99,896)
	Net Assets—100.0%	$5,445,602

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.0%
	Australia—0.2%
8,886	IBA Health Ltd.	$9,429
	Austria—2.6%
88	Agrana Beteiligungs AG	9,186
136	Andritz AG	9,989
806	Austrian Airlines AG*	8,454
88	Boehler-Uddeholm AG	9,345
280	CA Immobilien Anlagen AG*	7,535
114	Flughafen Wien AG	13,491
614	IMMOFINANZ AG	7,284
144	Mayr-Melnhof Karton AG	17,083
376	Meinl European Land Ltd.*	5,266
274	Oesterreichische Post AG	11,353
94	RHI AG*	4,805
96	Semperit AG Holding	4,468
532	UNIQA Versicherungen AG	18,780
222	Zumtobel AG	9,475
		136,514
	Belgium—3.1%
98	Ackermans & Van Haaren	10,180
9,432	Avis Europe PLC*	7,837
86	Barco N.V.	7,060
92	Befimmo S.C.A. Sicafi	10,008
200	Brederode S.A. Financiere	9,028
74	Cofinimmo	13,889
194	Compagnie Maritime Belge S.A.	17,769
288	Cumerio N.V. S.A.	12,146
372	Euronav S.A.	11,033
160	GIMV N.V.	11,083
382	Recticel S.A.	5,803
764	RHJ International*	13,396
358	Telenet Group Holding N.V.*	13,156
328	Tessenderlo Chemie N.V.	20,786
		163,174
	Denmark—5.0%
34	ALK-Abello A/S	7,312
66	Almindelig Brand A/S*	4,369
206	Auriga Industries, Class B	4,378
36	Bang & Olufsen A/S, Class B	4,214
132	Biomar Holding A/S	5,483
632	BW Gas ASA	8,499
88	Coloplast A/S, Class B	8,506
174	D/S Norden A/S	21,414
270	Dampskibsselskabet Torm A/S	11,215
74	Dfds A/S	13,516
624	DSV A/S	16,473
190	East Asiatic Co. Ltd. A/S	15,287
140	FLSmidth & Co. A/S	15,163
492	GN Store Nord	5,229
192	Jyske Bank A/S*	15,802

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
158	NKT Holding A/S	$17,205
118	Novozymes A/S, Class B	12,826
52	Rockwool International AS, Class B	16,563
190	Spar Nord Bank A/S	4,905
170	Sydbank A/S	7,812
52	Topdanmark A/S*	8,862
184	Trygvesta A/S	14,572
254	Vestas Wind Systems A/S*	22,631
62	William Demant Holding*	5,674
		267,910
	Finland—3.8%
464	Ahlstrom Oyj	11,680
468	Amer Sports Oyj, Class A	12,431
222	Cargotec Corp., Class B	13,701
548	Finnair Oyj	9,252
938	Huhtamaki Oyj	13,421
480	Kemira GrowHow Oyj	8,472
162	Konecranes Oyj	7,242
130	Lassila & Tikanoja Oyj	4,439
152	Lemminkainen Oyj	11,077
280	Nokian Renkaat Oyj	10,532
762	OKO Bank PLC, Class A	16,316
996	Oriola-KD Oyj, Class B	4,640
408	Orion Oyj, Class B	10,460
934	Perlos Oyj	6,959
484	Sponda Oyj	6,624
318	Stockmann Oyj Abp, Class B	15,849
580	TietoEnator Oyj	14,206
374	Uponor Oyj	9,761
430	YIT Oyj	13,220
		200,282
	France—9.0%
810	Altran Technologies S.A.*	5,953
288	Beneteau S.A.	8,192
5,090	Beni Stabili SpA	6,436
106	BioMerieux	11,822
56	Bonduelle S.C.A.	7,271
846	Bull S.A.*	6,181
324	Business Objects S.A.*	19,444
726	Canal Plus	8,487
88	Carbone Lorraine	7,864
128	Clarins	11,061
130	Club Mediterranee*	8,717
92	Compagnie des Alpes	4,789
194	Compagnie Plastic-Omnium S.A.	12,554
280	Dassault Systemes S.A.	17,504
1,152	Derichebourg*	11,967
70	Etam Developpement S.A.	4,131
394	Eutelsat Communications*	10,631
122	Fimalac	9,655
28	Financiere Tradition	5,411

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
70	Fonciere Des Regions	$10,200
304	Gemalto N.V.*	8,915
58	Geodis	12,503
218	Groupe Partouche*	4,605
72	Groupe Steria S.C.A.	3,379
48	Guyenne et Gascogne S.A.	8,951
2,862	Havas S.A.	16,852
170	Icade	12,529
38	Iliad S.A.	3,972
214	Ipsen	12,178
138	IPSOS	5,039
80	Kaufman & Broad S.A.	4,549
56	LISI	6,595
140	Manitou BF S.A.	7,917
182	Mercialys S.A.	7,107
180	Mobistar S.A.	16,265
66	Neopost S.A.	7,655
90	Nexity	5,975
72	Norbert Dentressangle	8,646
394	NRJ Group	5,142
50	Pierre & Vacances	6,557
16	Puma AG Rudolf Dassler Sport	6,841
218	Remy Cointreau S.A.	16,732
58	Rubis	5,538
152	Saft Groupe S.A.	7,483
948	SCOR SE	25,785
58	Societe Immobiliere de Location pour l'Industrie et le Commerce	8,948
48	Sperian Protection	6,723
40	Spir Communication	4,745
236	Teleperformance	9,379
70	Trigano S.A.	3,663
128	UbiSoft Entertainment S.A.*	10,498
46	Vilmorin & Cie	6,676
210	Zodiac S.A.	14,522
		481,134
	Germany—8.0%
260	Aareal Bank AG	13,455
126	AWD Holding AG	4,193
154	Bechtle AG	7,814
330	Comdirect Bank AG	4,712
72	Demag Cranes AG	4,102
184	Deutsche Euroshop AG	7,360
462	Deutz AG*	6,303
248	Douglas Holding AG	15,762
270	Duerr AG*	13,344
68	ElringKlinger AG	7,477
618	Epcos AG	12,428
524	ERGO Previdenza SpA	3,074
116	Fielmann AG	7,946

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
54	Fuchs Petrolub AG	$5,430
128	GFK AG	5,152
164	Indus Holding AG	6,119
272	IVG Immobilien AG	12,278
886	Jenoptik AG*	8,998
550	Kloeckner-Werke AG	12,214
194	Koenig & Bauer AG	6,736
168	Krones AG	15,385
306	KUKA AG	12,453
184	Leoni AG	11,684
1,124	Medion AG*	30,929
616	Merchants Trust (The) PLC	6,475
342	MLP AG	4,562
50	MPC Muenchmeyer Petersen Capital AG	4,083
406	MVV Energie AG	17,551
472	Norddeutsche Affinerie AG	19,803
162	Pfleiderer AG	4,277
460	Praktiker Bau- und Heimwerkermaerkte Holding AG	16,578
240	Premiere AG*	4,896
26	Rational AG	5,981
340	Rhoen Klinikum AG	10,713
226	SGL Carbon AG*	13,252
108	Sixt AG	5,867
64	Software AG	5,991
152	Stada Arzneimittel AG	9,647
264	Takkt AG	5,122
2,056	Thiel Logistik AG*	7,853
2,836	Thomas Cook Group PLC*	17,674
252	United Internet AG	5,505
84	Vossloh AG	9,898
142	Wincor Nixdorf AG	14,083
		425,159
	Gibraltar—0.1%
6,110	PartyGaming PLC*	3,966
	India—0.4%
450	Vedanta Resources PLC	20,566
	Ireland—1.7%
370	C&C Group PLC	2,955
338	DCC PLC	9,281
112	FBD Holdings PLC	4,010
6,148	Fyffes PLC	8,450
1,910	Glanbia PLC	12,849
656	Grafton Group PLC	7,298
1,522	Greencore Group PLC	10,349
310	Iaws Group PLC	7,288
3,540	Independent News & Media PLC	12,957

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
290	Kingspan Group PLC	$6,818
984	United Drug PLC	4,911
75,184	Waterford Wedgwood PLC*	3,046
		90,212
	Italy—7.5%
370	AcegasAps SpA	4,438
420	Ansaldo STS SpA*	6,107
540	Astaldi SpA	4,988
906	Autogrill SpA	18,075
404	Autostrada Torino-Milano SpA	9,936
108	Banca Italease SpA	2,272
238	Banca Popolare dell'Etruria e del Lazio	4,376
484	Banco di Desio e della Brianza SpA	5,462
370	Brembo SpA	5,182
756	Bulgari SpA	11,812
934	Caltagirone Editore SpA	6,591
762	Caltagirone SpA	8,103
2,444	Cam Finanziaria SpA	6,064
666	Cementir SpA	6,600
9,408	Cofide SpA	17,204
928	Credito Artigiano SpA	5,370
2,196	Cremonini SpA	6,727
104	Danieli & Co. SpA	4,078
256	Danieli & Co. SpA Rnc	7,515
958	Davide Campari-Milano SpA	10,277
204	Esprinet SpA	3,483
368	Finnlines Oyj	8,300
1,006	Gemina SpA	3,911
2,890	Gruppo Editoriale L'Espresso SpA	14,582
3,912	Hera SpA	17,559
60	Hugo Boss AG	3,924
1,510	Impregilo SpA*	12,103
880	Indesit Co. SpA	15,583
562	Interpump Group SpA	6,395
2,358	Iride SpA	8,972
3,356	KME Group SpA*	9,419
22	Lenzing AG	12,729
504	Marazzi Group SpA	6,439
394	MARR SpA	4,503
220	Permasteelisa SpA	5,761
884	Piccolo Credito Valtellinese Scarl	12,271
170	Pirelli & C Real Estate SpA	8,394
2,766	RCS MediaGroup SpA	15,096
748	Recordati SpA	7,483
390	Risanamento SpA	2,878
1,902	Safilo Group SpA	8,069
2,112	Sirti SpA	8,235
1,090	Societa Iniziative Autostradali e Servizi SpA	17,315
794	Sogefi SpA	7,633
3,038	Sorin SpA*	7,687

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,362	Telecom Italia Media SpA	$8,468
1,372	Tiscali SpA*	4,952
64	Tod's SpA	5,365
		398,686
	Liechtenstein—0.3%
124	Liechtenstein Landesbank	11,929
26	Verwalt & Privat-Bank AG	6,797
		18,726
	Luxembourg—0.4%
4,202	COLT Telecom Group S.A.*	15,756
176	Generale de Sante	7,682
		23,438
	Netherlands—6.1%
254	Aalberts Industries N.V.	6,104
78	Arcadis N.V.	6,334
220	ASM International N.V.	6,207
288	Boskalis Westminster CVA	17,454
260	Draka Holding	11,277
144	Eurocommercial Properties N.V. CVA	8,475
174	Fugro N.V. CVA	15,230
1,418	Getronics N.V.	12,842
214	Heijmans N.V. CVA	8,288
176	Hunter Douglas N.V.	16,408
480	Imtech N.V.	14,833
104	Intervest Offices	4,022
132	KAS Bank N.V. CVA	4,965
258	Koninklijke Vopak N.V.	14,740
1,060	Koninklijke Wessanen N.V.	17,866
4,014	Laurus N.V.*	25,610
228	Nutreco Holding N.V.	15,553
348	OPG Groep N.V. CVA	12,028
316	Qiagen N.V.*	7,392
362	SBM Offshore N.V.	13,910
182	Sligro Food Group N.V.	6,970
62	Smit Internationale N.V.	5,991
216	Stork N.V.	14,678
316	Univar N.V.	24,798
174	USG People N.V.	5,271
888	Van der Moolen Holding N.V.	4,625
218	Vastned Offices/Industrial	7,708
124	Vastned Retail N.V.	10,635
272	Wegener N.V. CVA	6,639
		326,853
	Norway—2.3%
788	Aker Yards A/S	12,972
272	Cermaq ASA	4,150
228	Ekornes ASA	4,779
112	Fred Olsen Energy ASA	5,671
336	Golar LNG Ltd.	8,569

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
448	Hafslund ASA, Class B	$13,212
308	Odfjell SE, Class B	4,884
562	Petroleum Geo-Services ASA	16,471
466	ProSafe SE	8,229
220	Schibsted ASA	12,446
666	Sparebank 1 SR Bank	8,524
434	Sparebanken Midt-Norge	6,198
188	TGS Nopec Geophysical Co. ASA*	3,138
528	Tomra Systems ASA	3,819
786	Veidekke ASA	8,237
		121,299
	Portugal—1.3%
688	Banif, SGPS S.A.	5,106
2,938	Jeronimo Martins, SGPS S.A.	21,763
840	Mota Engil, SGPS S.A.	6,927
542	PT Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	7,363
2,016	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	7,437
752	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	12,185
676	Sonae Industria-SGPS S.A.*	8,186
		68,967
	Singapore—0.1%
1,558	BW Offshore Ltd.*	6,936
	Spain—4.6%
260	Abengoa S.A.	10,626
402	Antena 3 de Television S.A.	7,119
136	Banco de Valencia S.A.	7,756
240	Banco Guipuzcoano S.A.	4,917
382	Banco Pastor S.A.	6,466
416	Campofrio Alimentacion S.A.*	7,264
106	Cementos Portland Valderrivas S.A.	13,219
248	Cia de Distribucion Integral Logista S.A.	19,321
362	Cie Automotive S.A.	4,347
656	Cintra Concesiones de Infraestructuras de Transporte S.A.	11,446
156	Corp. Financiera Alba	11,668
508	Gamesa Corporacion Tecnologica S.A.	25,724
216	Grupo Catalana Occidente S.A.	8,175
672	Grupo Empresarial Ence S.A.	8,526
338	Indra Sistemas S.A.	9,795
442	NH Hoteles S.A.*	9,886
270	Obrascon Huarte Lain S.A.	12,191
608	Promotora de Informaciones S.A.	11,893
220	Prosegur, Compania de Seguridad S.A.	8,562
254	Sogecable S.A.*	10,242

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
512	Sol Melia S.A.	$9,815
288	SOS Cuetara S.A.	5,875
88	Tecnicas Reunidas S.A.	7,384
1,130	Uralita S.A.	11,477
		243,694
	Sweden—5.3%
308	AarhusKarlshamn AB	7,214
262	Alfa Laval AB	20,718
390	Axfood AB	13,733
424	Bilia AB, Class A	6,849
574	Billerud AB	6,903
768	Boliden AB	13,522
484	Brostrom AB, Class B	4,851
276	Cardo AB	9,762
786	Castellum AB	9,947
470	D Carnegie AB	10,344
724	Eniro AB	9,248
848	Fabege AB	10,065
528	Getinge AB, Class B	13,946
412	Gunnebo AB	4,858
238	Hakon Invest AB	4,321
166	Haldex AB	3,412
558	Hexagon AB, Class B	13,421
224	Hoganas AB, Class B	5,370
872	Hufvudstaden AB, Class A	9,562
274	JM AB	6,063
772	Kinnevik Investment AB, Class B	19,115
482	Kungsleden AB	6,857
630	Latour Investment AB, Class B	10,152
486	Lundin Petroleum AB*	5,826
136	Modern Times Group AB, Class B	9,546
526	Nobia AB	4,610
286	OMX AB	12,005
340	Oresund Investment AB	7,991
456	Peab AB	4,122
490	Ratos AB, Class B	14,366
236	Wallenstam Byggnads AB, Class B	4,378
		283,077
	Switzerland—7.9%
48	Allreal Holding AG	5,591
2	Bank Sarasin & Cie AG, Class B	9,439
24	Banque Cantonale Vaudoise	10,892
20	Barry Callebaut AG	16,039
162	Basler Kantonalbank	15,920
72	BB Biotech AG	6,318
74	BB Medtech AG	5,009
4	Bell Holding AG	6,868
54	Bucher Industries AG	12,812
62	Charles Voegele Holding AG	5,387
4	Conzzeta Holding AG	9,473

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
100	Daetwyler Holding AG	$8,050
278	EFG International	12,988
50	Emmi AG	7,321
122	EMS-Chemie Holding AG	17,894
12	Energiedienst Holding AG	7,020
66	Fastweb	3,084
18	Flughafen Zuerich AG	7,276
16	Forbo Holding AG	9,594
24	Galenica AG	11,596
80	Geberit AG	10,774
20	Georg Fischer AG	14,995
2	Jelmoli Holding AG	5,211
16	Kuoni Reisen Holding AG	7,993
2	Lindt & Spruengli AG	6,902
346	Logitech International S.A.*	12,018
44	Luzerner Kantonalbank	9,946
412	Micronas Semiconductor Hold*	5,492
20	Nobel Biocare Holding AG	5,815
16	OC Oerlikon Corp. AG	7,592
106	Panalpina Welttransport Holding AG	19,956
228	PSP Swiss Property AG	12,334
18	PubliGroupe AG	6,336
26	Rieter Holding AG	15,063
58	Schmolz + Bickenbach AG	5,725
8	Schweizerische National- Versicherungs-Gesellschaft	6,274
8	Sika AG	15,806
52	Sonova Holding AG	5,832
22	St. Galler Kantonalbank	9,680
18	Straumann Holding AG	5,020
10	Sulzer AG	16,030
124	Swiss Prime Site AG	7,045
34	Valora Holding AG	8,654
248	Vontobel Holding AG	12,731
		421,795
	United Kingdom—27.7%
832	Abbot Group PLC	5,872
1,512	Aberdeen Asset Management PLC	6,415
422	Aberforth Smaller Companies Trust PLC	6,176
390	Acergy S.A.	11,212
366	Admiral Group PLC	7,839
3,170	Aegis Group PLC	8,297
696	Aga Foodservice Group PLC	6,000
884	Aggreko PLC	11,496
864	Alfred McAlpine PLC	10,042
1,904	Amlin PLC	12,696
2,852	ARM Holdings PLC	8,798
2,406	Ashtead Group PLC	5,448
366	Atkins WS PLC	9,215
632	Babcock International Group	7,700

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
544	Bankers Investment Trust (The) PLC	$4,961
576	Bellway PLC	12,863
1,066	Benfield Group Ltd.	6,726
540	Berkeley Group Holdings PLC	19,104
1,330	Biffa PLC	7,183
1,792	Bodycote International	10,917
574	Bovis Homes Group PLC	7,912
1,740	Brit Insurance Holdings PLC	11,729
2,290	British Assets Trust PLC	6,779
522	British Empire Securities and General Trust PLC	5,243
1,578	Brixton PLC	12,145
496	BSS Group PLC	4,871
262	Burren Energy PLC	6,586
130	Cairn Energy PLC	6,354
288	Caledonia Investments PLC	12,187
1,112	Capita Group PLC	17,302
206	Capital & Regional PLC	2,908
1,460	Carillion PLC	12,374
330	Carpetright PLC	8,309
2,204	Carphone Warehouse Group (The) PLC	16,048
944	Catlin Group Ltd.	9,835
1,626	Cattles PLC	11,518
350	Charter PLC*	7,881
5,494	Christian Salvesen PLC	10,414
1,154	City of London Investment Trust (The) PLC	7,426
674	Close Brothers Group PLC	10,753
330	CLS Holdings PLC*	3,222
4,052	Cobham PLC	17,719
1,106	Collins Stewart PLC	4,905
2,504	Computacenter PLC	10,715
1,064	Cookson Group PLC	18,412
462	Croda International	6,401
974	Dairy Crest Group PLC	12,191
240	Dana Petroleum PLC*	6,431
1,516	Davis Service Group (The) PLC	17,132
696	De La Rue PLC	11,856
2,010	Delta PLC	5,512
144	Derwent London PLC	4,972
10,670	Dimension Data Holdings PLC	13,798
602	Drax Group PLC	8,448
4,340	DS Smith PLC	20,827
876	Dunedin Income Growth Investment Trust PLC	4,822
1,092	easyJet PLC*	15,040
2,826	Elementis PLC	5,812
1,486	Enodis PLC	6,459
4,204	F&C Asset Management PLC	19,038
2,506	Fiberweb PLC	2,616
1,188	Filtrona PLC	6,336
350	Findel PLC	5,162

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
146	Forth Ports PLC	$5,596
4,594	Galiform PLC	10,975
1,586	Galliford Try PLC	5,181
1,534	Game Group PLC	6,357
1,412	GCAP Media PLC	5,316
178	Go-Ahead Group PLC	9,980
622	Great Portland Estates PLC	7,384
566	Greene King PLC	10,647
62	Greggs PLC	6,449
868	Halfords Group PLC	6,410
1,620	Halma PLC	7,606
428	Headlam Group PLC	4,970
680	Helical Bar PLC	6,237
1,872	Henderson Group PLC	7,272
1,596	Hiscox Ltd.	9,515
4,256	HMV Group PLC	11,118
268	Holidaybreak PLC	4,312
124	Homeserve PLC	4,642
626	Hunting PLC	9,571
1,462	ICAP PLC	17,767
1,100	Informa PLC	12,225
1,156	Inmarsat PLC	12,319
200	Intermediate Capital Group PLC	6,880
1,090	Interserve PLC	11,933
354	Intertek Group PLC	7,567
1,286	Jardine Lloyd Thompson Group PLC	10,232
2,160	JJB Sports PLC	7,763
718	John Menzies PLC	8,502
1,834	John Wood Group PLC	15,906
828	Johnson Service Group PLC	2,520
1,486	Johnston Press PLC	9,269
298	Keller Group PLC	7,020
182	Kier Group PLC	8,114
792	Laird Group PLC	10,447
570	Law Debenture Corp. PLC	4,579
362	London Stock Exchange Group PLC	12,634
1,326	Lookers PLC	4,938
443	Luminar Group Holdings PLC	5,853
488	Luminar Group Holdings PLC Class B	610
70	Mapeley Ltd.	2,777
994	Marshalls PLC	6,664
1,774	Marston's PLC	12,677
1,142	Mcbride PLC	4,122
2,316	Meggitt PLC	16,418
540	Michael Page International PLC	4,913
590	Minerva PLC	2,234
2,180	Misys PLC	10,948
1,138	Mitie Group	6,584
888	Monks Investment Trust (The) PLC	6,461
1,354	Morgan Crucible Co.	8,930
282	Morgan Sindall PLC	9,619

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
370	Murray Income Trust PLC	$5,611
512	Murray International Trust PLC, Class O	7,440
1,250	N Brown Group PLC	7,511
2,466	Northumbrian Water Group PLC	16,828
506	Paragon Group of Cos. PLC	2,491
6,662	Pendragon PLC	9,307
930	Perpetual Income and Growth Investment Trust PLC, Class O	5,023
522	Petrofac Ltd.	5,585
2,902	Premier Farnell PLC	9,751
1,872	Premier Foods PLC	8,769
272	Premier Oil PLC*	7,006
2,148	PZ Cussons PLC	8,690
2,370	QinetiQ PLC	9,268
352	Quintain Estates & Development PLC	4,493
848	Redrow PLC	7,020
1,898	Regus Group PLC	4,327
426	RIT Capital Partners PLC	10,044
252	Rotork PLC	5,743
818	RPC Group PLC	4,754
2,990	Sage Group (The) PLC	15,031
954	Scottish Investment Trust PLC	10,484
1,116	Scottish Mortgage Investment Trust PLC	15,428
1,232	Serco Group PLC	11,536
362	Shaftesbury PLC	4,230
1,648	Shanks Group PLC	8,216
568	SIG PLC	12,507
3,332	SMG PLC	2,353
2,176	Smiths News PLC	5,605
464	Spectris PLC	8,362
334	Spirax-Sarco Engineering PLC	7,486
5,576	Spirent Communications PLC*	8,079
1,120	SSL International PLC	11,982
1,226	St. Ives PLC	7,258
972	St. James's Place PLC	7,834
350	St. Modwen Properties PLC	3,566
664	Stolt-Nielsen S.A.	19,337
1,806	Taylor Nelson Sofres PLC	8,085
1,082	TDG PLC	5,282
980	Telent PLC	10,617
364	Temple Bar Investment Trust PLC	6,114
1,254	Templeton Emerging Markets Investment Trust PLC, Class O	12,497
1,382	Thus Group PLC*	4,235
766	TR Property Investment Trust PLC	3,087
384	TR Property Investment Trust PLC	738
1,560	TT electronics PLC	4,796
684	Tullett Prebon PLC	6,280
1,006	Tullow Oil PLC	13,333
468	UK Coal PLC	4,958
168	Ultra Electronics Holdings	4,369

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
78	Union Financiere de France BQE S.A.	$4,982
2,070	Uniq PLC	9,159
690	VT Group PLC	8,629
924	Weir Group (The) PLC	17,026
528	Wetherspoon (J.D.) PLC	5,950
1,308	WH Smith PLC	10,678
1,074	Wincanton PLC	9,449
1,506	Witan Investment Trust PLC	15,392
1,402	Yule Catto & Co. PLC	6,553
		1,475,487
	United States—1.6%
1,276	Edinburgh Investment Trust (The) PLC	12,949
48,254	Euro Disney S.C.A.*	6,283
184	Fidelity European Values PLC	5,305
426	JPMorgan Fleming Mercantile Investment Trust PLC	10,637
834	JPMorgan Japanese Investment Trust PLC*	3,656
286	Kloeckner & Co. AG	15,098
524	Merrill Lynch World Mining Trust PLC	7,478
306	MTU Aero Engines Holding AG	18,683
370	Savills PLC	2,815
		82,904
	Total Common Stocks and Other Equity Interests (Cost $4,893,118)	5,270,208
	Preferred Stocks—0.7%
	Germany—0.5%
40	Fuchs Petrolub AG	4,106
308	Jungheinrich AG	15,155
114	Sixt AG	4,371
		23,632
	Italy—0.2%
188	Hugo Boss AG	12,702
	Total Preferred Stocks (Cost $33,621)	36,334
	Rights—0.0%
	Sweden—0.0%
724	Eniro AB, expiring 11/27/2007* (Cost $0)	208

Number of Shares		Value
	Money Market Fund—0.1%
3,096	Liquid Assets Portfolio Private Class** (Cost $3,096)	$3,096
	Total Investments (Cost $4,929,835)—99.8%	5,309,846
	Other assets less liabilities—0.2%	11,989
	Net Assets—100.0%	$5,321,835

*  Non-income producing security.

**  Affiliated investment.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.7%
	Consumer Discretionary—23.9%
500	Aisin Seiki Co. Ltd.	$20,384
100	Aoyama Trading Co. Ltd.	2,598
100	Benesse Corp.	3,721
1,000	Bosch Corp. (Germany)	5,196
1,600	Bridgestone Corp.	35,182
1,000	Calsonic Kansei Corp.	5,343
400	Canon Marketing Japan, Inc.	7,824
200	Casio Computer Co. Ltd.	1,881
2,300	Daiei (The), Inc*	16,220
1,000	Daihatsu Motor Co. Ltd.	10,548
200	Daito Trust Construction Co. Ltd.	9,195
1,000	Daiwa House Industry Co. Ltd.	14,174
1,000	Denso Corp.	40,335
3	Dentsu, Inc.	7,833
200	EDION Corp.	2,280
100	Fast Retailing Co. Ltd.	5,742
3,000	Fuji Heavy Industries Ltd.	15,509
4	Fuji Television Network, Inc.	8,050
100	Funai Electric Co. Ltd.	4,224
1,000	H2O Retailing Corp.	8,318
1,000	Haseko Corp.*	2,385
400	Heiwa Corp.	4,476
2,400	Honda Motor Co. Ltd.	89,517
300	Isetan Co. Ltd.	4,039
3,000	Isuzu Motors Ltd.	14,781
200	Izumi Co. Ltd.	2,977
1,000	J Front Retailing Co. Ltd.*	8,978
1,000	Koito Manufacturing Co. Ltd.	13,861
100	Makita Corp.	4,779
700	Marui Group Co. Ltd.	7,238
4,000	Matsushita Electric Industrial Co. Ltd.	75,986
3,000	Mazda Motor Corp.	17,877
14,000	Mitsubishi Motors Corp.*	27,324
2,000	Mitsukoshi Ltd.	9,229
1,000	NHK Spring Co. Ltd.	8,527
1,000	Nikon Corp.	31,661
40	Nippon Television Network Corp.	5,149
9,300	Nissan Motor Co. Ltd.	106,968
1,000	Nisshinbo Industries, Inc.	13,558
300	NOK Corp.	6,623
1,000	Onward Holdings Co. Ltd.	10,262
100	Oriental Land Co. Ltd.	5,933
700	Pioneer Corp.	7,754
100	Sankyo Co. Ltd.	4,250
14,000	Sanyo Electric Co. Ltd.	23,073
300	Sega Sammy Holdings, Inc.	4,125
1,000	Sekisui Chemical Co. Ltd.	6,800
1,000	Sekisui House Ltd.	12,725
1,000	Sharp Corp.	15,657
100	Shimamura Co. Ltd.	9,680
100	Shimano, Inc.	3,626

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,700	Sony Corp.	$83,168
200	Stanley Electric Co. Ltd.	4,415
1,000	Sumitomo Forestry Co. Ltd.	7,434
500	Sumitomo Rubber Industries Ltd.	6,050
700	Suzuki Motor Corp.	22,830
200	Toho Co. Ltd.	3,973
100	Tokyo Broadcasting System, Inc.	2,654
2,000	Toyobo Co. Ltd.	4,684
200	Toyoda Gosei Co. Ltd.	7,130
300	Toyota Auto Body Co. Ltd.	4,822
300	Toyota Industries Corp.	12,751
3,700	Toyota Motor Corp.	210,860
1	TV Asahi Corp.	1,735
3,000	Victor Co. of Japan Ltd.	6,375
60	Yamada Denki Co. Ltd.	6,141
300	Yamaha Corp.	6,948
400	Yamaha Motor Co. Ltd.	11,311
		1,187,656
	Consumer Staples—4.7%
1,400	Aeon Co. Ltd.	21,907
1,000	Ajinomoto Co., Inc.	11,224
1,000	Asahi Breweries Ltd.	16,498
200	Coca-Cola West Holdings Co. Ltd.	4,623
1,000	Ezaki Glico Co. Ltd.	10,435
100	FamilyMart Co. Ltd.	2,915
200	House Foods Corp.	3,156
10	Japan Tobacco, Inc.	58,029
1,000	Kikkoman Corp.	12,612
2,000	Kirin Holdings Co. Ltd.	27,844
200	Lawson, Inc.	6,905
1,000	Meiji Seika Kaisha Ltd.	4,398
500	Nisshin Seifun Group, Inc.	4,498
100	Nissin Food Products Co. Ltd.	3,140
500	Q.P. Corp.	4,927
200	Ryoshoku Ltd.	4,459
6,000	Seiyu (The) Ltd.* (United States)	7,286
1,000	Shiseido Co. Ltd.	23,984
200	Yakult Honsha Co. Ltd.	4,615
		233,455
	Energy—2.8%
3,000	Cosmo Oil Co. Ltd.	12,881
3	INPEX Holdings, Inc.	32,268
2,500	Nippon Mining Holdings, Inc.	23,377
5,000	Nippon Oil Corp.	43,848
1,400	Showa Shell Sekiyu K.K.	16,382
1,000	TonenGeneral Sekiyu K.K. (United States)	10,036
		138,792
	Financials—10.0%
540	Acom Co. Ltd.	12,881
450	Aiful Corp.	10,559

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Japan Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Aioi Insurance Co. Ltd.	$5,777
1,000	Bank of Kyoto (The) Ltd.	12,708
1,000	Bank of Yokohama (The) Ltd.	7,043
1,000	Chugoku Bank (The) Ltd.	14,477
300	Credit Saison Co. Ltd.	9,498
1,000	Daiwa Securities Group, Inc.	9,524
1,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	3,600
200	Hitachi Capital Corp.	2,646
1,000	Iyo Bank (The) Ltd.	9,741
1,000	Joyo Bank (The) Ltd.	6,167
200	Leopalace21 Corp.	6,349
700	Millea Holdings, Inc.	27,445
6,215	Mitsubishi UFJ Financial Group, Inc.	61,404
1,110	Mitsubishi UFJ Lease & Finance Co. Ltd.	38,225
2,000	Mitsui Sumitomo Insurance Co. Ltd.	22,761
5	Mizuho Financial Group, Inc.	27,887
500	Nikko Cordial Corp. (United States)	7,165
1,000	NIPPONKOA Insurance Co. Ltd.	9,108
1,700	Nomura Holdings, Inc.	30,229
1,500	Orient Corp.	2,095
70	ORIX Corp.	14,093
400	Promise Co. Ltd.	11,970
1,000	San-In Godo Bank (The) Ltd.	8,986
330	Sanyo Shinpan Finance Co. Ltd.	10,305
1	Sapporo Hokuyo Holdings, Inc.	10,236
20	SFCG Co. Ltd.	3,294
2,000	Shinsei Bank Ltd.	6,419
1,000	Sompo Japan Insurance, Inc.	11,658
3	Sumitomo Mitsui Financial Group, Inc.	24,305
1,000	Sumitomo Trust & Banking (The) Co. Ltd.	7,382
200	T&D Holdings, Inc.	11,918
610	Takefuji Corp.	15,556
1,000	Tokyu Land Corp.	10,270
1,000	Yamaguchi Financial Group, Inc.	11,667
		495,348
	Health Care—2.9%
100	Alfresa Holdings Corp.	5,803
300	Astellas Pharma, Inc.	13,245
300	Chugai Pharmaceutical Co. Ltd. (Switzerland)	5,178
400	Daiichi Sankyo Co. Ltd.	11,346
200	Eisai Co. Ltd.	8,362
500	Mediceo Paltac Holdings Co. Ltd.	7,239
1,000	Mitsubishi Tanabe Pharma Corp.	11,424
100	Ono Pharmaceutical Co. Ltd.	5,152
1,000	Shionogi & Co. Ltd.	16,975
200	Suzuken Co. Ltd.	6,436
700	Takeda Pharmaceutical Co. Ltd.	43,476
200	Terumo Corp.	9,732
		144,368

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Industrials—21.9%
3,000	All Nippon Airways Co. Ltd.	$11,528
1,000	Amada Co. Ltd.	10,010
2,000	Asahi Glass Co. Ltd.	27,272
3	Central Japan Railway Co.	30,967
1,000	Dai Nippon Printing Co. Ltd.	14,460
300	Daikin Industries Ltd.	15,041
6	East Japan Railway Co.	49,287
1,000	Ebara Corp.	4,684
100	FANUC Ltd.	10,877
1,000	Fuji Electric Holdings Co. Ltd.	3,773
1,000	Fukuyama Transporting Co. Ltd.	4,441
1,000	Furukawa Electric (The) Co. Ltd.	4,771
1,000	Hankyu Hanshin Holdings, Inc.	4,675
1,000	Hino Motors Ltd.	7,174
1,000	Hitachi Cable Ltd.	6,636
100	Hitachi Construction Machinery Co. Ltd.	4,060
300	Hitachi High-Technologies Corp.	6,714
1,000	IHI Corp.	2,377
4,000	ITOCHU Corp.	49,998
7,000	Japan Airlines Corp.*	15,726
500	JS Group Corp.	8,063
200	JTEKT Corp.	3,808
2,000	Kajima Corp.	7,043
1,000	Kamigumi Co. Ltd.	8,102
3,000	Kawasaki Heavy Industries Ltd.	10,747
1,000	Kawasaki Kisen Kaisha, Ltd.	13,714
1,000	Keihan Electric Railway Co. Ltd.	3,990
1,000	Keio Corp.	6,072
1,000	Keisei Electric Railway Co. Ltd.	5,482
3,000	Kintetsu Corp.	9,108
200	Kokuyo Co. Ltd.	1,756
700	Komatsu Ltd.	23,134
2,000	Kubota Corp.	16,758
7,000	Marubeni Corp.	59,383
2,000	Matsushita Electric Works Ltd.	22,050
3,200	Mitsubishi Corp.	98,538
4,000	Mitsubishi Electric Corp.	48,436
5,000	Mitsubishi Heavy Industries Ltd.	28,798
4,000	Mitsui & Co. Ltd.	102,354
1,000	Mitsui Engineering & Shipbuilding Co. Ltd.	5,812
1,000	Mitsui O.S.K. Lines Ltd.	16,342
3,000	Nagoya Railroad Co. Ltd.	8,822
1,000	NGK Insulators Ltd.	35,130
2,000	Nippon Express Co. Ltd.	9,993
1,000	Nippon Sheet Glass Co. Ltd.	6,055
2,000	Nippon Yusen Kabushiki Kaisha	20,471
2,000	Nishimatsu Construction Co. Ltd.	6,141
1,000	Nishi-Nippon Railroad Co. Ltd.	3,634
2,000	Obayashi Corp.	10,027
1,000	Odakyu Electric Railway Co. Ltd.	6,983

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Japan Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	Secom Co. Ltd.	$15,379
2,000	Shimizu Corp.	10,392
100	Sohgo Security Services Co. Ltd.	1,656
2,400	Sumitomo Corp.	41,282
1,200	Sumitomo Electric Industries Ltd.	19,288
1,000	Sumitomo Heavy Industries Ltd.	13,063
3,000	Taisei Corp.	8,978
1,000	Tobu Railway Co. Ltd.	4,701
1,000	Toda Corp.	5,213
1,000	Tokyu Corp.	6,462
300	Toppan Forms Co. Ltd.	2,935
2,000	Toppan Printing Co. Ltd.	19,465
600	Toyota Tsusho Corp.	16,706
4	West Japan Railway Co.	19,951
1,000	Yamato Holdings Co. Ltd.	14,668
		1,091,356
	Information Technology—11.2%
100	Advantest Corp.	2,871
500	Alps Electric Co. Ltd.	6,219
1,000	Brother Industries Ltd.	13,332
1,200	Canon, Inc.	59,853
600	Citizen Holdings Co. Ltd.	6,448
100	CSK Holdings Corp.	3,895
900	FUJIFILM Holdings Corp.	42,937
6,000	Fujitsu Ltd.	46,840
12,000	Hitachi Ltd.	81,295
200	Hitachi Maxell Ltd.	2,302
200	Hoya Corp.	7,234
200	Konami Corp.	5,881
500	Konica Minolta Holdings, Inc.	8,674
200	Kyocera Corp.	16,758
200	Murata Manufacturing Co. Ltd.	12,057
8,000	NEC Corp.	39,554
400	NEC Electronics Corp.*	10,895
100	Nidec Corp.	7,503
1,000	Nippon Electric Glass Co. Ltd.	16,906
100	Nomura Research Institute Ltd.	3,513
3	NTT Data Corp.	13,610
4,000	Oki Electric Industry Co. Ltd.	6,766
300	OMRON Corp.	7,299
100	Oracle Corp. Japan (United States)	4,580
1,000	Ricoh Co. Ltd.	19,560
200	Rohm Co. Ltd.	17,435
500	Seiko Epson Corp.	11,688
200	Sumco Corp.	7,217
100	TDK Corp.	8,145
100	Tokyo Electron Ltd.	5,820
7,000	Toshiba Corp.	58,595
300	Yokogawa Electric Corp.	3,755
		559,437

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—7.9%
2,000	Asahi Kasei Corp.	$15,197
2,000	Dainippon Ink and Chemicals, Inc.	9,524
1,000	Denki Kagaku Kogyo Kabushiki Kaisha	5,846
1,000	Dowa Holdings Co. Ltd.	11,563
200	Hitachi Chemical Co. Ltd.	4,875
1,000	Hitachi Metals Ltd.	12,890
600	JFE Holdings, Inc.	34,819
200	JSR Corp.	5,152
3,000	Kobe Steel Ltd.	10,695
500	Kuraray Co. Ltd.	6,484
1,000	Mitsubishi Gas Chemical Co., Inc.	9,906
3,000	Mitsubishi Materials Corp.	17,357
1,000	Mitsui Chemicals, Inc.	9,307
1,000	Mitsui Mining & Smelting Co. Ltd.	4,181
1,000	Nippon Light Metal Co. Ltd.	2,047
4	Nippon Paper Group, Inc.	11,970
5,000	Nippon Steel Corp.	32,919
1,000	Nisshin Steel Co. Ltd.	3,799
200	Nitto Denko Corp.	9,698
3,000	OJI Paper Co. Ltd.	13,688
300	Shin-Etsu Chemical Co. Ltd.	19,100
2,000	Showa Denko K.K.	7,789
1,000	Sumitomo Bakelite Co. Ltd.	6,081
2,000	Sumitomo Chemical Co. Ltd.	17,678
4,000	Sumitomo Metal Industries Ltd.	19,534
1,000	Sumitomo Metal Mining Co. Ltd.	22,032
1,000	Sumitomo Osaka Cement Co. Ltd.	2,481
3,000	Taiheiyo Cement Corp.	9,368
1,000	Taiyo Nippon Sanso Corp.	8,874
2,000	Teijin Ltd.	9,594
200	Tokyo Steel Manufacturing Co. Ltd.	2,753
2,000	Toray Industries, Inc.	15,336
1,000	Tosoh Corp.	6,341
500	Toyo Seikan Kaisha Ltd.	8,999
1,000	Ube Industries Ltd.	3,565
		391,442
	Telecommunication Services—6.7%
6	Kddi Corp.	45,123
44	Nippon Telegraph & Telephone Corp.	201,518
59	NTT DoCoMo, Inc.	84,955
100	Softbank Corp.	2,316
		333,912
	Utilities—6.7%
1,700	Chubu Electric Power Co., Inc.	43,427
1,000	Chugoku Electric Power (The) Co., Inc.	19,647
300	Electric Power Development Co. Ltd.	11,892
500	Hokkaido Electric Power Co., Inc.	10,756
500	Hokuriku Electric Power Co.	10,452
2,100	Kansai Electric Power (The) Co., Inc.	47,179

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Japan Portfolio

October 31, 2007

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,200	Kyushu Electric Power Co., Inc.	$29,197
5,000	Osaka Gas Co. Ltd.	19,387
500	Shikoku Electric Power Co., Inc.	12,534
1,000	Toho Gas Co. Ltd.	5,161
1,400	Tohoku Electric Power Co., Inc.	29,509
3,000	Tokyo Electric Power (The) Co., Inc.	75,987
4,000	Tokyo Gas Co. Ltd.	17,730
		332,858
	Total Common Stocks and Other Equity Interests (Cost $4,981,432)	4,908,624
	Money Market Fund—0.1%
7,094	Liquid Assets Portfolio Private Class** (Cost $7,094)	7,094
	Total Investments (Cost $4,988,526)—98.8%	4,915,718
	Other assets less liabilities—1.2%	59,519
	Net Assets—100.0%	$4,975,237

*  Non-income producing security.

**  Affiliated investment.

COUNTRY BREAKDOWN

October 31, 2007 (Unaudited)

	Value	Net Assets
Japan	$4,869,183	97.9%
United States	36,161	0.7
Germany	5,196	0.1
Switzerland	5,178	0.1
Total investments	4,915,718	98.8
Other assets less liabilities	59,519	1.2
Net Assets	$4,975,237	100.0%

See Notes to Financial Statements.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

October 31, 2007

Principal Amount		Value
	United States Government Obligations 98.8%
	United States Treasury Bonds—65.4%
$364,000	9.125%, 05/15/18	$501,666
368,000	8.875%, 02/15/19	504,246
372,000	8.500%, 02/15/20	503,711
384,000	7.875%, 02/15/21	502,380
376,000	8.000%, 11/15/21	500,462
402,000	7.125%, 02/15/23	503,913
435,000	6.250%, 08/15/23	505,008
378,000	7.625%, 02/15/25	502,888
441,000	6.000%, 02/15/26	505,083
411,000	6.625%, 02/15/27	504,727
430,000	6.125%, 11/15/27	503,268
475,000	5.250%, 02/15/29	503,871
418,000	6.250%, 05/15/30	502,743
1,396,000	5.375%, 02/15/31	1,512,917
1,568,000	4.500%, 02/15/36	1,505,771
501,000	4.750%, 02/15/37	500,883
		10,063,537
	United States Treasury Notes—33.4%
514,000	3.375%, 02/15/08	513,077
505,000	4.750%, 02/28/09	510,051
522,000	3.500%, 02/15/10	517,270
508,000	4.500%, 02/28/11	516,136
505,000	4.625%, 02/29/12	515,416
523,000	3.875%, 02/15/13	516,218
523,000	4.000%, 02/15/14	516,422
526,000	4.000%, 02/15/15	515,234
508,000	4.500%, 02/15/16	512,009
504,000	4.625%, 02/15/17	510,694
		5,142,527
	Total Investments—98.8% (Cost $14,984,991)	15,206,064
	Other assets less liabilities—1.2%	178,272
	Net Assets—100.0%	$15,384,336

See Notes to Financial Statements.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

October 31, 2007

Principal Amount		Value
	Sovereign Debt Obligations—98.5%
	Brazil—9.5%
	Federal Republic of Brazil
$406,000	12.250%, 3/06/30	$717,605
654,000	7.125%, 1/20/37	757,005
		1,474,610
	Bulgaria—4.6%
	Republic of Bulgaria
602,000	8.250%, 1/15/15	711,143
	Colombia—9.6%
	Republic of Colombia
491,000	11.750%, 2/25/20	735,273
665,000	7.375%, 9/18/37	759,430
		1,494,703
	El Salvador—4.7%
	Republic of El Salvador
599,000	8.250%, 4/10/32	733,775
	Indonesia—4.6%
	Republic of Indonesia
326,000	8.500%, 10/12/35	397,683
323,000	6.625%, 2/17/37	317,544
		715,227
	Mexico—9.7%
	United Mexican States MTN
570,000	8.300%, 8/15/31	749,550
	United Mexican States Series A, MTN
619,000	7.500%, 4/08/33	754,251
		1,503,801
	Panama—4.6%
	Republic of Panama
295,000	7.125%, 1/29/26	326,713
301,000	8.875%, 9/30/27	392,052
		718,765
	Peru—4.7%
	Republic of Peru
284,000	7.350%, 7/21/25	327,310
298,000	8.875%, 11/21/33	399,320
		726,630
	Philippines—9.4%
	Republic of Philippines
562,000	9.500%, 2/02/30	756,593
617,000	7.750%, 1/14/31	706,465
		1,463,058
	Russia—4.7%
	Russian Federation
512,000	11.000%, 7/24/18	726,579

Principal Amount		Value
	Sovereign Debt Obligations (Continued)
	South Africa—4.6%
	Republic of South Africa
$716,000	5.875%, 5/30/22	$721,241
	Turkey—9.4%
	Republic of Turkey
652,000	8.000%, 2/14/34	734,282
729,000	6.875%, 3/17/36	726,303
		1,460,585
	Ukraine—4.6%
	Ukraine Government
700,000	6.580%, 11/21/16	710,485
	Uruguay—4.5%
	Republic of Uruguay
583,000	9.250%, 5/17/17	708,345
	Venezuela—4.6%
	Republic of Venezuela
219,000	10.750%, 9/19/13	245,499
347,000	13.625%, 8/15/18	471,053
		716,552
	Vietnam—4.7%
	Socialist Republic of Vietnam
687,000	6.875%, 1/15/16	733,292
	Total Investments—98.5% (Cost $15,160,973)	15,318,791
	Other assets less liabilities—1.5%	233,290
	Net Assets—100.0%	$15,552,081

Glossary of Terms:

MTN Medium Term Note

See Notes to Financial Statements.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

October 31, 2007

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.5%
	Ad Valorem Property Tax—3.1%
$400,000	North Las Vegas (Wastewater Reclamation System) Ser 06 MBIA	4.50%	10/01/36	$389,876
	College Revenue—6.6%
400,000	Atlanta Development Auth Student Housing Rev Facs (Georgia State University) Ser 05 XCLA	5.00	09/01/35	411,976
400,000	University of Washington Ser 07 AMBAC	5.00	06/01/37	415,088
				827,064
	Electric Power Revenue—9.8%
400,000	Springfield Public Utilities Rev Ser 06 FGIC	4.75	08/01/34	404,536
400,000	Kentucky State Municipal Power Agency System Rev (Prairie State Project) Ser 07A MBIA	5.00	09/01/37	415,068
400,000	Missouri Joint Municipal Electric Utility Commission Ser 07A AMBAC	5.00	01/01/42	409,720
				1,229,324
	Hospital Revenue—9.9%
400,000	Clarke County Hospital Auth Rev (Athens Regional Medical Center Project) Ser 07 MBIA	5.00	01/01/27	416,068
400,000	Connecticut State Health & Educational Facility Auth (Yale - New Haven Hospital) Ser 06J-1 AMBAC	5.00	07/01/31	414,764
400,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser 06A MBIA FHA	5.00	08/01/31	409,644
				1,240,476
	Hotel Occupancy Tax—3.3%
400,000	Downtown Phoenix Hotel Corporation SR Ser 05A FGIC	5.00	07/01/40	408,572
	Lease Revenue—4.2%
500,000	New Jersey State Educational Facilities Auth Rev (Kean University) Ser 07D FGIC	5.00	07/01/39	520,570
	Recreational Revenue—3.3%
400,000	District of Columbia Ballpark Rev Ser 06B-1 FGIC	5.00	02/01/31	411,396
	Resource Recovery Revenue—3.2%
400,000	Burke County Development Auth (Georgia Power Company Pollution Ctl Rev Plant) Ser 05 FGIC	4.75	05/01/34	400,184
	Sales Tax Revenue—21.8%
400,000	Colorado Regional Transportation District (Fastracks Project) Ser 07A FSA	4.50	11/01/34	387,836
400,000	Dallas Area Rapid Transit (Sr Lien) Ser 07 AMBAC	5.00	12/01/32	414,148
400,000	Illinois Regional Transportation Auth Ser 06A MBIA	4.50	07/01/35	385,864
500,000	Massachusetts State School Building Auth Dedicated Sale Tax Rev Ser 05A FSA	5.00	08/15/30	520,550
400,000	Metropolitan Atlanta Rapid Transit Auth (Ref-Third Indenture) Ser 07B FSA	4.50	07/01/32	390,656
600,000	San Francisco Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	07/01/30	624,732
				2,723,786
	Sewer Revenue—9.6%
400,000	City of Baltimore (Wastewater Projects) Ser 07C AMBAC	4.50	07/01/32	394,116
400,000	Parish of East Baton Rouge Ser 06A FSA	4.50	02/01/31	395,428
400,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA	5.00	08/01/35	415,040
				1,204,584

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2007

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Transit Revenue—6.4%
$400,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 07A AMBAC	5.00%	12/15/32	$419,068
400,000	State of Texas (Transit Commission-Mobility Fund) Ser 06A FGIC	4.50	04/01/35	386,532
				805,600
	Water Revenue—17.3%
400,000	Birmingham Waterworks & Sewer Board Ser 07A AMBAC	4.50	01/01/39	384,428
400,000	San Antonio Ser 07 FGIC	4.50	05/15/37	386,052
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	488,515
500,000	San Luis Obispo County Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	09/01/38	520,045
400,000	Truckee Meadows Water Auth Ser 07 FSA	4.50	07/01/30	392,180
				2,171,220
	Total Investments (Cost $12,328,526)—98.5%			12,332,652
	Other assets less liabilities—1.5%			192,134
	Net Assets—100.0%			$12,524,786

Glossary of Terms:

AMBAC  – American Municipal Bond Assurance Corporation

FGIC  – Financial Guaranty Insurance Company

FHA  – Federal Housing Administration

FSA  – Financial Security Assurance, Inc.

MBIA  – Municipal Bond Investors Assurance

XLCA  – XL Capital Assurance, Inc.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

October 31, 2007

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.4%
	Ad Valorem Property Tax—17.9%
$850,000	Antelope Valley California Community College District (Election 2004) Ser 07B MBIA	5.25%	08/01/39	$910,146
400,000	Foothill-De Anza California Community College District Ser 07A AMBAC	4.50	08/01/31	388,044
500,000	Los Angeles California Community College District Ref - Election 2001 Ser 05A FSA	5.00	08/01/25	525,150
400,000	San Diego California Community College District (Election 2006) Ser 07 FSA	5.00	08/01/32	417,528
				2,240,868
	College Revenue—4.2%
500,000	California State University Rev Systemwide Ser 07A FSA	5.00	11/01/37	519,525
	Electric Power Revenue—6.7%
400,000	Los Angeles California Water & Power Rev (Power System) Subser 07A-1 AMBAC	5.00	07/01/39	415,500
400,000	Puerto Rico Electric Power Auth Power Rev Ser 05RR XLCA	5.00	07/01/27	418,080
				833,580
	General Fund—3.0%
400,000	California State Ref Ser 07 MBIA	4.25	08/01/33	368,216
	Highway Tolls Revenue—3.6%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	451,816
	Lease Revenue—10.2%
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev Ser 07B-1 FGIC	4.75	08/01/37	500,250
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev Police Headquarters FAC, Ser 06A FGIC	4.25	01/01/37	364,472
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser 07A MBIA	5.00	06/01/37	412,576
				1,277,298
	Miscellaneous Revenue—7.1%
400,000	Hesperia California Public Financing Auth (Redevelopment & Housing Projects) Ser 07A XLCA	5.00	09/01/31	408,380
460,000	Hollister California Joint Powers Financing Auth (Wastewater Revenue Refing & Imported Project) Ser 01 FSA	5.00	06/01/32	476,192
				884,572
	Sales Tax Revenue—11.6%
400,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	07/01/30	416,488
1,000,000	Santa Clara Valley California Transportation Auth Sales Tax Revenue Ref (Measure A) Ser 07A AMBAC	5.00	04/01/36	1,034,850
				1,451,338
	Sewer Revenue—14.7%
400,000	Bakersfield California Wastewater Rev Ser 07A FSA	5.00	09/15/32	417,708
400,000	Clovis California Public Financing Auth Wastewater Rev Ser 07 AMBAC	4.50	08/01/38	380,792
1,000,000	Sacramento County California Sanitation District Financing Authority Rev (County Sanitation District 1) Ser 05 MBIA	5.00	08/01/35	1,037,600
				1,836,100

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

October 31, 2007

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Tax Increment Revenue—3.0%
$400,000	San Jose California Redevelopment Agency Tax Allocation Ref (Merged Area Redevelopment Project) Ser 06C MBIA	4.25%	08/01/30	$373,932
	Water Revenue—16.4%
1,000,000	East Bay California Municipal Utility District Water System Rev Ref Ser 07A FGIC	5.00	06/01/32	1,043,250
500,000	San Francisco California City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	488,515
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	09/01/38	520,045
				2,051,810
	Total Investments (Cost $12,319,924)—98.4%			12,289,055
	Other assets less liabilities—1.6%			197,687
	Net Assets—100.0%			$12,486,742

Glossary of Terms:

AMBAC  – American Municipal Bond Assurance Corporation

FGIC  – Financial Guaranty Insurance Company

FSA  – Financial Security Assurance, Inc.

MBIA  – Municipal Bond Investors Assurance

XLCA  – XL Capital Assurance, Inc.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2007

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.3%
	Ad Valorem Property Tax—2.1%
$300,000	Haverstraw Stony Point Central School District Rev Ser 07 FSA	5.00%	10/15/24	$319,338
	College Revenue—10.5%
1,500,000	New York State Dormitory Auth Rev Nonstated Supported Debt Mount Sinai School - Medical New York Ser 07 MBIA	5.00	07/01/35	1,561,710
	Electric Power Revenue—20.8%
1,500,000	Long Island Power Auth Electric System Rev Ser 04A AMBAC	5.00	09/01/34	1,547,100
1,500,000	Puerto Rico Electric Power Auth Rev Ser 05RR XLCA	5.00	07/01/26	1,570,785
				3,117,885
	Highway Tolls Revenue—11.3%
600,000	New York State Thruway Auth General Rev Ser 07H FGIC	5.00	01/01/37	624,702
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Rev Ref Ser 07N FGIC	5.25	07/01/39	451,816
600,000	Triborough Bridge & Tunnel Auth Rev Ser 02 MBIA	5.00	11/15/32	619,350
				1,695,868
	Hospital Revenue—4.2%
600,000	New York State Dormitory Auth Rev Mental Health Services Facilities Impt Ser 05B AMBAC	5.00	02/15/30	622,170
	Hotel Occupancy Tax—4.1%
600,000	New York Convention Center Development Corp. Rev (Hotel Unit Fee Secd) Ser 05 AMBAC	5.00	11/15/44	614,328
	Income Tax Revenue—3.8%
600,000	New York City Transitional Finance Auth Building Aid Rev Ser 07S-2 FGIC	4.25	01/15/34	562,968
	Lease Revenue—7.2%
350,000	Niagara Falls City School District Ctfs Partn (High School Fac) Ser 05 FSA	5.00	06/15/28	362,982
700,000	Rensselaer City School District Ctfs Partn Ser 06 XLCA	5.00	06/01/36	719,124
				1,082,106
	Miscellaneous Revenue—3.8%
600,000	Hudson Yards Infrastructure Corp. Rev Ser 06A MBIA	4.50	02/15/47	569,292
	Recreational Revenue—12.4%
600,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC	5.00	01/01/46	616,830
600,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 06 FGIC	5.00	03/01/46	616,764
600,000	New York City Trust for Cultural Resources Rev (American Museum of National History) Ser 04A MBIA	5.00	07/01/44	617,748
				1,851,342
	Sales Tax Revenue—10.4%
1,500,000	Sales Tax Asset Receivables Corp. Ser 04A AMBAC	5.00	10/15/32	1,561,515
	Transit Revenue—4.0%
600,000	Metropolitan Transit Auth Rev Ser 07A FGIC	4.75	11/15/37	602,844

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2007

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Water Revenue—3.7%
$600,000	New York City Municipal Finance Auth Water & Sewer System Rev Ser 07A FSA	4.25%	06/15/39	$556,686
	Total Municipal Bonds (Cost $14,756,647)			14,718,052
	Money Market Fund—0.2%
33,750	Dreyfus New York Municipal Cash Management - Institutional Shares (Cost $33,750)			33,750
	Total Investments (Cost $14,790,397)—98.5%			14,751,802
	Other assets less liabilities—1.5%			219,542
	Net Assets—100.0%			$14,971,344

Glossary of Terms:

AMBAC  – American Municipal Bond Assurance Corporation

FGIC  – Financial Guaranty Insurance Company

FSA  – Financial Security Assurance, Inc.

MBIA  – Municipal Bond Investors Assurance

XLCA  – XL Capital Assurance, Inc.

See Notes to Financial Statements.

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Statements of Assets and Liabilities

October 31, 2007

	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Dynamic Europe Portfolio
ASSETS:
Unaffiliated investments at value	$28,862,612	$59,132,660	$8,007,637
Affiliated investments at value (Note 4)	226,506	44,680	8,347
Foreign currency, at value	9,412	—	—
Receivables:
Investments sold	599,465	748,343	348,921
Dividends	21,366	44,506	8,710
Capital stock sold	—	8,025,790	—
Foreign tax reclaims	—	3,430	1,164
Total Assets	29,719,361	67,999,409	8,374,779
LIABILITIES:
Due to custodian	131,204	2,613,867	188,835
Due to foreign custodian	—	325,256	22,672
Payables:
Investments purchased	492,158	8,512,600	322,647
Dividends payable	66,923	44,900	8,259
Accrued unitary management fees	16,534	26,916	4,859
Total Liabilities	706,819	11,523,539	547,272
NET ASSETS	$29,012,542	$56,475,870	$7,827,507
NET ASSETS CONSIST OF:
Shares of beneficial interest	$24,502,109	$53,715,018	$7,385,070
Undistributed net investment income (loss)	94,375	64,018	10,905
Net realized gain (loss) on investments and foreign currency related transactions	(34,780)	(98,226)	(49,365)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,450,838	2,795,060	480,897
Net Assets	$29,012,542	$56,475,870	$7,827,507
Shares outstanding (unlimited amount authorized, $0.01 par value)	900,400	2,100,400	300,400
Net asset value	$32.22	$26.89	$26.06
Unaffiliated investments at cost	$24,412,513	$56,339,819	$7,527,669
Affiliated investments at cost	$226,506	$44,680	$8,347
Foreign currency, at cost	$9,405	$(318,899)	$(22,331)

	PowerShares Global Clean Energy Portfolio	PowerShares Global Water Portfolio
ASSETS:
Unaffiliated investments at value	$95,914,524	$238,603,653
Affiliated investments at value (Note 4)	82,423	2,232,983
Foreign currency, at value	5	174,287
Receivables:
Investments sold	1,090,718	5,301,179
Dividends	25,068	78,458
Capital stock sold	3,095,182	13,303,010
Foreign tax reclaims	123	551
Total Assets	100,208,043	259,694,121
LIABILITIES:
Due to custodian	—	365,622
Due to foreign custodian	—	—
Payables:
Investments purchased	4,195,522	18,102,533
Dividends payable	—	—
Accrued unitary management fees	49,484	132,271
Total Liabilities	4,245,006	18,600,426
NET ASSETS	$95,963,037	$241,093,695
NET ASSETS CONSIST OF:
Shares of beneficial interest	$85,035,994	$230,446,760
Undistributed net investment income (loss)	—	—
Net realized gain (loss) on investments and foreign currency related transactions	(158,421)	(1,134,438)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	11,085,464	11,781,373
Net Assets	$95,963,037	$241,093,695
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,100,400	9,000,400
Net asset value	$30.95	$26.79
Unaffiliated investments at cost	$84,828,951	$226,899,781
Affiliated investments at cost	$82,423	$2,232,983
Foreign currency, at cost	$(9)	$155,592

See Notes to Financial Statements.

	PowerShares International Listed Private Equity Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
ASSETS:
Unaffiliated investments at value	$5,436,965	$12,877,765	$16,227,837
Affiliated investments at value (Note 4)	—	—	24,230
Foreign currency, at value	202	45,797	50,173
Receivables:
Investments sold	31,383	7,226	125,335
Dividends	—	3,651	10,915
Capital stock sold	—	—	—
Foreign tax reclaims	—	94	—
Total Assets	5,468,550	12,934,533	16,438,490
LIABILITIES:
Due to custodian	421	293,883	11,403
Due to foreign custodian	—	—	—
Payables:
Investments purchased	—	—	—
Dividends payable	—	—	—
Accrued unitary management fees	3,398	8,056	9,707
Total Liabilities	3,819	301,939	21,110
NET ASSETS	$5,464,731	$12,632,594	$16,417,380
NET ASSETS CONSIST OF:
Shares of beneficial interest	$5,024,858	$9,981,220	$15,568,089
Undistributed net investment income (loss)	(3,616)	50,865	17,438
Net realized gain (loss) on investments and foreign currency related transactions	1,018	75	(14,699)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	442,471	2,600,434	846,552
Net Assets	$5,464,731	$12,632,594	$16,417,380
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	200,200	600,000
Net asset value	$27.32	$63.10	$27.36
Unaffiliated investments at cost	$4,994,494	$10,281,559	$15,381,461
Affiliated investments at cost	$—	$—	$24,230
Foreign currency, at cost	$202	$41,798	$50,127

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
ASSETS:
Unaffiliated investments at value	$31,901,001	$5,258,965
Affiliated investments at value (Note 4)	—	9,794
Foreign currency, at value	2,409	3,303
Receivables:
Investments sold	517	24,122
Dividends	42,567	2,458
Capital stock sold	5,313,376	—
Foreign tax reclaims	1,105	25
Total Assets	37,260,975	5,298,667
LIABILITIES:
Due to custodian	124,418	1,520
Due to foreign custodian	—	—
Payables:
Investments purchased	5,280,304	—
Dividends payable	—	—
Accrued unitary management fees	16,383	3,283
Total Liabilities	5,421,105	4,803
NET ASSETS	$31,839,870	$5,293,864
NET ASSETS CONSIST OF:
Shares of beneficial interest	$30,283,113	$4,945,410
Undistributed net investment income (loss)	53,130	1,777
Net realized gain (loss) on investments and foreign currency related transactions	(295,895)	(2,199)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,799,522	348,876
Net Assets	$31,839,870	$5,293,864
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,200	200,000
Net asset value	$53.05	$26.47
Unaffiliated investments at cost	$30,101,688	$4,910,198
Affiliated investments at cost	$—	$9,794
Foreign currency, at cost	$2,107	$3,245

Statements of Assets and Liabilities (Continued)

October 31, 2007

	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Europe Small-Mid Portfolio
ASSETS:
Unaffiliated investments at value	$27,727,587	$5,545,498	$5,306,750
Affiliated investments at value (Note 4)	1,767,877	—	3,096
Cash	—	—	—
Foreign currency, at value	923	4,286	7,961
Receivables:
Investments sold	—	—	4,965
Dividends	9,630	4,455	3,958
Capital stock sold	11,160,016	14,728	—
Foreign tax reclaims	—	332	60
Interest	—	—	—
Total Assets	40,666,033	5,569,299	5,326,790
LIABILITIES:
Due to custodian	1,471,969	120,343	1,659
Payables:
Investments purchased	11,245,448	—	—
Accrued unitary management fees	6,383	3,354	3,296
Total Liabilities	12,723,800	123,697	4,955
NET ASSETS	$27,942,233	$5,445,602	$5,321,835
NET ASSETS CONSIST OF:
Shares of beneficial interest	$26,981,270	$5,129,792	$4,939,532
Undistributed net investment income	4,542	15,951	3,433
Net realized loss on investments and foreign currency related transactions	(39,287)	(13,972)	(1,345)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	995,708	313,831	380,215
Net Assets	$27,942,233	$5,445,602	$5,321,835
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	100,400	200,000
Net asset value	$27.94	$54.24	$26.61
Unaffiliated investments at cost	$26,731,923	$5,231,911	$4,926,739
Affiliated investments at cost	$1,767,877	$—	$3,096
Foreign currency, at cost	$879	$4,109	$7,826

	PowerShares FTSE RAFI Japan Portfolio	PowerShares 1-30 Laddered Treasury Portfolio
ASSETS:
Unaffiliated investments at value	$4,908,624	$15,206,064
Affiliated investments at value (Note 4)	7,094	—
Cash	75	—
Foreign currency, at value	7,755	—
Receivables:
Investments sold	—	—
Dividends	55,140	—
Capital stock sold	—	—
Foreign tax reclaims	—	—
Interest	—	186,504
Total Assets	4,978,688	15,392,568
LIABILITIES:
Due to custodian	—	6,199
Payables:
Investments purchased	—	—
Accrued unitary management fees	3,451	2,033
Total Liabilities	3,451	8,232
NET ASSETS	$4,975,237	$15,384,336
NET ASSETS CONSIST OF:
Shares of beneficial interest	$5,064,901	$15,126,252
Undistributed net investment income	37,514	37,011
Net realized loss on investments and foreign currency related transactions	(53,958)	—
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(73,220)	221,073
Net Assets	$4,975,237	$15,384,336
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,200	600,000
Net asset value	$49.65	$25.64
Unaffiliated investments at cost	$4,981,432	$14,984,991
Affiliated investments at cost	$7,094	$—
Foreign currency, at cost	$7,730	$—

See Notes to Financial Statements.

	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares Insured National Municipal Bond Portfolio
ASSETS:
Unaffiliated investments at value	$15,318,791	$12,332,652
Affiliated investments at value (Note 4)	—	—
Cash	—	34,017
Foreign currency, at value	—	—
Receivables:
Investments sold	—	—
Dividends	—	—
Capital stock sold	5,177,580	—
Foreign tax reclaims	—	—
Interest	248,652	160,047
Total Assets	20,745,023	12,526,716
LIABILITIES:
Due to custodian	4,328	—
Payables:
Investments purchased	5,185,733	—
Accrued unitary management fees	2,881	1,930
Total Liabilities	5,192,942	1,930
NET ASSETS	$15,552,081	$12,524,786
NET ASSETS CONSIST OF:
Shares of beneficial interest	$15,365,958	$12,493,365
Undistributed net investment income	28,305	27,295
Net realized loss on investments and foreign currency related transactions	—	—
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	157,818	4,126
Net Assets	$15,552,081	$12,524,786
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,000	500,000
Net asset value	$25.92	$25.05
Unaffiliated investments at cost	$15,160,973	$12,328,526
Affiliated investments at cost	$—	$—
Foreign currency, at cost	$—	$—

	PowerShares Insured California Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio
ASSETS:
Unaffiliated investments at value	$12,289,055	$14,751,802
Affiliated investments at value (Note 4)	—	—
Cash	43,582	52,731
Foreign currency, at value	—	—
Receivables:
Investments sold	—	—
Dividends	—	—
Capital stock sold	—	—
Foreign tax reclaims	—	—
Interest	156,031	169,041
Total Assets	12,488,668	14,973,574
LIABILITIES:
Due to custodian	—	—
Payables:
Investments purchased	—	—
Accrued unitary management fees	1,926	2,230
Total Liabilities	1,926	2,230
NET ASSETS	$12,486,742	$14,971,344
NET ASSETS CONSIST OF:
Shares of beneficial interest	$12,490,788	$14,979,394
Undistributed net investment income	26,823	30,545
Net realized loss on investments and foreign currency related transactions	—	—
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(30,869)	(38,595)
Net Assets	$12,486,742	$14,971,344
Shares outstanding (unlimited amount authorized, $0.01 par value)	500,000	600,000
Net asset value	$24.97	$24.95
Unaffiliated investments at cost	$12,319,924	$14,790,397
Affiliated investments at cost	$—	$—
Foreign currency, at cost	$—	$—

Statements of Operations

	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Dynamic Europe Portfolio
	For the Period June 13, 2007* through October 31, 2007	For the Period June 13, 2007* through October 31, 2007	For the Period June 13, 2007* through October 31, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$201,032	$170,748	$39,002
Affiliated dividend income	4,031	344	133
Foreign withholding taxes	(4,854)	(10,114)	(2,829)
Total Income	200,209	160,978	36,306
EXPENSES:
Unitary management fees	44,148	70,458	17,196
Net Investment Income (Loss)	156,061	90,520	19,110
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(33,305)	(79,717)	(45,067)
In-kind redemptions	—	—	—
Foreign currency related transactions	3,762	(111)	(4,245)
Net realized gain (loss)	(29,543)	(79,828)	(49,312)
Net unrealized appreciation/depreciation on:
Investments	4,450,099	2,792,841	479,968
Translation of assets and liabilities denominated in foreign currencies	739	2,219	929
Net realized and unrealized gain on investments	4,421,295	2,715,232	431,585
Net increase in net assets resulting from operations	$4,577,356	$2,805,752	$450,695

	PowerShares Global Clean Energy Portfolio	PowerShares Global Water Portfolio
	For the Period June 13, 2007* through October 31, 2007	For the Period June 13, 2007* through October 31, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$96,281	$231,141
Affiliated dividend income	1,305	1,689
Foreign withholding taxes	(4,995)	(4,995)
Total Income	92,591	227,835
EXPENSES:
Unitary management fees	124,685	369,492
Net Investment Income (Loss)	(32,094)	(141,657)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(158,421)	(1,141,166)
In-kind redemptions	—	(31,228)
Foreign currency related transactions	1,048	(184,510)
Net realized gain (loss)	(157,373)	(1,356,904)
Net unrealized appreciation/depreciation on:
Investments	11,085,573	11,703,872
Translation of assets and liabilities denominated in foreign currencies	(109)	77,501
Net realized and unrealized gain on investments	10,928,091	10,424,469
Net increase in net assets resulting from operations	$10,895,997	$10,282,812

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares International Listed Private Equity Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
	For the Period September 27, 2007* through October 31, 2007	For the Period June 25, 2007* through October 31, 2007	For the Period September 27, 2007* through October 31, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$230	$134,086	$28,457
Affiliated dividend income	—	266	11
Foreign withholding taxes	(34)	(2,226)	(549)
Total Income	196	132,126	27,919
EXPENSES:
Unitary management fees	3,819	29,898	10,598
Net Investment Income (Loss)	(3,623)	102,228	17,321
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	1,018	75	(14,699)
In-kind redemptions	—	—	301,686
Foreign currency related transactions	7	1,158	117
Net realized gain (loss)	1,025	1,233	287,104
Net unrealized appreciation/depreciation on:
Investments	442,471	2,596,206	846,376
Translation of assets and liabilities denominated in foreign currencies	—	4,228	176
Net realized and unrealized gain on investments	443,496	2,601,667	1,133,656
Net increase in net assets resulting from operations	$439,873	$2,703,895	$1,150,977

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
	For the Period June 25, 2007* through October 31, 2007	For the Period September 27, 2007* through October 31, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$92,111	$5,562
Affiliated dividend income	345	26
Foreign withholding taxes	(5,670)	(135)
Total Income	86,786	5,453
EXPENSES:
Unitary management fees	40,734	3,695
Net Investment Income (Loss)	46,052	1,758
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(295,039)	(2,199)
In-kind redemptions	—	—
Foreign currency related transactions	11,536	19
Net realized gain (loss)	(283,503)	(2,180)
Net unrealized appreciation/depreciation on:
Investments	1,799,313	348,767
Translation of assets and liabilities denominated in foreign currencies	209	109
Net realized and unrealized gain on investments	1,516,019	346,696
Net increase in net assets resulting from operations	$1,562,071	$348,454

Statements of Operations (Continued)

	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Europe Small-Mid Portfolio
	For the Period September 27, 2007* through October 31, 2007	For the Period June 25, 2007* through October 31, 2007	For the Period September 27, 2007* through October 31, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$10,722	$28,533	$7,279
Unaffiliated interest income	—	—	—
Affiliated dividend income	891	662	1
Foreign withholding taxes	(217)	(1,910)	(172)
Total Income	11,396	27,285	7,108
EXPENSES:
Unitary management fees	6,857	13,400	3,706
Net Investment Income	4,539	13,885	3,402
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(39,287)	(13,602)	(1,345)
In-kind redemptions	—	—	—
Foreign currency related transactions	3	6,129	31
Net realized gain (loss)	(39,284)	(7,473)	(1,314)
Net unrealized appreciation/depreciation on:
Investments	995,664	313,587	380,011
Translation of assets and liabilities denominated in foreign currencies	44	244	204
Net realized and unrealized gain (loss) on investments	956,424	306,358	378,901
Net increase (decrease) in net assets resulting from operations	$960,963	$320,243	$382,303

	PowerShares FTSE RAFI Japan Portfolio	PowerShares 1-30 Laddered Treasury Portfolio
	For the Period June 25, 2007* through October 31, 2007	For the Period October 11,2007* through October 31, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$64,600	$—
Unaffiliated interest income	—	39,044
Affiliated dividend income	209	—
Foreign withholding taxes	(4,522)	—
Total Income	60,287	39,044
EXPENSES:
Unitary management fees	23,163	2,033
Net Investment Income	37,124	37,011
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(53,958)	—
In-kind redemptions	107,675	—
Foreign currency related transactions	390	—
Net realized gain (loss)	54,107	—
Net unrealized appreciation/depreciation on:
Investments	(72,808)	221,073
Translation of assets and liabilities denominated in foreign currencies	(412)	—
Net realized and unrealized gain (loss) on investments	(19,113)	221,073
Net increase (decrease) in net assets resulting from operations	$18,011	$258,084

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares Insured National Municipal Bond Portfolio
	For the Period October 11, 2007* through October 31, 2007	For the Period October 11, 2007* through October 31, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$—	$—
Unaffiliated interest income	31,186	29,225
Affiliated dividend income	—	—
Foreign withholding taxes	—	—
Total Income	31,186	29,225
EXPENSES:
Unitary management fees	2,881	1,930
Net Investment Income	28,305	27,295
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	—	—
In-kind redemptions	—	—
Foreign currency related transactions	—	—
Net realized gain (loss)	—	—
Net unrealized appreciation/depreciation on:
Investments	157,818	4,126
Translation of assets and liabilities denominated in foreign currencies	—	—
Net realized and unrealized gain (loss) on investments	157,818	4,126
Net increase (decrease) in net assets resulting from operations	$186,123	$31,421

	PowerShares Insured California Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio
	For the Period October 11, 2007* through October 31, 2007	For the Period October 11, 2007* through October 31, 2007
INVESTMENT INCOME:
Unaffiliated dividend income	$—	$—
Unaffiliated interest income	28,749	32,775
Affiliated dividend income	—	—
Foreign withholding taxes	—	—
Total Income	28,749	32,775
EXPENSES:
Unitary management fees	1,926	2,230
Net Investment Income	26,823	30,545
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	—	—
In-kind redemptions	—	—
Foreign currency related transactions	—	—
Net realized gain (loss)	—	—
Net unrealized appreciation/depreciation on:
Investments	(30,869)	(38,595)
Translation of assets and liabilities denominated in foreign currencies	—	—
Net realized and unrealized gain (loss) on investments	(30,869)	(38,595)
Net increase (decrease) in net assets resulting from operations	$(4,046)	$(8,050)

Statements of Changes in Net Assets

	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Dynamic Europe Portfolio
	For the Period June 13, 2007* Through October 31, 2007	For the Period June 13, 2007* Through October 31, 2007	For the Period June 13, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$156,061	$90,520	$19,110
Net realized gain (loss) on investments and foreign currency related transactions	(29,543)	(79,828)	(49,312)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,450,838	2,795,060	480,897
Net increase in net assets resulting from operations	4,577,356	2,805,752	450,695
Undistributed net investment income included in the price of units issued and redeemed	81,664	69,397	6,757
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(66,923)	(44,900)	(8,258)
Total distributions to shareholders	(66,923)	(44,900)	(8,258)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	24,502,109	53,715,018	7,385,070
Value of shares repurchased	—	—	—
Net income equalization	(81,664)	(69,397)	(6,757)
Net increase in net assets resulting from shares transactions	24,420,445	53,645,621	7,378,313
Increase in Net Assets	29,012,542	56,475,870	7,827,507
NET ASSETS:
Beginning of period	—	—	—
End of period	$29,012,542	$56,475,870	$7,827,507
Undistributed net investment income (loss) at end of period	$94,375	$64,018	$10,905
CHANGES IN SHARES OUTSTANDING:
Shares sold	900,400	2,100,400	300,400
Shares repurchased	—	—	—
Shares outstanding, beginning of period	—	—	—
Shares outstanding, end of period	900,400	2,100,400	300,400

	PowerShares Global Clean Energy Portfolio	PowerShares Global Water Portfolio
	For the Period June 13, 2007* Through October 31, 2007	For the Period June 13, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$(32,094)	$(141,657)
Net realized gain (loss) on investments and foreign currency related transactions	(157,373)	(1,356,904)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	11,085,464	11,781,373
Net increase in net assets resulting from operations	10,895,997	10,282,812
Undistributed net investment income included in the price of units issued and redeemed	80,929	47,780
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Total distributions to shareholders	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	85,067,040	233,113,309
Value of shares repurchased	—	(2,302,426)
Net income equalization	(80,929)	(47,780)
Net increase in net assets resulting from shares transactions	84,986,111	230,763,103
Increase in Net Assets	95,963,037	241,093,695
NET ASSETS:
Beginning of period	—	—
End of period	$95,963,037	$241,093,695
Undistributed net investment income (loss) at end of period	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,100,400	9,100,400
Shares repurchased	—	(100,000)
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	3,100,400	9,000,400

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares International Listed Private Equity Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
	For the Period September 27, 2007* Through October 31, 2007	For the Period June 25, 2007* Through October 31, 2007	For the Period September 27, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$(3,623)	$102,228	$17,321
Net realized gain (loss) on investments and foreign currency related transactions	1,025	1,233	287,104
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	442,471	2,600,434	846,552
Net increase in net assets resulting from operations	439,873	2,703,895	1,150,977
Undistributed net investment income included in the price of units issued and redeemed	—	—	5,649
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(52,521)	—
Total distributions to shareholders	—	(52,521)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,024,858	9,981,220	20,568,751
Value of shares repurchased	—	—	(5,302,348)
Net income equalization	—	—	(5,649)
Net increase in net assets resulting from shares transactions	5,024,858	9,981,220	15,260,754
Increase in Net Assets	5,464,731	12,632,594	16,417,380
NET ASSETS:
Beginning of period	—	—	—
End of period	$5,464,731	$12,632,594	$16,417,380
Undistributed net investment income (loss) at end of period	$(3,616)	$50,865	$17,438
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	200,200	800,000
Shares repurchased	—	—	(200,000)
Shares outstanding, beginning of period	—	—	—
Shares outstanding, end of period	200,000	200,200	600,000

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
	For the Period June 25, 2007* Through October 31, 2007	For the Period September 27, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$46,052	$1,758
Net realized gain (loss) on investments and foreign currency related transactions	(283,503)	(2,180)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,799,522	348,876
Net increase in net assets resulting from operations	1,562,071	348,454
Undistributed net investment income included in the price of units issued and redeemed	42,811	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,314)	—
Total distributions to shareholders	(5,314)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	30,283,161	4,945,410
Value of shares repurchased	(48)	—
Net income equalization	(42,811)	—
Net increase in net assets resulting from shares transactions	30,240,302	4,945,410
Increase in Net Assets	31,839,870	5,293,864
NET ASSETS:
Beginning of period	—	—
End of period	$31,839,870	$5,293,864
Undistributed net investment income (loss) at end of period	$53,130	$1,777
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,200	200,000
Shares repurchased	—	—
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	600,200	200,000

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Europe Small-Mid Portfolio
	For the Period September 27, 2007* Through October 31, 2007	For the Period June 25, 2007* Through October 31, 2007	For the Period September 27, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$4,539	$13,885	$3,402
Net realized gain (loss) on investments and foreign currency related transactions	(39,284)	(7,473)	(1,314)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	995,708	313,831	380,215
Net increase (decrease) in net assets resulting from operations	960,963	320,243	382,303
Undistributed net investment income (loss) included in the price of units issued and redeemed	660	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(4,433)	—
Total distributions to shareholders	—	(4,433)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,981,270	5,129,792	4,939,532
Value of shares repurchased	—	—	—
Net income equalization	(660)	—	—
Net increase in net assets resulting from shares transactions	26,980,610	5,129,792	4,939,532
Increase in Net Assets	27,942,233	5,445,602	5,321,835
NET ASSETS:
Beginning of period	—	—	—
End of period	$27,942,233	$5,445,602	$5,321,835
Undistributed net investment income at end of period	$4,542	$15,951	$3,433
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	100,400	200,000
Shares repurchased	—	—	—
Shares outstanding, beginning of period	—	—	—
Shares outstanding, end of period	1,000,000	100,400	200,000

	PowerShares FTSE RAFI Japan Portfolio	PowerShares 1-30 Laddered Treasury Portfolio
	For the Period June 25, 2007* Through October 31, 2007	For the Period October 11, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$37,124	$37,011
Net realized gain (loss) on investments and foreign currency related transactions	54,107	—
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(73,220)	221,073
Net increase (decrease) in net assets resulting from operations	18,011	258,084
Undistributed net investment income (loss) included in the price of units issued and redeemed	(20,168)	3,061
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Total distributions to shareholders	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,954,151	15,126,252
Value of shares repurchased	(4,996,925)	—
Net income equalization	20,168	(3,061)
Net increase in net assets resulting from shares transactions	4,977,394	15,123,191
Increase in Net Assets	4,975,237	15,384,336
NET ASSETS:
Beginning of period	—	—
End of period	$4,975,237	$15,384,336
Undistributed net investment income at end of period	$37,514	$37,011
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,200	600,000
Shares repurchased	(100,000)	—
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	100,200	600,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares Insured National Municipal Bond Portfolio
	For the Period October 11, 2007* Through October 31, 2007	For the Period October 11, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$28,305	$27,295
Net realized gain (loss) on investments and foreign currency related transactions	—	—
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	157,818	4,126
Net increase (decrease) in net assets resulting from operations	186,123	31,421
Undistributed net investment income (loss) included in the price of units issued and redeemed	14,309	1,135
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Total distributions to shareholders	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	15,365,958	12,493,365
Value of shares repurchased	—	—
Net income equalization	(14,309)	(1,135)
Net increase in net assets resulting from shares transactions	15,351,649	12,492,230
Increase in Net Assets	15,552,081	12,524,786
NET ASSETS:
Beginning of period	—	—
End of period	$15,552,081	$12,524,786
Undistributed net investment income at end of period	$28,305	$27,295
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	500,000
Shares repurchased	—	—
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	600,000	500,000

	PowerShares Insured California Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio
	For the Period October 11, 2007* Through October 31, 2007	For the Period October 11, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$26,823	$30,545
Net realized gain (loss) on investments and foreign currency related transactions	—	—
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(30,869)	(38,595)
Net increase (decrease) in net assets resulting from operations	(4,046)	(8,050)
Undistributed net investment income (loss) included in the price of units issued and redeemed	1,137	2,256
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Total distributions to shareholders	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	12,490,788	14,979,394
Value of shares repurchased	—	—
Net income equalization	(1,137)	(2,256)
Net increase in net assets resulting from shares transactions	12,489,651	14,977,138
Increase in Net Assets	12,486,742	14,971,344
NET ASSETS:
Beginning of period	—	—
End of period	$12,486,742	$14,971,344
Undistributed net investment income at end of period	$26,823	$30,545
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	600,000
Shares repurchased	—	—
Shares outstanding, beginning of period	—	—
Shares outstanding, end of period	500,000	600,000

Financial Highlights

PowerShares Dynamic Asia Pacific Portfolio

For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.97
Net investment income**	0.28
Net realized and unrealized gain on investments	6.95
Total from operations	7.23
Undistributed net investment income included in price of units issued and redeemed**	0.15
Distributions to shareholders from:
Net investment income	(0.13)
Net asset value at end of period	$32.22
TOTAL RETURN***	29.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$29,013
Ratio to average net assets of:
Expenses	0.80%†
Net investment income	2.83%†
Portfolio turnover rate ††	20%

PowerShares Dynamic Developed International Opportunities Portfolio

For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.84
Net investment income**	0.08
Net realized and unrealized gain on investments	1.95
Total from operations	2.03
Undistributed net investment income included in price of units issued and redeemed**	0.06
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value at end of period	$26.89
TOTAL RETURN***	8.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$56,476
Ratio to average net assets of:
Expenses	0.75%†
Net investment income	0.96%†
Portfolio turnover rate ††	54%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Europe Portfolio

For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.90
Net investment income**	0.08
Net realized and unrealized gain on investments	1.08
Total from operations	1.16
Undistributed net investment income included in price of units issued and redeemed**	0.03
Distributions to shareholders from:
Net investment income	(0.03)
Net asset value at end of period	$26.06
TOTAL RETURN***	4.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,828
Ratio to average net assets of:
Expenses	0.75%†
Net investment income	0.83%†
Portfolio turnover rate ††	65%

PowerShares Global Clean Energy Portfolio

For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.10
Net investment loss**	(0.02)
Net realized and unrealized gain on investments	5.82
Total from operations	5.80
Undistributed net investment income included in price of units issued and redeemed**	0.05
Net asset value at end of period	$30.95
TOTAL RETURN***	23.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$95,963
Ratio to average net assets of:
Expenses	0.75%†
Net investment loss	(0.19)%†
Portfolio turnover rate ††	4%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Water Portfolio

For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.63
Net investment loss**	(0.03)
Net realized and unrealized gain on investments	2.18
Total from operations	2.15
Undistributed net investment income included in price of units issued and redeemed**	0.01
Net asset value at end of period	$26.79
TOTAL RETURN***	8.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$241,094
Ratio to average net assets of:
Expenses	0.75%†
Net investment loss	(0.29)%†
Portfolio turnover rate ††	24%

PowerShares International Listed Private Equity Portfolio

For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.70
Net investment loss**	(0.02)
Net realized and unrealized gain on investments	1.64
Total from operations	1.62
Net asset value at end of period	$27.32
TOTAL RETURN***	6.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,465
Ratio to average net assets of:
Expenses	0.75%†
Net investment loss	(0.71)%†
Portfolio turnover rate ††	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$50.11
Net investment income**	0.51
Net realized and unrealized gain on investments	12.74
Total from operations	13.25
Distributions to shareholders from:
Net investment income	(0.26)
Net asset value at end of period	$63.10
TOTAL RETURN***	26.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,633
Ratio to average net assets of:
Expenses	0.80%†
Net investment income	2.74%†
Portfolio turnover rate ††	1%

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.50
Net investment income**	0.04
Net realized and unrealized gain on investments	1.81
Total from operations	1.85
Undistributed net investment income included in price of units issued and redeemed**	0.01
Net asset value at end of period	$27.36
TOTAL RETURN***	7.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,417
Ratio to average net assets of:
Expenses	0.80	%†
Net investment income	1.31	%†
Portfolio turnover rate ††	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$49.37
Net investment income**	0.13
Net realized and unrealized gain on investments	3.44
Total from operations	3.57
Undistributed net investment income included in price of units issued and redeemed**	0.12
Distributions to shareholders from:
Net investment income	(0.01)
Net asset value at end of period	$53.05
TOTAL RETURN***	7.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,840
Ratio to average net assets of:
Expenses	0.75%†
Net investment income	0.85%†
Portfolio turnover rate ††	30%

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.18
Net investment income**	0.01
Net realized and unrealized gain on investments	1.28
Total from operations	1.29
Net asset value at end of period	$26.47
TOTAL RETURN***	5.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,294
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income	0.36	%†
Portfolio turnover rate ††	—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.55
Net investment income**	0.01
Net realized and unrealized gain on investments	2.38
Total from operations	2.39
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
Net asset value at end of period	$27.94
TOTAL RETURN***	9.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,942
Ratio to average net assets of:
Expenses	0.85	%†
Net investment income	0.56	%†
Portfolio turnover rate ††	8%

PowerShares FTSE RAFI Europe Portfolio

For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$49.50
Net investment income**	0.14
Net realized and unrealized gain on investments	4.64
Total from operations	4.78
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value at end of period	$54.24
TOTAL RETURN***	9.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,446
Ratio to average net assets of:
Expenses	0.75%†
Net investment income	0.78%†
Portfolio turnover rate ††	5%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.03
Net investment income**	0.02
Net realized and unrealized gain on investments	1.56
Total from operations	1.58
Net asset value at end of period	$26.61
TOTAL RETURN***	6.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,322
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income	0.69	%†
Portfolio turnover rate ††	0%

PowerShares FTSE RAFI Japan Portfolio

For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$49.65
Net investment income**	0.21
Net realized and unrealized loss on investments	(0.10)
Total from operations	0.11
Undistributed net investment loss included in price of units issued and redeemed**	(0.11)
Net asset value at end of period	$49.65
TOTAL RETURN***	0.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,975
Ratio to average net assets of:
Expenses	0.75%†
Net investment income	1.20%†
Portfolio turnover rate ††	15%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares 1-30 Laddered Treasury Portfolio

	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.21
Net investment income**	0.07
Net realized and unrealized gain on investments	0.35
Total from operations	0.42
Undistributed net investment income included in price of units issued and redeemed**	0.01
Net asset value at end of period	$25.64
TOTAL RETURN***	1.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,384
Ratio to average net assets of:
Expenses	0.25	%†
Net investment income	4.55	%†
Portfolio turnover rate ††	0%

PowerShares Emerging Markets Sovereign Debt Portfolio

	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.50
Net investment income**	0.07
Net realized and unrealized gain on investments	0.32
Total from operations	0.39
Undistributed net investment income included in price of units issued and redeemed**	0.03
Net asset value at end of period	$25.92
TOTAL RETURN***	1.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,552
Ratio to average net assets of:
Expenses	0.50	%†
Net investment income	4.91	%†
Portfolio turnover rate ††	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Insured National Municipal Bond Portfolio

	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.92
Net investment income**	0.06
Net realized and unrealized gain on investments	0.07
Total from operations	0.13
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
Net asset value at end of period	$25.05
TOTAL RETURN***	0.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,525
Ratio to average net assets of:
Expenses	0.28	%†
Net investment income	3.96	%†
Portfolio turnover rate ††	0%

PowerShares Insured California Municipal Bond Portfolio

	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.90
Net investment income**	0.06
Net realized and unrealized gain on investments	0.01
Total from operations	0.07	(b)
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
Net asset value at end of period	$24.97
TOTAL RETURN***	0.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,487
Ratio to average net assets of:
Expenses	0.28	%†
Net investment income	3.90	%†
Portfolio turnover rate ††	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

(b)  Due to the timing difference of the investment activities and purchase of shares of beneficial interests activities, the net operating results in the Financial Highlights differ from the "Net decrease in net assets resulting from operations" in the Statements of Operations.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Insured New York Municipal Bond Portfolio

	For the Period October 11, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.84
Net investment income**	0.05
Net realized and unrealized gain on investments	0.06
Total from operations	0.11	(a)
Undistributed net investment income included in price of units issued and redeemed**	—	(b)
Net asset value at end of period	$24.95
TOTAL RETURN***	0.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,971
Ratio to average net assets of:
Expenses	0.28	%†
Net investment income	3.83	%†
Portfolio turnover rate ††	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Due to the timing difference of the investment activities and purchase of shares of beneficial interests activities, the net operating results in the Financial Highlights differ from the "Net decrease in net assets resulting from operations" in the Statements of Operations.

(b)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers 19 portfolios:

Full Name	Short Name	Commencement Date
PowerShares Dynamic Asia Pacific Portfolio	"Dynamic Asia Pacific Portfolio"	June 13, 2007

PowerShares Dynamic Developed International Opportunities Portfolio	"Dynamic Developed International Opportunities Portfolio"	June 13, 2007

PowerShares Dynamic Europe Portfolio	"Dynamic Europe Portfolio"	June 13, 2007

PowerShares Global Clean Energy Portfolio	"Global Clean Energy Portfolio"	June 13, 2007

PowerShares Global Water Portfolio	"Global Water Portfolio"	June 13, 2007

PowerShares International Listed Private Equity Portfolio	"International Listed Private Equity Portfolio"	September 27, 2007

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	"FTSE RAFI Asia Pacific ex-Japan Portfolio"	June 25, 2007

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	"FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio"	September 27, 2007

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	"FTSE RAFI Developed Markets ex-U.S. Portfolio"	June 25, 2007

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"	September 27, 2007

PowerShares FTSE RAFI Emerging Markets Portfolio	"FTSE RAFI Emerging Markets Portfolio"	September 27, 2007

PowerShares FTSE RAFI Europe Portfolio	"FTSE RAFI Europe Portfolio"	June 25, 2007

PowerShares FTSE RAFI Europe Small-Mid Portfolio	"FTSE RAFI Europe Small-Mid Portfolio"	September 27, 2007

PowerShares FTSE RAFI Japan Portfolio	"FTSE RAFI Japan Portfolio"	June 25, 2007

PowerShares 1-30 Laddered Treasury Portfolio	"1-30 Laddered Treasury Portfolio"	October 11, 2007

PowerShares Emerging Markets Sovereign Debt Portfolio	"Emerging Markets Sovereign Debt Portfolio"	October 11, 2007

PowerShares Insured National Municipal Bond Portfolio	"Insured National Municipal Bond Portfolio"	October 11, 2007

PowerShares Insured California Municipal Bond Portfolio (formerly known as "PowerShares California Municipal Bond Portfolio")	"Insured California Municipal Bond Portfolio"	October 11, 2007

PowerShares Insured New York Municipal Bond Portfolio (formerly known as "PowerShares New York Municipal Bond Portfolio")	"Insured New York Municipal Bond Portfolio"	October 11, 2007

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

Each portfolio represents a separate series of the Trust (the "Fund" or collectively the "Funds"). All of the Funds, except for the FTSE RAFI Developed Markets ex-U.S. Portfolio, are "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's shares are listed and traded on the American Stock Exchange except for shares of the FTSE RAFI Asia Pacific ex-Japan Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio, FTSE RAFI Europe Portfolio and FTSE RAFI Japan Portfolio that are listed and traded on NYSE Arca.

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Dynamic Asia Pacific Portfolio	QSG Asia-Pacific Opportunities Index

Dynamic Developed International Opportunities	QSG Developed International Opportunities

Portfolio	Index

Dynamic Europe Portfolio	QSG Active Europe Index

Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

Global Water Portfolio	Palisades Global Water Index

International Listed Private Equity Portfolio	International Listed Private Equity IndexSM

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Asia Pacific ex Japan Index

FTSE RAFI Asia Pacific ex-Japan Small-Mid	FTSE RAFI Developed Asia Pacific

Portfolio	ex Japan Mid Small Index

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed Markets ex US Index

FTSE RAFI Developed Markets	FTSE RAFI Developed Markets ex US

ex-U.S. Small-Mid Portfolio	Mid Small 1500 Index

FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

FTSE RAFI Europe Small-Mid Portfolio	FTSE RAFI Developed Europe Mid Small Index

FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index

Insured National Municipal Bond Portfolio	Merrill Lynch Insured National Long-Term

Core Municipal Securities Index

Insured California Municipal Bond Portfolio	Merrill Lynch California Insured Long-Term

Core Municipal Securities Index

Insured New York Municipal Bond Portfolio	Merrill Lynch New York Insured Long-Term

Core Municipal Securities Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

Note 2. Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. Security Valuation

Common Stocks and other equity securities are valued based on their last sale price. Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London Exchange. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

U.S. fixed-income securities may be valued as of the announced closing time for the trading in fixed-income instruments on any day that the securities industry and Financial Markets Association announces an early closing time. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Municipal securities are valued by an outside independent pricing service. The pricing service has informed the Trust that in valuing the Funds' municipal securities it uses both a computerized grid of tax-exempted securities and evaluations by its staff. The Funds' municipal securities may be valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are valued at end of day at net asset value per share.

B. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and PFIC mark to market adjustment.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

C. FIN 48

The financial statements have been prepared in compliance with all applicable accounting rules and practices, including FIN 48. This being the initial tax year of the funds, they have not yet filed their initial tax returns nor are there any prior tax years that may be subject to examination.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the PowerShares Capital Management LLC. The unitary management fee paid by each Fund is an asset based fee that is accrued daily and is payable monthly.

F. Dividends and Distributions to Shareholders

Each Fund (except for the 1-30 Laddered Treasury Portfolio, Emerging Markets Sovereign Debt Portfolio, Insured National Municipal Bond Portfolio, Insured California Municipal Bond Portfolio and Insured New York Municipal Bond Portfolio, which declare and pay dividends monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars using the applicable exchange rates as of the close of London Exchange. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into Investment Advisory Agreement with PowerShares Capital Management LLC ("the Adviser") such that the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay an annual unitary management fee. The unitary management fee paid by each Fund to the Adviser is accrued daily and is payable at the following annual rates:

% of Average Daily Net Assets
Dynamic Asia Pacific Portfolio	0.80%
Dynamic Developed International Opportunities Portfolio	0.75%
Dynamic Europe Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Water Portfolio	0.75%
International Listed Private Equity Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	0.80%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
FTSE RAFI Emerging Markets Portfolio	0.85%
FTSE RAFI Europe Portfolio	0.75%
FTSE RAFI Europe Small-Mid Portfolio	0.75%
FTSE RAFI Japan Portfolio	0.75%
1-30 Laddered Treasury Portfolio	0.25%
Emerging Markets Sovereign Debt Portfolio	0.50%
Insured National Municipal Bond Portfolio	0.28%
Insured California Municipal Bond Portfolio	0.28%
Insured New York Municipal Bond Portfolio	0.28%

The management fee is a unitary fee by which the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses.

Distribution Agreement

The Trust has entered into a Distribution agreement with A I M Distributors, Inc. (the "Distributor") who serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares. The Trust is currently not authorized to pay distribution fees.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
Dynamic Asia Pacific Portfolio	Quantitative Services Group, LLC

Dynamic Developed International Opportunities Portfolio	Quantitative Services Group, LLC

Dynamic Europe Portfolio	Quantitative Services Group, LLC

Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC

Global Water Portfolio	Palisades Water Index Associates, LLC

International Listed Private Equity Portfolio	Redrocks Capital Partners, LLC

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.

FTSE RAFI Europe Portfolio	FTSE International Ltd.

FTSE RAFI Europe Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Japan Portfolio	FTSE International Ltd.

1-30 Laddered Treasury Portfolio	Mergent, Inc.

Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.

Insured National Municipal Bond Portfolio	Merrill Lynch

Insured California Municipal Bond Portfolio	Merrill Lynch

Insured New York Municipal Bond Portfolio	Merrill Lynch

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Adviser is required to pay the licensing fees on behalf of the Funds.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund. Effective July 2, 2007 The Bank of New York became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The custodian has agreed to provide an overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Investments in Affiliates

The Funds are permitted to invest daily available cash balances in affiliated money market funds. The funds may invest in the Liquid Assets Portfolio ("LAP"), which is advised by A I M Advisors, Inc., an affiliate of the Adviser. The table below shows the transactions in and earnings from investments in LAP for the period ended October 31, 2007. During the period, LAP maintained a $1.00 net asset value, as such there is no realized gain/ (loss) and no change in unrealized appreciation/ (depreciation).

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

Investments of Daily Available Cash Balances in Liquid Assets Portfolio:

Fund	Purchases at Cost	Proceeds from Sales	Value 10/31/07	Dividend Income
Dynamic Asia Pacific Portfolio	$2,454,247	$(2,227,741)	$226,506	$4,031
Dynamic Developed International Opportunities Portfolio	1,109,923	(1,065,243)	44,680	344
Dynamic Europe Portfolio	103,963	(95,616)	8,347	133
Global Clean Energy Portfolio	473,589	(391,166)	82,423	1,305
Global Water Portfolio	4,439,675	(2,206,692)	2,232,983	1,689
International Listed Private Equity Portfolio	—	—	—	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	81,082	(81,082)	—	266
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	26,904	(2,674)	24,230	11
FTSE RAFI Developed Markets ex-U.S. Portfolio	343,221	(343,221)	—	345
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9,971	(177)	9,794	26
FTSE RAFI Emerging Markets Portfolio	2,563,138	(795,261)	1,767,877	891
FTSE RAFI Europe Portfolio	389,871	(389,871)	—	662
FTSE RAFI Europe Small-Mid Portfolio	3,456	(360)	3,096	1
FTSE RAFI Japan Portfolio	49,991	(42,897)	7,094	209
1-30 Laddered Treasury Portfolio	—	—	—	—
Emerging Markets Sovereign Debt Portfolio	—	—	—	—
Insured National Municipal Bond Portfolio	—	—	—	—
Insured California Municipal Bond Portfolio	—	—	—	—
Insured New York Municipal Bond Portfolio	—	—	—	—

Note 5. Federal Income Taxes

At October 31, 2007, the components of accumulated earnings/loss on a tax-basis were as follows:

	Earnings	Net Capital and other Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Currency Unrealized Appreciation/ Depreciation	Total Earnings/ Loss
Dynamic Asia Pacific Portfolio	$262,918	$(19,931)	$4,266,707	$4,343,357	$(76,650)	$739	$4,510,433
Dynamic Developed International Opportunities Portfolio	130,817	(47,847)	2,675,663	3,508,290	(832,627)	2,219	2,760,852
Dynamic Europe Portfolio	12,421	(44,616)	473,703	587,924	(114,221)	929	442,437
Global Clean Energy Portfolio	—	(155,633)	11,082,785	13,121,482	(2,038,697)	(109)	10,927,043
Global Water Portfolio	—	(589,102)	11,158,536	16,277,128	(5,118,592)	77,501	10,646,935
International Listed Private Equity Portfolio(1)	95,566	—	344,307	370,439	(26,132)	—	439,873
FTSE RAFI Asia-Pacific ex-Japan Portfolio	65,199	—	2,581,947	2,643,008	(61,061)	4,228	2,651,374
FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio	67,053	(14,699)	796,761	1,000,518	(203,757)	176	849,291
FTSE RAFI Developed Markets ex-U.S. Portfolio	62,786	(54,729)	1,548,489	1,974,658	(426,169)	211	1,556,757
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	10,890	(2,199)	339,654	405,273	(65,619)	109	348,454

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

	Earnings	Net Capital and other Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Currency Unrealized Appreciation/ Depreciation	Total Earnings/ Loss
FTSE RAFI Emerging Markets Portfolio	$7,345	$(5,426)	$959,000	$1,061,802	$(102,802)	$44	$960,963
FTSE RAFI Europe Portfolio	16,314	(13,972)	313,223	452,359	(139,136)	245	315,810
FTSE RAFI Europe Small-Mid Portfolio	10,517	(1,345)	372,927	422,175	(49,248)	204	382,303
FTSE RAFI Japan Portfolio	37,514	(53,958)	(72,808)	211,698	(284,506)	(412)	(89,664)
1-30 Laddered Treasury Portfolio	37,011	—	221,073	221,073	—	—	258,084
Emerging Markets Sovereign Debt Portfolio	28,305	—	157,818	157,818	—	—	186,123
Insured National Municipal Bond Portfolio	27,295	—	4,126	24,247	(20,121)	—	31,421
Insured California Municipal Bond Portfolio	26,823	—	(30,869)	6,646	(37,515)	—	(4,046)
Insured New York Municipal Bond Portfolio	30,545	—	(38,595)	2,927	(41,522)	—	(8,050)

At October 31, 2007, the cost of investments for Federal income tax purpose was as follows:

Dynamic Asia Pacific Portfolio	$24,822,411
Dynamic Developed International Opportunities Portfolio	56,501,677
Dynamic Europe Portfolio	7,542,281
Global Clean Energy Portfolio	84,914,162
Global Water Portfolio	229,678,100
International Listed Private Equity Portfolio(1)	5,092,658
FTSE RAFI Asia-Pacific ex-Japan Portfolio	10,295,818
FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio	15,455,306
FTSE RAFI Developed Markets ex-U.S. Portfolio	30,352,512
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	4,929,105
FTSE RAFI Emerging Markets Portfolio	28,536,464
FTSE RAFI Europe Portfolio	5,232,274
FTSE RAFI Europe Small-Mid Portfolio	4,936,919
FTSE RAFI Japan Portfolio	4,988,526
1-30 Laddered Treasury Portfolio	14,984,991
Emerging Markets Sovereign Debt Portfolio	15,160,973
Insured National Municipal Bond Portfolio	12,328,526
Insured California Municipal Bond Portfolio	12,319,924
Insured New York Municipal Bond Portfolio	14,790,397

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

Distributions to Shareholders:

The tax character of distributions paid during the period ended October 31, 2007 was as follows:

Distributions paid from Ordinary Income
Dynamic Asia Pacific Portfolio	$66,923
Dynamic Developed International Opportunities Portfolio	44,900
Dynamic Europe Portfolio	8,258
FTSE RAFI Asia-Pacific ex-Japan Portfolio	52,521
FTSE RAFI Developed Markets ex-U.S. Portfolio	5,314
FTSE RAFI Europe Portfolio	4,433

At October 31, 2007, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforward by any one fund may be limited by federal tax rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

Capital Loss Available Through
2015
Dynamic Asia Pacific Portfolio	$19,931
Dynamic Developed International Opportunities Portfolio	47,847
Dynamic Europe Portfolio	44,616
Global Clean Energy Portfolio	155,633
Global Water Portfolio	589,102
FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio	14,699
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	2,199
FTSE RAFI Emerging Markets Portfolio	5,426
FTSE RAFI Europe Portfolio	13,972
FTSE RAFI Europe Small-Mid Portfolio	1,345
FTSE RAFI Japan Portfolio	53,958

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and net realized gains or losses on investments. These adjustments have no effect on net assets. For the period ended October 31, 2007, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Losses)	Shares of Beneficial Interest
Dynamic Asia Pacific Portfolio	$(76,427)	$(5,237)	$81,664
Dynamic Developed International Opportunities Portfolio	(50,999)	(18,398)	69,397
Dynamic Europe Portfolio	(6,704)	(53)	6,757
Global Clean Energy Portfolio	(48,835)	(1,048)	49,883
Global Water Portfolio	93,877	222,466	(316,343)
International Listed Private Equity Portfolio(1)	7	(7)	—

(1) First tax year-end will be November 30, 2007.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Losses)	Shares of Beneficial Interest
FTSE RAFI Asia-Pacific ex-Japan Portfolio	$1,158	$(1,158)	—
FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio	(5,532)	(301,803)	$307,335
FTSE RAFI Developed Markets ex-U.S. Portfolio	(30,419)	(12,392)	42,811
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	19	(19)	—
FTSE RAFI Emerging Markets Portfolio	(657)	(3)	660
FTSE RAFI Europe Portfolio	6,499	(6,499)	—
FTSE RAFI Europe Small-Mid Portfolio	31	(31)	—
FTSE RAFI Japan Portfolio	20,558	(108,065)	87,507
1-30 Laddered Treasury Portfolio	(3,061)	—	3,061
Emerging Markets Sovereign Debt Portfolio	(14,309)	—	14,309
Insured National Municipal Bond Portfolio	(1,135)	—	1,135
Insured California Municipal Bond Portfolio	(1,137)	—	1,137
Insured New York Municipal Bond Portfolio	(2,256)	—	2,256

Note 6. Investment Transactions

For the period ended October 31, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Asia Pacific Portfolio	$3,247,614	$3,316,623
Dynamic Developed International Opportunities Portfolio	19,233,211	16,566,415
Dynamic Europe Portfolio	4,154,187	3,947,891
Global Clean Energy Portfolio	1,653,056	1,761,122
Global Water Portfolio	33,677,994	36,509,764
International Listed Private Equity Portfolio	—	31,382
FTSE RAFI Asia Pacific ex-Japan Portfolio	411,181	100,852
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	—	172,460
FTSE RAFI Developed Markets ex-U.S. Portfolio	5,509,850	6,840,796
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	281	26,797
FTSE RAFI Emerging Markets Portfolio	1,281,686	1,269,419
FTSE RAFI Europe Portfolio	265,365	2,434,786
FTSE RAFI Europe Small-Mid Portfolio	—	11,448
FTSE RAFI Japan Portfolio	1,338,018	1,380,540
Emerging Markets Sovereign Debt Portfolio	949,538	—
Insured National Municipal Bond Portfolio	12,329,615	—
Insured California Municipal Bond Portfolio	12,321,720	—
Insured New York Municipal Bond Portfolio	14,758,821	—

For the period ended October 31, 2007, the cost of securities purchased and the proceeds from sales of U.S. government securities for the 1-30 Laddered Treasury Portfolio amounted to $4,987,677 and $0, respectively.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

For the period ended October 31, 2007 in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Asia Pacific Portfolio	$24,514,827	—
Dynamic Developed International Opportunities Portfolio	53,752,665	—
Dynamic Europe Portfolio	7,366,451	—
Global Clean Energy Portfolio	85,095,438	—
Global Water Portfolio	233,200,234	$2,303,017
International Listed Private Equity Portfolio	5,024,858	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	9,971,155	—
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	20,566,077	5,299,143
FTSE RAFI Developed Markets ex-U.S. Portfolio	31,727,673	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	4,938,913	—
FTSE RAFI Emerging Markets Portfolio	26,758,943	—
FTSE RAFI Europe Portfolio	7,414,934	—
FTSE RAFI Europe Small-Mid Portfolio	4,939,532	—
FTSE RAFI Japan Portfolio	9,944,041	4,973,804
1-30 Laddered Treasury Portfolio	10,000,150	—
Emerging Markets Sovereign Debt Portfolio	14,214,611	—
Insured National Municipal Bond Portfolio	—	—
Insured California Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Adviser, as a result of the unitary advisory fee, compensates each Trustee on behalf of the Trust who is not an employee of the Adviser or its affiliates. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees") from the Trust. The Deferral Fees payable to the participating trustee is credited to the trustee's Deferral Fee Account as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value of the account increases with contributions to the account or with increases in the value of the shares owned, and the value of the account decreases with withdrawals from the account or with declines in the value of the shares owned.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (200,000 for FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio and FTSE RAFI Emerging Markets Portfolio). Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2007

Note 9. Risk

The Funds concentrate their investments in the securities of non-U.S. issuers, subjecting them to greater risk than funds that invest in U.S. securities. As the Funds invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact Funds' returns. The risk can also be associated with the level of development of the economies of the countries in a specific region. Since the Funds are non-diversified, they can invest a greater portion of assets in securities of individual issuers. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. The Funds that invest in one state have greater exposure to adverse economic and political changes in that state.

Investments in fixed income securities are subject to interest rate and credit risks. Investing in debt securities involve some risk of default with respect to interest and/or principal payments.

Note 10. Idemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is currently assessing the impact of FAS 157, if any, on the Funds' financial statements and intends for the Funds to adopt FAS 157 provisions during the fiscal year ending October 31, 2009.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the portfolios indicated in Note 1 of the financial statements comprising PowerShares Exchange-Traded Fund Trust II (the "Trust") at October 31, 2007, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 24, 2007

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Dynamic Asia Pacific Portfolio	75%	0%
Dynamic Developed International Opportunities Portfolio	100%	0%
Dynamic Europe Portfolio	100%	0%
FTSE RAFI Asia-Pacific ex-Japan Portfolio	86%	0%
FTSE RAFI Developed Markets ex-U.S. Portfolio	90%	0%
FTSE RAFI Europe Portfolio	100%	0%

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Dynamic Asia Pacific Portfolio	$201,064	$4,854
Dynamic Developed International Opportunities Portfolio	170,793	10,114
Dynamic Europe Portfolio	39,042	2,829
FTSE RAFI Asia Pacific ex-Japan Portfolio	133,793	1,896
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	28,457	549
FTSE RAFI Developed Markets ex-U.S. Portfolio	91,895	5,582
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	5,562	138
FTSE RAFI Emerging Markets Portfolio	10,722	217
FTSE RAFI Europe Portfolio	28,575	1,905
FTSE RAFI Europe Small-Mid Portfolio	7,279	172
FTSE RAFI Japan Portfolio	64,600	4,522

Supplemental Information (Unaudited) (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (49) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	89	None

Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Assistant Vice President and Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006-February 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	89	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 19 Portfolios and one other exchange-traded fund trust with 70 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Member, Bell, Boyd & Lloyd LLC (1989 Present)	89	None

Philip M. Nussbaum (46) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	89	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 19 Portfolios and one other exchange-traded fund trust with 70 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	President and Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present), Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	89	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 19 Portfolios and one other exchange-traded fund trust with 70 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond (44)** PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2007	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998- August 2002)	89	None

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. The Fund Complex consists of the Trust's 19 Portfolios and one other exchange-traded fund trust with 70 Portfolios advised by the Adviser.

Supplemental Information (Unaudited) (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2007	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (45) PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Secretary	Since 2007	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

*   This is the period for which the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited)

At a meeting held on October 2, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 26 additional series (the "Funds"):

Fixed Income and Municipal Funds

PowerShares1-10 Laddered Treasury Portfolio

PowerShares 1-20 Laddered Treasury Portfolio

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares 1-5 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Investment Grade Corporate Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

International Equity Funds

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Developed Markets Infrastructure Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Space and Satellite Portfolio

PowerShares DJ Global Exchanges Portfolio

PowerShares Asia-Pacific Water Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

Specialty Funds

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Funds, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying index and the performance of other ETFs for which the Adviser services as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Funds.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to each Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees also considered data from an August 2007 report by Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Funds was a unitary fee, and that the Adviser agreed to pay all expenses of the Funds except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fees were generally at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that some of the higher advisory fees were attributable to higher trading and custody costs for certain jurisdictions, and to higher license fees payable out of the unitary fee charged to the Funds. The Board noted that the Adviser represented that the advisory fees were competitive with those of their ETF peers. The Board considered the waiver that would be in place through October 31, 2008 for the PowerShares Insured National Municipal Bond Portfolio, the PowerShares National Municipal Bond Portfolio, the PowerShares Insured New York Municipal Bond Portfolio and the PowerShares Insured California Municipal Bond Portfolio. The Board concluded that the advisory fee and expected total expense ratio for each Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Board Considerations Regarding Continuation of Investment Advisory Agreement (Unaudited) (Continued)

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Funds can be reduced on a per-Fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of each Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

PowerShares Leading the Intelligent ETF Revolution

PowerShares continues to offer new solutions to the complex needs demanded by advisors and investors today. PowerShares is "Leading the Intelligent ETF Revolution" providing investment advisors and investors with institutional-caliber asset management by seeking to replicate enhanced indexes in one of the more benefit-rich investment vehicles available in the marketplace today, the exchange-traded fund (ETF). Each PowerShares fund can be classified into one of three different categories based on the objective and characteristics of its underlying index: Intelligent Index, Intelligent Exposure and Intelligent Access.

For most recent portfolio performance, please visit our website at www.powershares.com

This page contains advertising materials and should not be viewed as part of the Annual Report.

Intelligent Index

PowerShares believes that having insight into a stock's investment merit can have a positive impact on performance. Therefore, most PowerShares ETFs are based on Intelligent Indexes, which seek to provide alpha1 by identifying stocks with the greatest investment merit. These indexes use proprietary methodologies to identify financially strong, effectively managed and attractively priced companies with strong capital appreciation potential. Because their objective is to maximize performance, Intelligent Indexes may look different from the market.

Exchange-Traded Funds

Intelligent Index

PWC  -  Dynamic Market

PWO  -  Dynamic OTC

PIQ  -  Dynamic MagniQuant

PJF  -  Dynamic Large Cap

PJG  -  Dynamic Mid Cap

PJM  -  Dynamic Small Cap

PWB  -  Dynamic Large Cap Growth

PWV  -  Dynamic Large Cap Value

PWJ  -  Dynamic Mid Cap Growth

PWP  -  Dynamic Mid Cap Value

PWT  -  Dynamic Small Cap Growth

PWY  -  Dynamic Small Cap Value

PGZ  -  Dynamic Aggressive Growth

PVM  -  Dynamic Deep Value

PYZ  -  Dynamic Basic Materials Sector

PEZ  -  Dynamic Consumer Discretionary Sector

PSL  -  Dynamic Consumer Staples Sector

PXI  -  Dynamic Energy Sector

PFI  -  Dynamic Financials Sector

PTH  -  Dynamic Healthcare Sector

PRN  -  Dynamic Industrials Sector

PTF  -  Dynamic Technology Sector

PTE  -  Dynamic Telecommunications & Wireless

PUI  -  Dynamic Utilities

PJB  -  Dynamic Banking

PBE  -  Dynamic Biotechnology & Genome

PKB  -  Dynamic Building & Construction

PXE  -  Dynamic Energy Exploration & Production

PBJ  -  Dynamic Food & Beverage

PHW  -  Dynamic Hardware & Consumer Electronics

PTJ  -  Dynamic Healthcare Services

PIC  -  Dynamic Insurance

PEJ  -  Dynamic Leisure and Entertainment

PBS  -  Dynamic Media

PXQ  -  Dynamic Networking

PXJ  -  Dynamic Oil & Gas Services

PJP  -  Dynamic Pharmaceuticals

PMR  -  Dynamic Retail

PSI  -  Dynamic Semiconductors

PSJ  -  Dynamic Software

1 Alpha is a measure of risk adjusted performance relative to a benchmark or the market.

This page contains advertising materials and should not be viewed as part of the Annual Report.

Intelligent Exposure

For investors looking for more market-like exposure, PowerShares offers a lineup of ETFs that seek to track indexes with an Intelligent Exposure objective. These indexes seek to provide accurate exposure to the economy, yet are constructed using more sophisticated techniques than traditional benchmark indexes, which typically use a weighting structure based on market capitalization. Under this traditional structure, market speculation can lead to significant mispricing of stocks and, therefore, suboptimal weights in the index. But indexes seeking Intelligent Exposure use a weighting structure based on company fundamentals: sales, cash flow, book value and dividends. PowerShares believes these factors paint a truer picture of a company's size and lead to more optimal index weightings.

Exchange-Traded Funds

Intelligent Exposure

PRF  -  FTSE RAFI US 1000

PRFZ  -  FTSE RAFI US 1500 Small-Mid

PRFM  -  FTSE RAFI Basic Materials Sector

PRFG  -  FTSE RAFI Consumer Goods Sector

PRFS  -  FTSE RAFI Consumer Services Sector

PRFE  -  FTSE RAFI Energy Sector

PRFF  -  FTSE RAFI Financials Sector

PRFH  -  FTSE RAFI Health Care Sector

PRFN  -  FTSE RAFI Industrials Sector

PRFQ  -  FTSE RAFI Telecom & Technology Sector

PRFU  -  FTSE RAFI Utilities Sector

Intelligent Access

Without targeted investment products, unique market segments such as currency or nanotech may be difficult for investors to access. These segments are the focus of indexes that promote Intelligent Access. PowerShares has a diverse lineup of ETFs based on indexes that offer exposure to specific, unique or previously uncovered market areas.

Exchange-Traded Funds

Intelligent Access

PPA  -  Aerospace & Defense

ADRA  -  BLDRS Asia 50 ADR Index Fund

ADRD  -  BLDRS Developed Markets 100 ADR Index Fund

ADRE  -  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  -  BLDRS Europe 100 ADR Index Fun

PKW  -  Buyback Achievers

PZD  -  Cleantech

PFM  -  Dividend Achievers

PDP  -  DWA Technical Lenders

PGF  -  Financial Preferred

PGJ  -  Golden Dragon Halter USX China

PHJ  -  High Growth Rate Dividend Achievers

PEY  -  High Yield Equity Dividend Achievers

PID  -  International Dividend Achievers

PSP  -  Listed Private Equity

PXN  -  Lux Nanotech

QQQQ  -  PowerShares QQQ

PYH  -  Value Line Industry Rotation

PIV  -  Value Line Timeliness Select

PHO  -  Water Resources

PBW  -  Wilderhill Clean Energy

PUW  -  Wilderhill Progressive Energy

PZI  -  Zacks Micro Cap

PZJ  -  Zacks Small Cap

This page contains advertising materials and should not be viewed as part of the Annual Report.

PowerShares Asset Class Guide

Domestic Equity

Broad

PWC  Dynamic Market

PWO  Dynamic OTC

PIV  Value Line Timeliness Select

PRF  FTSE RAFI US 1000

PRFZ  FTSE RAFI US 1500

PIQ  Dynamic MagniQuant

QQQQ  PowerShares QQQ

PKW  Buyback Achievers

PDP  DWA Technical Leaders

PVM  Dynamic Deep Value

PGZ  Dynamic Aggressive Growth

Style

PJF  Dynamic Large Cap

PWB  Dynamic Large Cap Growth

PWV  Dynamic Large Cap Value

PJG  Dynamic Mid Cap

PWJ  Dynamic Mid Cap Growth

PWP  Dynamic Mid Cap Value

PJM  Dynamic Small Cap

PWT  Dynamic Small Cap Growth

PWY  Dynamic Small Cap Value

PZJ  Zacks Small Cap

PZI  Zacks Micro Cap

International/Region

Region

PPGJ  Golden Dragon Halter USX China

ADRA  BLDRS Asia 50 ADR Index Fund

ADRD  BLDRS Developed Markets 100 ADR Index Fund

ADRE  BLDRS Emerging Markets 50 ADR Index Fund

ADRU  BLDRS Europe 100 ADR Index Fund

Income

PID  International Dividend Achievers

Income/Dividend

PEY  High Yield Equity Dividend Achievers

PHJ  High Growth Rate Dividend Achievers

PFM  Dividend Achievers

PGF  Financial Preferred

Sector and Industry

Sector

PUI  Dynamic Utilities

PYZ  Dynamic Basic Materials Sector

PEZ  Dynamic Consumer Discretionary Sector

PSL  Dynamic Consumer Staples Sector

PXI  Dynamic Energy Sector

PFI  Dynamic Financial Sector

PTH  Dynamic Healthcare Sector

PRN  Dynamic Industrials Sector

PTF  Dynamic Technology Sector

PTE  Dynamic Telecommunications & Wireless

PRFG  FTSE RAFI Consumer Goods Sector

PRFS  FTSE RAFI Consumer Services Sector

PRFE  FTSE RAFI Energy Sector

PRFF  FTSE RAFI Financials Sector

PRFH  FTSE RAFI Health Care Sector

PRFN  FTSE RAFI Industrials Sector

PRFM  FTSE RAFI Basic Materials Sector

PRFQ  FTSE RAFI Telecommunications & Technology Sector

PRFU  FTSE RAFI Utilities Sector

Industry

PJB  Dynamic Banking Sector

PBE  Dynamic Biotechnology & Genome

PKB  Dynamic Building & Construction

PXE  Dynamic Energy Exploration & Production

PBJ  Dynamic Food & Beverage

PHW  Dynamic Hardware & Consumer Electronics

PTJ  Dynamic Healthcare Services Sector

PIC  Dynamic Insurance

PEJ  Dynamic Leisure and Entertainment

PBS  Dynamic Media

PXQ  Dynamic Networking

PXJ  Dynamic Oil & Gas Services

PJP  Dynamic Pharmaceuticals

PMR  Dynamic Retail

PSI  Dynamic Semiconductors

PSJ  Dynamic Software

PPA  Aerospace & Defense

PBW  Clean Energy

PZD  Cleantech

PSP  Listed Private Equity

PXN  Nanotech

PUW  Progressive Energy

PYH  Value Line Industry Rotation

PHO  Water Resources

This page contains advertising materials and should not be viewed as part of the Annual Report.

PowerShares Risk Spectrum

Domestic Equity

More Conservative

Dynamic Deep Value

Dynamic Large Cap

Dynamic Mid Cap

Dynamic MagniQuant

Buyback Achievers

DWA Technical Leaders

Dynamic Small Cap

Dynamic Large Cap Value

FTSE RAFI US 1000

Dynamic Mid Cap Value

Dynamic Market

Dynamic Aggressive Growth

Dynamic Small Cap Value

FTSE RAFI US 1500 Small-Mid

Zacks Micro Cap

PowerShares QQQ

Dynamic Large Cap Growth

Dynamic Mid Cap Growth

Zacks Small Cap

Value Line Timeliness Select

Dynamic Small Cap Growth

Dynamic OTC

More Aggressive

International/Region

More Conservative

BLDRS Europe 100 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Asia 50 Index Fund

International Dividend Achievers

BLDRS Emerging Markets 50 ADR Index Fund

Golden Dragon Halter USX China

More Aggressive

Income/Dividend

More Conservative

Financial Preferred

High Yield Equity Dividend Achievers

Dividend Achievers

High Growth Rate Dividend Achievers

More Aggressive

Sector and Industry

More Conservative

Dynamic Consumer Staples Sector

Dynamic Food & Beverage

Dynamic Banking Sector

Dynamic Financial Sector

Dynamic Utilities

Dynamic Insurance

FTSE RAFI Health Care Sector

Dynamic Healthcare Sector

FTSE RAFI Financials Sector

Dynamic Industrials Sector

Dynamic Media

Aerospace & Defense

FTSE RAFI Industrials Sector

Dynamic Pharmaceuticals

Dynamic Consumer Discretionary Sector

Dynamic Healthcare Services Sector

Dynamic Leisure and Entertainment

FTSE RAFI Consumer Goods Sector

FTSE RAFI Utilities Sector

Water Resources

FTSE RAFI Consumer Services Sector

FTSE RAFI Basic Materials Sector

Dynamic Basic Materials Sector

Dynamic Retail

FTSE RAFI Energy Sector

Dynamic Energy Sector

Dynamic Building & Construction

Value Line Industry Rotation

Dynamic Technology Sector

Progressive Energy

Dynamic Biotechnology & Genome

Dynamic Software

Nanotech

Dynamic Energy Exploration & Production

FTSE RAFI Telecommunications & Technology Sector

Dynamic Hardware & Consumer Electronics

Dynamic Telecommunications & Wireless

Dynamic Oil & Gas Services

Cleantech

Listed Private Equity

Clean Energy

Dynamic Networking

Dynamic Semiconductors

More Aggressive

This page contains advertising materials and should not be viewed as part of the Annual Report.

Exchange-Traded Funds

ETFs are investment funds that trade like individual stocks on all of the major exchanges, similar to shares of publicly held companies. They can be bought and sold on an exchange at any moment during market hours. Since they are listed and traded on an exchange, you can be confident that you are investing in a well-regulated market.

ETFs are one of the fastest growing investment products in the worldwide financial marketplace. As of 3.31.2007, 432 ETFs were listed in the U.S. with $433 billion in assets, up from two products with only $1 billion in assets in 1995.

ETFs seek investment results that correspond generally to the price and yield (before fees and expenses) of a listed index. While most ETFs share a similar objective, the principal investment strategies of the underlying indexes can have substantial differences. It is important to gain a clear understanding of an ETF's underlying index as the index's objective is inherently passed on to the fund shareholders by seeking to replicate the index.

Indexes

An index is a selection process or appointed committee that groups selected securities together to track their movement in aggregate. While only a few indexes are mentioned on the daily news, there are hundreds of indexes in existence today that differ from each other in diverse ways.

Broad Market

Broad market indexes are what most people think of when an index is mentioned. These indexes are designed to track the performance of the broad market.

Benchmark

Benchmark indexes are created to set a standard by which the performance or movement of individual securities and asset managers can be measured.

Exchange Composite

These indexes are designed to provide a comprehensive measure of the performance of all commons stocks listed on a particular exchange.

Sector or Industry

The aggregate financial marketplace is generally broken down into roughly ten sectors which are further dissected into many specific industries.

Style

Style indexes are created to identify groups of stocks that are either growth (companies currently experiencing appreciation or significant earnings or revenue growth) or value (companies determined to be under priced by fundamental measures) oriented.

Company Size

Market-capitalization indexes group together companies that are similar in size based on the number of outstanding shares times the share price, while fundamentally weighted indexes group together stocks of companies based on their financial fundamental valuation.

International / Country

International indexes group together stocks of companies that are affiliated by location outside of the U.S. or companies located with a specific country or region.

Income / Bond

Income indexes group stocks based on their type of income of securities, while bond indexes are designed to show the average performance of a group of debt securities.

This page contains advertising materials and should not be viewed as part of the Annual Report.

Specialty / Enhanced

Many other specialty indexes are created with specific investment management objectives or for customized purposes. These indexes can be created specifically with the intention to be used as the basis for an ETF. Investor targets can be met through an ETF where the index has the objective(s) of capital appreciation, risk control, income or diversification.

Benefits of PowerShares

PowerShares ETFs offer investors a low-cost, tax-efficient investment in a professionally crafted portfolio consisting of some of the best managed companies and most timely investments. See important risk factors in back.

Tax Advantaged Product Design

Taxes may be one of the most critical and overlooked factors in wealth creation over time. The ETF product structure defers some or possibly all capital gains until investors sell their shares.

Low Ownership Cost

ETFs provide lower ownership cost because of their efficient structure. PowerShares have established expense caps to make the cost of ownership clear and straightforward for investors. Ordinary brokerage commissions apply.

Flexibility, Transparency

PowerShares' ETFs offer flexibility as shares can be bought and sold throughout the day through exchange trading. Fund holdings are disclosed every day. Options based on the funds are available, possibly increasing financial management opportunities for advisors and their clients.

Near Instant Liquidity, Trades at or Close to NAV

PowerShares may be bought and sold on the exchange at any time during market hours. Although shares are not individually redeemable directly from the fund itself, authorized participants may acquire shares and tender shares for redemption, through creation unit aggregations. ETFs area not closed-end funds and trade at or near net asset values.

This page contains advertising materials and should not be viewed as part of the Annual Report.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

A I M Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust II.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call A I M Distributors, Inc. at (800) 337-4246 or visit our website powershares.com for a prospectus. Please read the prospectus carefully before investing.

301 W. Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-AR-8

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that the Fund has at least one “audit committee financial expert” serving on its audit committee: Mr. Phillip Nussbaum, Mr. Marc Kole, and Mr. Donald Wilson. Each of these audit committee  members is “independent,” meaning that he is not an “interested person”  of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person  has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)   Audit Fees.  The aggregate fees billed for the Registrant’s fiscal period ended October 31, 2007 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal period were $266,000.

(b)   Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal period ended October 31, 2007 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $7,500. These fees principally related to the reviews of the Trust’s Registration Statements.

(c)   Tax Fees.  The aggregate fees billed for the Registrant’s fiscal period ended October 31, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $130,150.

(d)   All Other Fees.  All other aggregate fees billed for the Registrant’s fiscal period ended October 31, 2007 were $0.

(e)   Audit Committee Pre-Approval Policies and Procedures.  In accordance with Rule 201(c)(7)(A), the Audit Committee pre-approves all of the Audit and Tax  Fees of the Registrant.  All of the services described in paragraphs (b) and (c) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act, which consists of the independent trustees.  The Audit Committee members are Phillip Nussbaum, Mark McMillan, Ronn Bagge, Marc M. Kole and Donald H. Wilson.

Items 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)              There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)       Code of Ethics.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chairman and Chief Executive Officer

Date:	December 31, 2007

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Chief Financial Officer

Date:	December 31, 2007